As filed with the Securities and Exchange Commission on February 28, 2005.

                                                      1933 Act File No.  2-49560
                                                      1940 Act File No. 811-2429

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X
                          Pre-Effective Amendment No.
                         Post-Effective Amendment No.72

                                      and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X
                                Amendment No.60

                             USAA MUTUAL FUND, INC.
               -------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                9800 FREDERICKSBURG ROAD, SAN ANTONIO, TX 78288
               ------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code (210) 498-0226
                                                          --------------
                           Mark S. Howard, Secretary
                             USAA MUTUAL FUND, INC.
                            9800 Fredericksburg Road
                           SAN ANTONIO, TX 78288-0227
                    ---------------------------------------
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective under Rule 485

____ immediately upon filing pursuant to paragraph (b)
____ on (date) pursuant to paragraph (b)
____ 60 days after filing pursuant to paragraph (a)(1)
__X_ on (May 1, 2005) pursuant to paragraph (a)(1)
____ 75 days after filing pursuant to paragraph (a)(2)
____ on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           Exhibit Index on Page 218
                                                                   Page 1 of 477

                                     Part A

                              Prospectuses for the
                 S&P 500 Index Fund, Extended Market Index Fund,
                  and Nasdaq-100 Index Fund are included herein

                  Not included in this Post-Effective Amendment
                          are the Prospectuses for the
                  Aggressive Growth Fund, Growth Fund, Growth &
                  Income Fund, Income Stock Fund, Income Fund,
               Short-Term Bond Fund, Money Market Fund, Science &
           Technology Fund, First Start Growth Fund, Intermediate-Term
         Bond Fund, High-Yield Opportunities Fund, Small Cap Stock Fund,
                       Capital Growth Fund, and Value Fund

                                     Part A

                               Prospectus for the
                               S&P 500 Index Fund
                               is included herein

[USAA
EAGLE
LOGO(R)]


                                      USAA S&P 500 INDEX FUND
                                      Member Shares and Reward Shares
                        USAA
                 Investments

                                       [GRAPHIC OMITTED]


                  One of the
                 USAA Family
                  of No-Load
                Mutual Funds


                               P r o s p e c t u s
--------------------------------------------------------------------------------

     MAY 1, 2005    As with other  mutual  funds,  the  Securities  and Exchange
                    Commission has not approved or disapproved of this Fund's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Table of CONTENTS
-----------------------------------------------------------------------------

   OVERVIEW OF AN INDEX FUND                                               3

   WHAT IS THE FUND'S INVESTMENT OBJECTIVE
   AND PRINCIPAL STRATEGY?                                                 4

   WHAT ARE THE PRINCIPAL RISKS OF INVESTING
   IN THIS FUND?                                                           4

   COULD THE VALUE OF YOUR INVESTMENT
   IN THIS FUND FLUCTUATE?                                                 5

   FEES AND EXPENSES                                                       8

   FUND INVESTMENTS                                                       10

   FUND MANAGEMENT                                                        12

   USING MUTUAL FUNDS IN AN
   INVESTMENT PROGRAM                                                     16

   HOW TO INVEST                                                          19

   HOW TO CONVERT SHARES                                                  24

   HOW TO REDEEM                                                          25

   IMPORTANT INFORMATION ABOUT PURCHASES
   AND REDEMPTIONS                                                        27

   EXCHANGES                                                              28

   SHAREHOLDER INFORMATION                                                30

   FINANCIAL HIGHLIGHTS                                                   35

   ADDITIONAL INFORMATION ABOUT THE
   FUND'S INVESTMENT POLICIES                                             38

   APPENDIX A                                                             41

   ADDITIONAL FUND INFORMATION                                            46
>

USAA S&P 500 Index Fund - 2

------------------------------------------------------------------------------

USAA INVESTMENT MANAGEMENT COMPANY (IMCO) MANAGES THIS FUND. FOR EASIER READING, IMCO WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

OVERVIEW OF AN INDEX FUND

              WHAT IS AN INDEX FUND?

              An index fund is a mutual fund that attempts to mirror the performance of a specific index. An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance of a particular market. It is a passive measure of stock market returns. It does not factor in the costs of buying, selling, and holding stocks, which are reflected in a fund's results. In this prospectus, we offer you an index fund that provides you a convenient and cost-efficient means of investing in a portfolio that generally reflects the performance of some portion of the stock market. An index fund has operating expenses and transaction costs while the market index does not. Keep in mind, the target index is a model, not an actual portfolio. Therefore, while a fund attempts to track its target index as closely as possible, it typically will not match the performance of the index exactly.

              WHAT IS THE S&P 500 INDEX1?

              The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Each stock in the index contributes to the index in the same proportion as the value of its shares, and most of these stocks are listed on the New York Stock Exchange. See APPENDIX A on page 41 for ADDITIONAL INFORMATION ON THE S&P 500 INDEX.

1 "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and
  "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for our use.

                                                                  3 - Prospectus

USAA S&P 500 INDEX Fund
-------------------------------------------------------------------------------

WHAT IS THE FUND'S INVESTMENT OBJECTIVE
AND PRINCIPAL STRATEGY?

              The Fund seeks to match, before fees and expenses, the performance of the S&P 500 Index. The S&P 500 Index emphasizes stocks of large U.S. companies. The Fund's Board of Directors may change the Fund's investment objective without shareholder approval.

              We are the Fund's investment adviser. We have retained Northern Trust Investments, N.A. (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the stocks of companies composing the S&P 500 Index. This strategy may be changed upon 60 days' written notice to shareholders.

              In seeking to mirror the performance of the S&P 500 Index, NTI attempts to allocate the Fund's investments among stocks in approximately the same weightings as the S&P 500 Index, beginning with the stocks that make up the larger portion of the index's value. The Fund is rebalanced as required to maintain tight tracking against index weightings and risk factors as well as cash flow and index changes. NTI may exclude or remove any S&P stock from the Fund if NTI believes that the stock is illiquid or has been impaired by financial conditions or other extraordinary events.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING
IN THIS FUND?

              The principal risks of investing in this Fund are stock market risk, cash flow and tracking error risk, and management risk.

              STOCK MARKET RISK

              Because this Fund invests in equity securities, it is subject to stock market risk. A company's stock price in general may decline over short or even extended periods regardless of the success or failure of a company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up, and periods when stock prices generally go down. Stocks tend to be more volatile than bonds.

USAA S&P 500 Index Fund - 4

-------------------------------------------------------------------------------

              CASH FLOW AND TRACKING ERROR RISK

              While the Fund attempts to match the S&P 500 Index as closely as possible, the ability of the Fund to meet its investment objective depends to some extent on the cash flow in and out of the Fund. The Fund's performance may be affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, and brokerage commissions and fees. When a shareholder buys or sells shares of the Fund, the Fund generally has to buy or sell stocks in its portfolio. Changes in the Fund's cash flow affect how closely the Fund will mirror the S&P 500 Index. Because of the differences between the index and the Fund's portfolio, the Fund may not track the S&P 500 Index perfectly.

              MANAGEMENT RISK

              This Fund is subject to management risk in that there is no guarantee that the investment techniques and risk analyses used by the Fund's manager will produce the desired results.

              OTHER RISKS

              Because any investment involves risk, there is no assurance that the Fund's objective will be achieved. As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is also a risk of investing in this Fund.

              An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

COULD THE VALUE OF YOUR INVESTMENT
IN THIS FUND FLUCTUATE?

              Yes, it could. NTI attempts to keep the Fund fully invested in securities that are representative of the S&P 500 Index as a whole. Therefore, the value of your investment in this Fund will fluctuate with the changing market value of the investments in the Fund's portfolio.

                                                                  5 - Prospectus

USAA S&P 500 INDEX Fund
-------------------------------------------------------------------------------

              The Fund is divided into two classes of shares, Member Shares and Reward Shares. The following bar chart illustrates the volatility and performance of the Fund's Member Shares from year to year for each full calendar year since the Fund's inception.

              TOTAL RETURN

              All mutual funds must use the same formula to calculate TOTAL RETURN.

     ====================================================================
     [ARROW] TOTAL RETURN measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions.
     ====================================================================

MEMBER SHARES
[bar chart]

                     YEAR            TOTAL RETURN
                     1997*              33.03%
                     1998               20.62%
                     1999               20.67%
                     2000               (9.27%)
                     2001              (12.09%)
                     2002              (22.19%)
                     2003               28.05
                     2004               10.51

                     * Fund began operations on May 1, 1996.

                          THREE-MONTH YTD TOTAL RETURN
                                 x.xx% (3/31/05)

      BEST QUARTER**                                       WORST QUARTER**
      21.33% 4th Qtr. 1998                           -17.29% 3rd Qtr. 2002

       ** Please note that "Best Quarter" and "Worst Quarter" figures are applicable only to the time period covered by the bar chart.

USAA S&P 500 Index Fund - 6

-------------------------------------------------------------------------------

              The following table shows how the Member Shares' and Reward Shares' average annual total returns for the periods indicated compared to those of the S&P 500 Index itself. The after-tax returns are shown in two ways: (1) assumes that you owned the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income and realized capital gains and (2) assumes that you paid taxes on the Fund's distributions of taxable net investment income and realized capital gains and sold all shares at the end of each period.

              After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the following table are not relevant to you. The before-tax and after-tax returns for the Reward Shares will differ.

              Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.

                                                                  7 - Prospectus

USAA S&P 500 INDEX Fund
-------------------------------------------------------------------------------

===============================================================================

                         AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED DECEMBER 31, 2004
                                             PAST     PAST       SINCE
                                            1 YEAR   5 YEARS    INCEPTION*
----------------------------------------------------------------------------
(S&P 500 INDEX FUND MEMBER SHARES)
Return Before Taxes**                       10.51%    -2.56%      9.05%

Return After Taxes on                       10.23%    -3.08%      8.47%
Distributions**

Return After Taxes on Distributions
and Sale of Fund Shares**                    7.17%    -2.38%      7.68%
-----------------------------------------------------------------------------
(S&P 500 INDEX FUND REWARD SHARES)
Return Before Taxes                         10.67%     n/a        5.85%
-----------------------------------------------------------------------------
S&P 500 Index (reflects no deduction
for fees, expenses, or taxes)***            10.87%    -2.30%      9.29%
===============================================================================

* The inception date of the S&P 500 Index Fund Member Shares is May 1, 1996, while the inception date of the S&P 500 Index Fund Reward Shares is May 1, 2002.

** Excludes $10 account maintenance fee, which is waived for accounts of $10,000 or more.

*** The average annual total return for the S&P 500 Index from May 1, 2002--the inception date of the Fund's Reward Shares--through December 31, 2004, was 6.11%.

FEES AND EXPENSES

              This summary shows what it will cost you, directly and indirectly, to invest in the Fund.

              There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for wires.) IN ADDITION, IF YOU SELL OR EXCHANGE SHARES OF THE FUND WITHIN FIVE BUSINESS DAYS OF PURCHASE, YOU MAY BE SUBJECT TO A SHORT-TERM TRADING FEE PAYABLE TO THE FUND OF UP TO 2% OF THE VALUE OF THE SHARES REDEEMED OR EXCHANGED. THE FUND CURRENTLY IS WAIVING THIS FEE BUT MAY BEGIN TO CHARGE THE FEE AT ANY TIME WITHOUT PRIOR NOTICE TO SHAREHOLDERS.

              Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees.

USAA S&P 500 Index Fund - 8

-------------------------------------------------------------------------------


              The figures below for the Member Shares and Reward Shares are based on the actual expenses of the Fund, before reimbursements, during the past fiscal year ended December 31, 2004, and are calculated as a percentage of average net assets (ANA).

              SHAREHOLDER TRANSACTION EXPENSES -- DIRECT COSTS

                 REDEMPTION             ANNUAL ACCOUNT
                    FEE                MAINTENANCE FEE
                -----------------------------------------------------
                                     $10 (for Member Share accounts
                   None a                   under $10,000) b

              ANNUAL FUND OPERATING EXPENSES -- INDIRECT COSTS

                                                                 TOTAL ANNUAL
                        MANAGEMENT   DISTRIBUTION    OTHER        OPERATING
                          FEES      (12B-1) FEES    EXPENSES      EXPENSES
-------------------------------------------------------------------------------

Member Shares            .10%            None         .23%         .33%c,e
Reward Shares            .10%            None         .09%         .19%d,e

          a If you sell or exchange shares within five business days of purchase, you may be subject to a short-term trading fee payable to the Fund of up to 2% of the value of the shares redeemed or exchanged.

          b USAA Shareholder Account Services, the Fund's transfer agent, assesses a $10 annual account maintenance fee to allocate part of the fixed costs of maintaining shareholder accounts. We deduct $2.50 per quarter from your account to pay the annual fee. You will not be charged this fee if you maintain an account balance of $10,000 or more. See DIVIDENDS AND OTHER DISTRIBUTIONS on page 32 for further information.

          c Effective October 1, 2004, we have voluntarily agreed to limit the Member Shares' Total Annual Operating Expenses to 0.19% of the ANA of Member Shares, before reductions of any expenses paid indirectly, and to reimburse the Member Shares for certain expenses in excess of that amount. We can modify or terminate this arrangement at any time. With this reimbursement, the Member Shares' Actual Total Annual Operating Expenses would have been as follows:

                      Actual Total                        Annual Total
                        Annual         Reimbursement   Operating Expenses
                  Operating Expenses     From IMCO     After Reimbursement
               -------------------------------------------------------------
                         .33%             .14%                .19%

          d Effective October 1, 2004, we have voluntarily agreed to limit the Reward Shares' Total Annual Operating Expenses to 0.09% of the ANA of Reward Shares, before reductions of any expenses paid indirectly, and to reimburse the Reward Shares for certain expenses in excess of that amount. We can modify or terminate this arrangement at any time. With this reimbursement, the Reward Shares' Actual Total Annual Operating Expenses would have been as follows:

                                                                  9 - Prospectus

USAA S&P 500 INDEX Fund
-------------------------------------------------------------------------------

                     Actual Total                        Annual Total
                        Annual         Reimbursement   Operating Expenses
                  Operating Expenses     From IMCO     After Reimbursement
               -------------------------------------------------------------
                         .19%             .10%                .09%

          e Through fee offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses (expenses paid indirectly). Total Annual Operating Expenses of the Fund reflect total expenses before reductions for expenses paid indirectly, which had no impact on the total expense ratios for the Member Shares and Reward Shares.

     ====================================================================
      [ARROW]  12B-1 FEES Some mutual funds charge these fees to pay for advertising and other costs of selling fund shares.
     ====================================================================

              EXAMPLE

              This example is intended to help you compare the cost of investing in this Fund's Member Shares and Reward Shares with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses (before any applicable fee offset or reimbursement) remain the same, and (3) you redeem all of your shares at the end of the periods shown.

                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
      ------------------------------------------------------------------------

      Member Shares            $34         $106         $185          $418
      Reward Shares            $19          $61         $107          $243


FUND INVESTMENTS

              PRINCIPAL INVESTMENT STRATEGIES AND RISKS

              [ARROW] HOW IS THE FUND'S PORTFOLIO MANAGED?

              The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, the Fund utilizes a "passive" or "indexing" investment approach in an attempt to match, as closely as possible, the performance of the S&P 500 Index.


USAA S&P 500 Index Fund - 10

-------------------------------------------------------------------------------

              The Fund uses the "sampling" method of indexing. Under this approach, the Fund selects a representative sample of stocks from the targeted index that will resemble the full index in terms of industry weightings, market capitalization, price/earnings ratios, dividend yield, and other characteristics. For example, if 10% of the S&P 500 Index was made up of technology stocks, the Fund would invest approximately 10% of its assets in some, but not all, of the technology stocks included in the S&P 500 Index. This approach generally is less expensive than buying and holding all of the stocks in a particular index.

              [ARROW] WHAT ARE THE BENEFITS TO AN INVESTOR OF USING A PASSIVE OR INDEXING APPROACH?

              Indexing appeals to many investors because it:

              * provides simplicity through a straightforward market-matching strategy,

              * generally provides diversification by investing in a wide variety of companies and industries,

              * tends to have lower costs because index funds do not have many of the expenses of actively managed funds such as research, and

              *    usually  has  relatively  low  trading  activity,   so  total
                   brokerage commissions tend to be lower.

              [ARROW] HOW CLOSELY WILL THE FUND MATCH ITS INDEX?

              In seeking to mirror the performance of the S&P 500 Index, NTI will attempt to allocate the investments of the Fund among stocks in approximately the same weightings as the index itself, beginning with the stocks that make up the larger portion of the index's value.

              Over the long term (I.E., periods of three to five years), NTI will seek a correlation between the performance of the Fund, before expenses, and that of the S&P 500 Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation, meaning that the Fund always moves up in value when the S&P 500 Index rises and down in value when the index declines. In the unlikely event that the targeted correlation is not achieved, alternative structures may be considered.

                                                                 11 - Prospectus

USAA S&P 500 INDEX Fund
-------------------------------------------------------------------------------

              [ARROW] WILL THE FUND PURCHASE OTHER TYPES OF SECURITIES?

              Under normal market conditions, the Fund's assets will be invested, as is practical, in stocks included in the S&P 500 Index. However, the Fund may hold up to 20% of its assets in short-term debt securities, money market instruments, stock index futures, and options.

              The Fund may invest, to a limited extent, in stock index futures and options. The Fund will generally invest in stock index futures and options in an attempt to reduce any performance discrepancies between the Fund and the S&P 500 Index. The Fund generally will not use these derivative instruments for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. These investments tend to reduce transaction costs or add value when they are favorably priced. Risks associated with investments in futures and options include the risk that the futures or options contract will not fully offset the underlying position and that investments in futures and options used for risk management may not have the intended effects and may result in losses or missed opportunities. The risk of loss of money from FUTURES CONTRACTS and OPTIONS ON FUTURES CONTRACTS used for nonhedging purposes may be greater than that of investments for hedging purposes.

     ====================================================================
      [ARROW] FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS are generally used as a lower-cost method of gaining exposure to a particular securities market than investing directly in those securities.
     ====================================================================

              For a description of the futures and options the Fund may use and some of their associated risks, See ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENT POLICIES on page 38.

FUND MANAGEMENT

              MANAGEMENT AND ADVISORY SERVICES

              USAA Investment  Management  Company serves as the manager of this
              Fund.   We  are  an  affiliate  of  United   Services   Automobile
              Association

USAA S&P 500 Index Fund - 12

-------------------------------------------------------------------------------

              (USAA), a large, diversified financial services institution. Our mailing address is P.O. Box 659453, San Antonio, Texas 78265-9825.

     ==============================================================
     [ARROW]  TOTAL ASSETS UNDER MANAGEMENT BY
              USAA INVESTMENT MANAGEMENT COMPANY
              Approximately $xx billion as of March 31, 2005
     ==============================================================

              We provide investment management services to the Fund pursuant to a Management Agreement. Under this agreement, we are responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Fund's Board of Directors. Beginning with the semiannual report for the period ended June 30, 2005, a discussion regarding the basis for the Board of Directors approving any investment advisory contract of the Fund will be available in the Fund's semiannual report to shareholders.

              The Fund uses a "manager-of-managers" structure. We are authorized to select (with approval of the Fund's Board of Directors) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. We monitor a subadviser's performance through quantitative and qualitative analysis, and periodically report to the Fund's Board of Directors as to whether a subadviser's agreement should be renewed, terminated, or modified. We also are responsible for allocating assets to a subadviser. The allocation for a subadviser can range from 0% to 100% of the Fund's assets, and we can change the allocation without shareholder approval.

              For our services, the Fund pays us an annual fee of one-tenth of one percent (0.10%) of average net assets, accrued daily and paid monthly. In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services to the Fund.

              Effective October 1, 2004, we have voluntarily agreed to waive our annual management fees to the extent that total expenses of the Fund's Member

                                                                 13 - Prospectus

USAA S&P 500 INDEX Fund
-------------------------------------------------------------------------------

              Shares exceed 0.19% of the average net assets of Member Shares and total expenses of the Fund's Reward Shares exceed 0.09% of the average net assets of Reward Shares. We can modify or terminate these arrangements at any time.

              PORTFOLIO MANAGER

              James B. Francis is primarily responsible for the day-to-day management of the Fund. Mr. Francis is a Senior Vice President of Northern Trust Investments, N.A. where he is responsible for the management of various equity and equity index portfolios. Mr. Francis joined Northern Trust in February 2005. He was a Senior Portfolio Manager with State Street Global Advisors where he managed various equity portfolios from 1988 to 2005.

              The  statement  of  additional   information  provides  additional
              information about the portfolio manager's compensation, other accounts managed, and ownership of Fund securities.

              We have entered into a Subadvisory Agreement with Northern Trust Investments, N.A. (NTI), located at 50 S. LaSalle Street, Chicago, Illinois 60675, to delegate the day-to-day discretionary management of the Fund's assets. Under this agreement, NTI manages the assets of the Fund, subject to the general supervision of the Fund's Board of Directors and us, in accordance with the Fund's investment objective, policies, and restrictions. NTI is compensated directly by IMCO and not by the Fund.

              NTI is an investment adviser registered under the Investment Advisers Act of 1940 and primarily manages assets for defined contribution and benefit plans, investment companies, and other institutional investors. As of December 31, 2004, NTI had approximately $274 billion of assets under management.

              The Northern Trust Company, NTI's parent company, is an Illinois state chartered banking organization and a member of the Federal Reserve System. Formed in 1889, it administers and manages assets for individuals, personal trusts, defined contribution and benefit plans, and other institutional corporate clients. It is the principal subsidiary of Northern Trust Corporation, a bank holding company.

              Northern Trust Corporation, through its subsidiaries, has for more than 100 years managed the assets of individuals, charitable organizations,

USAA S&P 500 Index Fund - 14

-------------------------------------------------------------------------------

              foundations, and large corporate investors, and as of December 31, 2004, administered in various capacities approximately $2.6 trillion of assets, including approximately $571.9 billion of assets under discretionary management.

              CHANGE OF SUBADVISERS

              We have received an exemptive order from the Securities and Exchange Commission that permits us, subject to certain conditions,  including  prior  approval  of the  Fund's  Board  of
              Directors, to appoint and replace subadvisers, enter into subadvisory agreements, and amend subadvisory agreements on behalf of the Fund without shareholder approval. As a result, we can change the fee rate payable to a subadviser or appoint a new subadviser at a fee rate different than that paid to the current subadviser, which in turn may result in a different fee retained by IMCO. We will notify shareholders within 90 days after hiring any new subadviser for the Fund.

              PORTFOLIO TURNOVER

              Generally, a passively managed fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the Fund's target index. The Fund is rebalanced as required to maintain tight tracking against index weightings and risk factors as well as cash flow and index changes. We do not expect the Fund to have a high portfolio turnover rate.

     ====================================================================
      [ARROW] ANNUAL PORTFOLIO TURNOVER RATE measures the rate of trading activity in a fund's portfolio of investments, equal to the lesser of purchases or sales, for a year, divided by average total assets during that year.
     ====================================================================

              ADMINISTRATIVE SERVICES

              Under an Administration and Servicing Agreement, we generally assist the Fund's Board of Directors in all aspects of the administration and servicing of the Fund. This agreement provides for the Fund to pay us a fee, computed daily and paid monthly, at an annual rate equal to 0.06% of the average daily net assets of the Fund. We may also delegate one or more of our responsibilities to others at our expense.

                                                                 15 - Prospectus

-------------------------------------------------------------------------------

USING MUTUAL FUNDS IN AN
INVESTMENT PROGRAM

              THE IDEA BEHIND MUTUAL FUNDS

              Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

              USING FUNDS IN AN INVESTMENT PROGRAM

              In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. An investment adviser will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

              You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

              EXCESSIVE SHORT-TERM TRADING

              The USAA family of funds generally is not intended as short-term investment vehicles (except for its money markets funds, the USAA Short-Term Bond Fund, and the USAA Short-Term Fund). Some investors try to profit by using excessive short-term trading practices involving mutual fund shares, frequently referred to as "market timing."

USAA S&P 500 Index Fund - 16

-------------------------------------------------------------------------------

              Excessive short-term trading activity can disrupt the efficient management of a fund and raise its transaction costs by forcing portfolio managers to first buy and then sell portfolio securities in response to a large investment by short-term traders. The USAA family of funds generally are not intended as short-term investment vehicles (except for the money market funds). Although the USAA family of funds discourage short-term trading in its funds, its practices and procedures cannot detect or prevent all short-term trading activity. The Funds' Board of Directors have adopted policies and procedures that are designed to deter excessive short-term trading without needlessly penalizing BONA FIDE investors.

              To deter such trading activities, the USAA family of funds' policies and procedures include:

              * Each fund limits the number of permissible exchanges out of any Fund in the USAA family of funds for each account to six per calendar year (except for the money market funds, the USAA Short-Term Bond Fund, and the USAA Short-Term Fund). For more detailed information on our exchange policy, see EXCHANGES on page 28.

              * Each fund reserves the right to reject any purchase order, including an exchange, that it regards as disruptive to the efficient management of the particular fund.

              * Each fund (except for the money market funds, the USAA Short-Term Bond Fund, and the USAA Short-Term Fund) is authorized to impose up to a 2% short-term trading fee on the value of fund shares redeemed within five business days of purchase. This fee will be deducted from an investor's redemption proceeds and will be paid directly to the affected fund. The Fund currently is waiving the fee but may begin charging the fee at any time without prior notice. For more information, see SHORT-TERM TRADING FEE on page 27.

              THE FUND'S RIGHT TO REJECT  PURCHASE AND EXCHANGE
              ORDERS AND LIMIT TRADING IN ACCOUNTS

              The USAA family of funds' main weapon against excessive short-term trading is its right to reject purchase or exchange orders if in the best interest of the affected fund. In exercising this discretion to reject purchase and exchange orders, the Fund deems that certain excessive short-


                                                                 17 - Prospectus

USAA S&P 500 INDEX Fund
-------------------------------------------------------------------------------

              term trading activities are not in the best interest of the Fund because such activities can hamper the efficient management of a fund. Generally, persons who engage in an "in and out" transaction within a 30-day period will violate the USAA Funds' policy if they engage in another "in and out" transaction in the same fund within 90 days. The Fund also reserves the right to restrict future purchases if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large disruptive purchase and redemption. Finally, the Fund reserves the right to reject any other purchase or exchange order in other situations that do not involve excessive short-term trading activities if in the best interest of the Fund.

              The   following   transactions   are  exempt  from  the  excessive
              short-term trading activity policies described above:

              * Transactions in the money market funds, USAA Short-Term Bond Fund, and USAA Short Term Fund;

              * Purchases and sales pursuant to automatic investment or withdrawal plans; and

              * Other transactions that are not motivated by short-term trading considerations if they are approved by transfer agent management personnel and are not disruptive to the Fund.

              If a person is classified as engaged in excessive short-term trading, the remedy will depend upon the trading activities of the investor in the account and related accounts and its disruptive effect, and can include warnings to cease such activity and/or restrictions or termination of trading privileges in a particular fund or all funds in the USAA family of funds.

              The USAA family of funds relies on its transfer agent to review trading activity for excessive short-term trading. There can be no assurance, however, that our monitoring activities will successfully detect or prevent all excessive short-term trading.

              Some investors purchase USAA fund shares through a financial intermediary who establish an omnibus account in the USAA Funds for its clients and submit a net order to purchase or redeem shares after combining its client orders, which we refer to as omnibus accounts. Currently, such omnibus accounts are not required to provide the Fund with underlying

USAA S&P 500 Index Fund - 18

-------------------------------------------------------------------------------

              trading information for their clients. The USAA family of funds reviews net activity in these omnibus accounts based on the information available to it from the intermediary and looks for activity that indicates potential excessive short-term trading activity. If we detect suspicious trading activity, we work with the omnibus account to identify accounts engaged in excessive short-term trading activity. Investors engaging in excessive short-term trading through these institutional accounts also can be warned or have their trading privileges restricted or terminated. Because the USAA family of funds does not receive underlying trade data, it must rely on the cooperation of the omnibus account to provide information on the trading activity of its clients and restrict or limit excessive short-term traders.

HOW TO INVEST

              OPENING AN ACCOUNT

              You may open an account and make an investment on the Internet, by mail, bank wire, or phone as described below. You should return a complete, signed application to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another fund of the USAA family of funds unless the registration is different or we need further information to verify your identity.

              As required by federal law, we must obtain certain information from you prior to opening an account. If we are unable to verify your identity, we may refuse to open your account or we may open your account and take certain actions without prior notice to you including restricting account transactions pending verification of your identity. If we subsequently are unable to verify your identity, we may close your account and return to you the value of your shares at the next calculated NAV.

              TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

                                                                 19 - Prospectus

USAA S&P 500 INDEX Fund
-------------------------------------------------------------------------------

              If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. Additional fees may also apply to your investment in the Fund, including a transaction fee, if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

              TAX ID NUMBER

              Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding requirements set forth by the Internal Revenue Code. See TAXES on page 33 for additional tax information.

              EFFECTIVE DATE

              When you make a purchase, your purchase price will be the NAV per share next determined after we receive your request in proper form (E.G., complete, signed application and payment). The Fund's NAV is determined as of the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange
              (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

              The Fund or the Fund's transfer agent may enter into agreements with third parties (Servicing Agents), which hold Fund shares in omnibus accounts for their customers, under which the Servicing Agents are authorized to receive orders for Fund shares on the Fund's behalf. Under these arrangements, the Fund will be deemed to have received an order when an authorized Servicing Agent receives the order. Accordingly, customer orders will be priced at the Fund's NAV next computed after they are received by an authorized Servicing Agent even though the orders may be transmitted to the Fund by the Servicing Agent after the time the Fund calculates its NAV.

              The Fund or the Fund's transfer agent also may enter into agreements whereby orders may be executed at the NAV next calculated after receipt

USAA S&P 500 Index Fund - 20

-------------------------------------------------------------------------------

              of the order by the Fund, with payment for the order being made on the next business day.

              If you plan to purchase Fund shares with a check, money order, traveler's check, or other similar instrument, the instrument must be written in U.S. dollars and drawn on a U.S. bank. We do not accept the following foreign instruments: checks, money orders, traveler's checks, or other similar instruments. In addition, we do not accept cash or coins.

              MINIMUM INVESTMENTS

              MEMBER SHARES - INITIAL PURCHASE

              *     $3,000 ($2,000 for IRAs)

              MEMBER SHARES - ADDITIONAL PURCHASES

              * $50 per transaction minimum, per account. Employees of USAA and its affiliated companies may add to an account through payroll deduction for as little as $25 per pay period with a $3,000 initial investment.

                    There are no minimum initial or subsequent purchase payment amounts for investments through USAA Strategic Fund Adviser(R) or USAA College Savings PlanSM. In addition, the Fund may waive or lower purchase minimums in other circumstances.

              REWARD SHARES - INITIAL PURCHASE

              *     $250,000 for new investors;

              * aggregate balance of more than one million dollars held or managed by any USAA company and at least $50,000 in the Fund;

              * $150,000 for existing investors who are eligible to convert Member Shares into Reward Shares; or

              * Fund shares held through the USAA Strategic Fund Adviser(R) program (see HOW TO CONVERT SHARES on page 24).

                    Until we verify that you are indeed eligible for Reward Shares, you will hold Member Shares, which will be converted to Reward Shares upon verification.

                                                                 21 - Prospectus

USAA S&P 500 INDEX Fund
-------------------------------------------------------------------------------

              REWARD SHARES - ADDITIONAL PURCHASES

              *     $50 per transaction minimum, per account.

            ====================================================================
             NOTE: Reward Shares are not available to: SIMPLE IRAs, SEP IRAs, KEOGHs, 403(b) custodian accounts, accounts held in pension plans, profit sharing plans, accounts maintained by financial intermediaries, accounts held by corporations (excluding USAA companies), and other accounts receiving special services from IMCO, except for USAA Strategic Fund Adviser program accounts.
            ====================================================================

              HOW TO PURCHASE BY...

              INTERNET ACCESS - USAA.COM

              * You can use your personal computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 800-461-3507 to obtain a registration number and personal identification number (PIN) or log on to usaa.com and click on "register now." Once you have established Internet access, you will be able to open and fund a new mutual fund account, exchange to another fund in the USAA family of funds, make redemptions, review account activity, check balances, and more.

              MAIL

              *     To open an account, send your application and check to:

                           REGULAR MAIL:
                           USAA Investment Management Company
                           P.O. Box 659453
                           San Antonio, TX 78265-9825

                           REGISTERED OR EXPRESS MAIL:
                           USAA Investment Management Company
                           9800 Fredericksburg Road
                           San Antonio, TX 78240


USAA S&P 500 Index Fund - 22

-------------------------------------------------------------------------------

              * To add to your account, send your check and the appropriate deposit stub in the business reply envelope that accompanies your Fund's transaction confirmation to:

                           REGULAR MAIL:
                           USAA Investment Management Company
                           P.O. Box 659453
                           San Antonio, TX 78265-9825

                           REGISTERED OR EXPRESS MAIL:
                           USAA Investment Management Company
                           9800 Fredericksburg Road
                           San Antonio, TX 78240

              BANK WIRE

              * To open or add to your account, call 800-531-8448 or visit our web site at usaa.com for instructions before wiring funds. This helps to ensure that your account will be credited promptly and correctly.

              ELECTRONIC FUNDS TRANSFER (EFT)

              * Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 800-531-8448 to add these services.

              PHONE 800-531-8448 (IN SAN ANTONIO, 456-7202)

              *     If you  would  like to open a new  account  or  exchange  to
                    another  fund  in  the  USAA  family  of  funds,   call  for
                    instructions.

              USAA TOUCHLINE(R)800-531-8777 (IN SAN ANTONIO, 498-8777)

              * In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another fund in the USAA family of funds, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

                                                                 23 - Prospectus

-------------------------------------------------------------------------------

              USAA BROKERAGE SERVICES 800-531-8343 (IN SAN ANTONIO, 456-7214)

              * To purchase new and additional shares in your USAA brokerage account, call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.

HOW TO CONVERT SHARES

              CONVERSION INTO REWARD SHARES

              We will automatically convert Member Shares into Reward Shares if you meet any of the following criteria:

              *     your account balance in the Fund is at least $250,000; or

              * you have held shares in the Fund at least three years, your account balance in the Fund is at least $150,000, and you have registered for all available IMCO electronic document delivery through usaa.com; or

              * you hold Fund shares through the USAA Strategic Fund Adviser(R) program.

              We also will automatically convert Member Shares into Reward Shares when we determine that you meet the following criteria:

              * you have an aggregate balance of more than one million dollars held or managed by any USAA company and have at least $50,000 in the Fund. We periodically assess this set of criteria, but also will make an assessment if you request a conversion to Reward Shares based on this criteria.

              CONVERSION INTO MEMBER SHARES

              If you no longer meet the requirements for our Reward Shares, the Fund may reclassify your Reward Shares into Member Shares. A decline in your account balance due to redemption or exchange may result in such a conversion. Market movement alone, however, will not result in a conver-

USAA S&P 500 Index Fund - 24

-------------------------------------------------------------------------------

              sion.  We  will  notify  you  in  writing   before  any  mandatory
              conversion into Member Shares.

              PRICING

              If you convert from one class of shares to another, the transaction will be based on the respective share prices of the separate classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day's share prices. At the time of conversion, the total value of your "old" shares will equal the total value of your "new" shares. However, subsequent share price fluctuations may decrease or increase the total value of your "new" shares as compared with that of your "old" shares.

HOW TO REDEEM

              You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the close of the NYSE (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

              We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to ten days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY


                                                                 25 - Prospectus

USAA S&P 500 INDEX Fund
-------------------------------------------------------------------------------

              4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances (E.G., if the NYSE is closed or when permitted by order of the SEC).

              HOW TO REDEEM BY...

              INTERNET, MAIL, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

              *     Access usaa.com.

              *     Send your written instructions to:

                           REGULAR MAIL:
                           USAA Investment Management Company
                           P.O. Box 659453
                           San Antonio, TX 78265-9825

                           REGISTERED OR EXPRESS MAIL:
                           USAA Investment Management Company
                           9800 Fredericksburg Road
                           San Antonio, TX 78240

              * Send a signed fax to 800-292-8177, or send a telegram to USAA Shareholder Account Services.

              * Call toll free 800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.

              * Call toll free 800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.

              Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/other taxpayer identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone commu-

USAA S&P 500 Index Fund - 26

-------------------------------------------------------------------------------

              nications with you are recorded, and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited with the Fund's transfer agent.

              USAA BROKERAGE SERVICES

              * Call toll free 800-531-8343 (in San Antonio, 456-7214) to speak with a member service representative.

IMPORTANT INFORMATION ABOUT PURCHASES
AND REDEMPTIONS

              SHORT-TERM TRADING FEE

              Because the Fund can experience price fluctuations, it is intended for long-term investors. It is not designed for short-term investors whose purchases and redemptions can unnecessarily disrupt the efficient management of the Fund and its investment strategy and increase the Fund's transaction costs. For these reasons, the Fund is authorized to charge up to a 2% short-term trading fee on the value of redemptions and exchanges of fund shares done within five business days of purchase. This fee will be deducted from an investor's redemption proceeds and paid directly to the Fund to help reduce transaction costs. The Fund currently is waiving the fee altogether but reserves the right to begin charging the fee at any time without prior notice to shareholders.

              Currently, omnibus accounts are not required to impose redemption fees on their underlying clients or submit to the Fund trading information for its clients. Once the Fund begins charging the redemption fee, it could be limited in imposing this fee on shareholders purchasing shares through omnibus accounts based on the system's capability and cooperation of the omnibus account.

              Once the Fund begins charging the fee, the Fund will waive the imposition of this fee for redemptions done for financial emergencies outside of the control of the investor (E.G., for members who receive deployment orders), upon written request of an investor.

                                                                 27 - Prospectus

USAA S&P 500 INDEX Fund
-------------------------------------------------------------------------------

              FUND RIGHTS

              The Fund reserves the right to:

              * reject or restrict purchase or exchange orders when in the best interest of the Fund;

              * limit or discontinue the offering of shares of the Fund without notice to the shareholders;

              * calculate the NAV per share on a business day that the NYSE is closed;

              * require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors);

              * redeem an account with less than ten shares, with certain limitations; and

              *     restrict  or  liquidate   an  account   when   necessary  or
                    appropriate to comply with federal law.

EXCHANGES

              EXCHANGE PRIVILEGE

              The exchange privilege is automatic when you complete your application. You may exchange shares among funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence.

              Exchanges made through USAA TouchLine(R) and the Internet require an Electronic Services Agreement (ESA) on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share
              purchases  also  apply  to  exchanges.   For  federal  income  tax
              purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.


USAA S&P 500 Index Fund - 28

-------------------------------------------------------------------------------

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              The Fund has undertaken certain procedures regarding telephone transactions as described on page 26.

              EXCHANGE LIMITATIONS

              To minimize fund costs and to protect the Fund and its shareholders from unfair expense burdens, the Fund restricts excessive exchanges. The limit on exchanges out of any fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the USAA Short-Term Fund, USAA Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each fund reserves the right to reject a shareholder's purchase or exchange orders into a fund at any time when in the best interest of the fund. The Fund may still restrict an investor's account from further purchases or exchanges even if the investor has complied with the exchange policy if the investor is engaged in excessive short-term trading. See The Fund's Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts on page 18.

              For purposes of this policy, all exchanges from one fund on a trading day are counted only as one exchange. The following transactions are not counted as exchanges for purposes of this policy:

              *     Transactions   done  under  automatic   purchase  plans  and
                    systematic withdrawal plans;

              * Transactions done to meet minimum distribution requirements from retirement accounts; and

              *     Transactions   done  to   effect   an  IRA   conversion   or
                    redistribution to a different retirement account.


                                                                 29 - Prospectus

USAA S&P 500 INDEX Fund
-------------------------------------------------------------------------------

              In addition, each fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

              CURRENT FUND PRICE AND TOTAL RETURN

              For the most current price and total return information for this Fund, you may call USAA TouchLine(R) at 800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices and returns. Then, press the FUND NUMBER of the fund you would like to receive information on followed by the pound sign (#) when asked for a fund code.

              Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate NEWSPAPER SYMBOL. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

       ==================================================================
                                   FUND FACTS
            INCEPTION DATE                      FUND NUMBER
            Member Shares - May 1, 1996         Member Shares - 34
            Reward Shares - May 1, 2002         Reward  Shares - 33

            NEWSPAPER  SYMBOL                   TICKER SYMBOL
            Member Shares - S&PIdx              Member Shares - USSPX
            Reward Shares - S&PReward           Reward Shares - USPRX
       ==================================================================

              You may also access this information through our usaa.com web site once you have established Internet access. You must remember that historical performance does not necessarily indicate what will happen in the future.

              You may see the Fund's total return quoted in advertisements and reports. You may also see a comparison of the Fund's performance to that of other mutual funds with similar investment objectives and to stock or relevant indices.


USAA S&P 500 Index Fund - 30

-------------------------------------------------------------------------------

              SHARE PRICE CALCULATION

              The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated as of the close of the NYSE (generally 4 p.m. Eastern Time) each day that the NYSE is open for regular trading. The Fund calculates a separate NAV for each class of shares. The NYSE is closed on most national holidays and Good Friday.

          ===================================================================
                                            TOTAL ASSETS - TOTAL LIABILITIES
          [ARROW] NAV PER SHARE      =     --------------------------------
                                                   NUMBER OF SHARES
                                                     OUTSTANDING
          ===================================================================

              VALUATION OF SECURITIES

              Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported, the average of the bid and asked prices is generally used.

              Debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Directors. Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

              Investments in open-ended investment companies are valued at their net asset value at the end of each business day. Futures contracts are valued at the last quoted sales price.

              Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith by us at fair value using valuation procedures approved by the Fund's Board of Directors. Valuing


                                                                 33 - Prospectus

USAA S&P 500 INDEX Fund
--------------------------------------------------------------------------------

              these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

              For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

              DIVIDENDS AND OTHER DISTRIBUTIONS

              The Fund pays net investment income dividends quarterly. Ordinarily, any net realized capital gain distributions will be paid in December of each year. The Fund may make additional distributions to shareholders when considered appropriate or necessary. For example, the Fund could make an additional distribution to avoid the imposition of any federal income or excise tax.

              We will automatically reinvest all NET INVESTMENT INCOME DIVIDENDS and REALIZED CAPITAL GAIN DISTRIBUTIONS in additional shares of the Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-distribution date. Any net investment income dividends or realized capital gain distributions made by the Fund will reduce the NAV per share by the amount of the dividends or other distributions on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or other distribution. Some or all of these distributions are subject to taxes.

     ========================================================================
      [ARROW] NET INVESTMENT INCOME DIVIDENDS Payments to shareholders of income from dividends and interest generated by the Fund's investments.

      [ARROW] REALIZED CAPITAL GAIN DISTRIBUTIONS Payments to shareholders of gains realized on securities that the Fund has sold at a profit, minus any realized losses.
     ========================================================================

              If your account balance is less than $10,000, the transfer agent will automatically deduct a $10 annual account maintenance fee from your account. The $10 account maintenance fee is deducted at a rate of $2.50 per quarter. The account maintenance fee may be deducted from the divi-

USAA S&P 500 Index  Fund - 32

------------------------------------------------------------------------------

              dend income paid to your account or a sufficient number of shares may be redeemed from your account to pay the account maintenance fee. Any account maintenance fee deducted from the dividend income paid to your account will be treated as taxable income even though not received by you. The annual account maintenance fee may be changed upon at least 30 days' notice to you.

              We will invest in your account any dividend or other distribution payment returned to us at the then-current NAV per share. Dividend and other distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

              TAXES

              This tax information is quite general and refers to the federal income tax laws in effect as of the date of this prospectus. Distributions that shareholders receive from the Fund are subject to federal income tax and may be subject to state or local taxes. A 15% maximum federal income tax rate will apply (1) through 2008 to an individual shareholder's redemption of Fund shares held for more than a year and (2) to the Fund's distributions of net capital gain it recognizes on sales or exchanges through March 31, 2009, of capital assets it holds for more than one year. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

              SHAREHOLDER TAXATION

              Dividends from net investment income and distributions of the excess of short-term capital gains over net long-term capital losses are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

              Regardless of the length of time you have held Fund shares, distributions of net capital gains (I.E., the excess of net long-term gain over net short-term capital loss) that the Fund realizes are taxable to you as long-term capital gains whether received in cash or reinvested in additional shares.

                                                                 33 - Prospectus

              These gains will qualify for a reduced capital gains rate for shareholders who are individuals.

              A conversion between classes of shares of the same fund is a nontaxable event. However, a conversion between classes of shares of different funds is a taxable event.

              WITHHOLDING

              Federal law requires the Fund to withhold and remit to the U.S. Treasury 28% of (1) net investment income dividends, realized capital gain distributions, and proceeds of redemptions payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and distributions payable to such shareholder who:

              *     underreports dividend or interest income or

              * fails to certify that he or she is not subject to backup withholding.

              To avoid this withholding requirement, you must certify, on your application or on a separate IRS Form W-9 supplied by the Fund's transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

              REPORTING

              The Fund will report information to you annually concerning the tax status of dividends and distributions for federal income tax purposes.

              SHAREHOLDER MAILINGS

              HOUSEHOLDING

              Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

USAA S&P 500 Index Fund - 34

-------------------------------------------------------------------------------

              ELECTRONIC DELIVERY

              Log on to usaa.com and sign up to receive your statements, confirms, financial reports, and prospectuses via the Internet instead of through the mail.

FINANCIAL HIGHLIGHTS

              The following financial highlights tables are intended to help you understand the financial performance of the Fund's Member and Reward Shares over a five-year period or since inception. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor in Member and Reward Shares would have earned (or lost) on an investment in the Fund (assuming reinvestment of all net investment income and realized capital gain distributions).

              The information for the fiscal years ended December 31, 2002, 2003, and 2004, has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. The information relating to the Fund prior to fiscal year 2002 was audited by other independent public accounting firms.

                                                                 35 - Prospectus

USAA S&P 500 INDEX Fund
--------------------------------------------------------------------------------

MEMBER SHARES


                                                     YEAR ENDED DECEMBER 31,
                                     2004       2003        2002         2001       2000
PER SHARE OPERATING PERFORMANCE
Net asset value at
  beginning of period            $    16.70  $    13.22  $    17.26  $    19.91  $    22.92
                                 ----------------------------------------------------------
Income (loss) from
  investment operations:
    Net investment income               .29         .21         .21         .21         .23
    Net realized and unrealized
      gain (loss) on investments
      and futures transactions         1.45        3.48       (4.04)      (2.62)      (2.33)
                                 ----------------------------------------------------------
Total from investment operations       1.74        3.69       (3.83)      (2.41)      (2.10)
                                 ----------------------------------------------------------
Less distributions from:
   Net investment income               (.29)       (.21)       (.21)       (.24)       (.24)
   Realized capital gains                --          --          --        (.03)       (.67)
                                 ----------------------------------------------------------
Total distributions                    (.29)       (.21)       (.21)       (.24)       (.91)
                                 ----------------------------------------------------------
Net asset value at
  end of period                  $    18.15  $    16.70  $    13.22  $    17.26  $    19.91
                                 ==========================================================
Total return (%) *                    10.51       28.15      (22.25)     (12.09)      (9.27)
SUPPLEMENTAL DATA AND RATIOS
Net assets at end
  of period (000)                $2,230,916  $1,971,339  $1,419,537  $2,902,151  $2,985,505
Ratios to average net assets: **
  Expenses (%)                          .30(a,b,i)  .33(b,c,i)  .23(c,d,i)  .18(d,e,h,i).18(e,h,i)
  Expenses, excluding
    reimbursements (%)                  .33(i)      .36(i)      .32(i)      .19(h,i)    .18(h,i)
  Net investment income (%)            1.73        1.47        1.33        1.19        1.06
Portfolio turnover (%)                 3.02         .70        9(g)       14(f)       28(f)

* Assumes reinvestment of all net investment income and realized capital gain distributions during the period; does not reflect $10 annual account maintenance fee.

**   For  the  year  ended   December   31,   2004,   average  net  assets  were
     $2,072,954,000.

(a) Effective October 1, 2004, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.19% of their annual average net assets.

(b) Effective May 1, 2003, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.35% of their annual average net assets.

(c) Effective May 1, 2002, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.27% of their annual average net assets through April 30, 2003.

(d) Effective August 13, 2001, the Manager voluntarily agreed to reimburse the Fund for expenses in excess of 0.18% of its annual average net assets through April 30, 2002.

(e) Effective May 6, 1998, through August 12, 2001, the Manager was contractually entitled to receive fees from the Fund only to the extent that the aggregate annual operating expenses of the Fund and the Equity 500 Index Portfolio (the Portfolio), the master fund when the Fund operated in a master-feeder structure, did not exceed 0.18% of the Fund's annual average net assets.

(f) Represents the portfolio turnover rate of the Portfolio for years prior to 2001. For 2001, the turnover rate is based on the Fund's proportionate share of the Portfolio's purchases and sales of long-term investments through the date that the Fund operated in a master-feeder structure.

(g)  Excludes in-kind redemptions.

(h) Includes expenses of the Portfolio through August 12, 2001, the date on which the Fund ceased to operate in a master-feeder structure and separated from the Portfolio.

(i) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly did not affect the Fund's expense ratio.

USAA S&P 500 Index Fund - 36

--------------------------------------------------------------------------------
REWARD SHARES


                                                                         PERIOD
                                                 YEAR ENDED               ENDED
                                                 DECEMBER 31,          DECEMBER
                                                                            31,
                                            2004           2003           2002*
PER SHARE OPERATING PERFORMANCE

Net asset value at beginning of period   $   16.70      $   13.22     $   16.35
                                         ---------------------------------------
Income (loss) from investment operations:
  Net investment income                        .32            .23           .21(a)
  Net realized and unrealized gain
   (loss) on investments and
   futures transactions                       1.44           3.49         (3.16)(a)
                                         --------------------------------------
Total from investment operations              1.76           3.72         (2.95)(a)
                                         --------------------------------------
Less distributions from:
  Net investment income                       (.31)          (.24)         (.18)
                                         --------------------------------------
Net asset value at end of period         $   18.15       $  16.70     $   13.22
                                         ======================================
Total return (%) **                          10.67          28.36        (18.06)
SUPPLEMENTAL DATA AND RATIOS
Net assets at end of period (000)        $ 478,189      $ 383,709     $ 245,675
Ratios to average net assets: ***
  Expenses (%)                                 .15(c,d,f)     .17(d,f)      .17(b,d,f)
  Expenses, excluding
   reimbursements (%)                          .19(f)         .22(f)        .23(b,f)
Net investment income (%)                     1.90           1.62          1.54(b)
Portfolio turnover (%)                        3.02            .70          9(e)

*    Reward Shares were initiated on May 1, 2002.

** Assumes reinvestment of all net investment income distributions during the period. Total returns for periods of less than one year are not annualized. The return for the period ended December 31, 2002, is cumulative.

***  For the year ended December 31, 2004, average net assets were $416,998,000.

(a)  Calculated using average shares.

(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

(c) Effective October 1, 2004, the Manager voluntarily agreed to reimburse the Reward Shares for expenses in excess of 0.09% of their average annual net assets.

(d) Effective May 1, 2002, the Manager voluntarily agreed to reimburse the Reward Shares for expenses in excess of 0.17% of their average annual net assets through September 30, 2004.

(e)  Excludes in-kind redemptions.

(f) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly did not affect the Fund's expense ratio.

                                                                 37 - Prospectus

USAA S&P 500 INDEX Fund
-------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE
FUND'S INVESTMENT POLICIES

              THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN INVESTMENT POLICIES OF THE S&P 500 INDEX FUND AND TYPES OF SECURITIES IN WHICH THE FUND'S ASSETS MAY BE INVESTED:

              FUTURES CONTRACTS ON STOCK INDICES

              The Fund may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of securities (Futures Contracts). Generally, the Fund intends to use this investment technique to hedge against anticipated future changes in general market prices that otherwise might either adversely affect the value of securities held by the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund. A Futures Contract may also be entered into to close out or offset an existing futures position. In general, each transaction in Futures Contracts involves the establishment of a position that will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Fund will rise in value by an amount that approximately offsets the decline in value of the portion of the Fund's investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized.

              Futures Contracts transactions risks could include a lack of correlation between the Futures Contracts and the equity market being hedged or a potential lack of liquidity in the secondary market and incorrect assessments of market trends, which may result in poorer overall performance than if a Futures Contract had not been entered into.

              Brokerage costs will be incurred and "initial margin" will be required to be posted and maintained as a good-faith deposit against performance of obligations under Futures Contracts written for the Fund.

USAA S&P 500 Index Fund - 38

------------------------------------------------------------------------------

              OPTIONS ON FUTURES CONTRACTS ON STOCK INDICES

              The Fund also may invest in options on such Futures Contracts on stock indices for purposes similar to those described above.

              OPTIONS ON STOCK INDICES

              The Fund may purchase and write put and call options on stock indices listed on stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment. Accordingly, the Fund's successful use of options on stock indices will be subject to NTI's ability to correctly predict movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

              ASSET COVERAGE

              The Fund will cover transactions in futures and related options, as well as when-issued or delayed-delivery securities as required under applicable interpretations of the Securities and Exchange Commission, either by owning the underlying securities or segregating with the Fund's custodian cash or liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts.

              MONEY MARKET INSTRUMENTS

              The Fund's assets may be invested in investment-grade, U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, banker's acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates. The Fund's assets also may be invested in money market funds or other short-term investment funds, as permitted under applicable laws and regulations, including the Investment Company Act of 1940.

                                                                 39 - Prospectus

USAA S&P 500 INDEX Fund
-------------------------------------------------------------------------------

              OTHER INVESTMENT COMPANIES

              The Fund may invest in securities of other investment companies (including exchange-traded funds) subject to statutory limitations prescribed by the Investment Company Act of 1940. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

              ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENT POLICIES AND THE SECURITIES IN WHICH THE FUND MAY INVEST IS PROVIDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

USAA S&P 500 Index Fund - 40

                                   APPENDIX A
-------------------------------------------------------------------------------

ADDITIONAL INFORMATION
ON THE S&P 500 INDEX

              The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Fund. S&P has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

              S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


                                                                 41 - Prospectus

                                     NOTES
USAA S&P 500 Index Fund - 42

                                     NOTES

                                                                 43 - Prospectus

                                     NOTES
USAA S&P 500 Index Fund - 44

                                     NOTES

                                                                 45 - Prospectus

USAA S&P 500 INDEX Fund
--------------------------------------------------------------------------------

ADDITIONAL FUND INFORMATION

              If you would like more information about the Fund, you may call 800-531-8181 to request a free copy of the Fund's statement of additional information (SAI), annual or semiannual reports, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. The Fund's annual and semiannual reports also can be viewed on usaa.com. A complete description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund's SAI.

              To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room can be obtained by calling 202-942-8090. Additionally, copies of this information can be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.

                  INVESTMENT       USAA Investment Management Company
                    ADVISER,       P.O. Box 659453
              ADMINISTRATOR,       San Antonio, Texas 78265-9825
                UNDERWRITER,
             AND DISTRIBUTOR


              TRANSFER AGENT       USAA Shareholder Account Services
                                   P.O. Box 659453
                                   San Antonio, Texas 78265-9825


                   CUSTODIAN       The Northern Trust Company
                                   50 S. LaSalle Street
                                   Chicago, Illinois 60675


                   TELEPHONE       Call toll free - Central Time
            ASSISTANCE HOURS       Monday - Friday 7 a.m. to 10 p.m.
                                   Saturday 8:30 a.m. to 5 p.m.
                                   Sunday 10:30 a.m. to 7 p.m.


                 FOR ACCOUNT       800-531-8448 in San Antonio, 456-7202
                  SERVICING,
               EXCHANGES, OR
                 REDEMPTIONS


             RECORDED MUTUAL       24-Hour Service (from any phone)
           FUND PRICE QUOTES       800-531-8066 in San Antonio, 498-8066


                                   (from touch-tone phones only) For account
                 MUTUAL FUND       balance, last transaction, fund prices, or
           USAA TOUCHLINE(R)       to exchange/redeem fund shares
                                   800-531-8777 in San Antonio, 498-8777


             INTERNET ACCESS       usaa.com

                                                                     [GRAPHIC]
Investment Company Act File No. 811-2429                              Recycled
                                                                        Paper

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EAGLE              ------------------------------------
LOGO (R)]             INSURANCE  *  MEMBER SERVICES





28082-0505                                  (C)2005, USAA. All rights reserved.

                                     Part A

                               Prospectus for the
                           Extended Market Index Fund
                               is included herein

[USAA
EAGLE
LOGO(R)]

                                      USAA EXTENDED MARKET
                                                INDEX FUND

                        USAA
                 Investments

                                       [GRAPHIC OMITTED]

                  One of the
                 USAA Family
                  of No-Load
                Mutual Funds


                               P r o s p e c t u s
--------------------------------------------------------------------------------


     MAY 1, 2005    As with other  mutual  funds,  the  Securities  and Exchange
                    Commission has not approved or disapproved of this Fund's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Table of CONTENTS
--------------------------------------------------------------------------------

     OVERVIEW OF AN INDEX FUND                                                3

     WHAT IS THE FUND'S INVESTMENT OBJECTIVE
     AND PRINCIPAL STRATEGY?                                                  4

     WHAT ARE THE PRINCIPAL RISKS OF INVESTING
     IN THIS FUND?                                                            5

     COULD THE VALUE OF YOUR INVESTMENT
     IN THIS FUND FLUCTUATE?                                                  8

     FEES AND EXPENSES                                                       10

     FUND INVESTMENTS                                                        12

     FUND AND PORTFOLIO MANAGEMENT                                           15

     USING MUTUAL FUNDS IN AN
     INVESTMENT PROGRAM                                                      19

     HOW TO INVEST                                                           22

     HOW TO REDEEM                                                           26

     IMPORTANT INFORMATION ABOUT PURCHASES
     AND REDEMPTIONS                                                         28

     EXCHANGES                                                               29

     SHAREHOLDER INFORMATION                                                 31

     FINANCIAL HIGHLIGHTS                                                    35

     ADDITIONAL INFORMATION ABOUT THE
     FUND'S INVESTMENT POLICIES                                              37

     APPENDIX A                                                              42

     ADDITIONAL FUND INFORMATION                                             46


USAA Extended Market Index Fund - 2

USAA INVESTMENT MANAGEMENT COMPANY (IMCO) MANAGES THIS FUND. FOR EASIER READING, IMCO WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

OVERVIEW OF AN INDEX FUND

              WHAT IS AN INDEX FUND?

              An index fund is a mutual fund that attempts to mirror the performance of a specific index. An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance of a particular market. It is a passive measure of stock market returns. It does not factor in the costs of buying, selling, and holding stocks, which are reflected in a fund's results. In this prospectus, we offer you an index fund that provides you a convenient and cost-efficient means of investing in a portfolio that generally reflects the performance of some portion of the stock market. An index fund has operating expenses and transaction costs while the market index does not. Keep in mind, the target index is a model, not an actual portfolio. Therefore, while a fund attempts to track its target index as closely as possible, it typically will not match the performance of the index exactly.

              WHAT IS THE DOW JONES WILSHIRE 4500 COMPLETION INDEXSM (FULL
              CAP)1?

              The Dow Jones Wilshire 4500 Completion IndexSM (Full Cap) (Dow Jones Wilshire 4500 Index), created on December 31, 1983, is a market capitalization-weighted index of approximately 4,500 U.S. equity securities. It measures the performance of all small- and mid-cap stocks regularly traded on the American and New York Stock exchanges and the Nasdaq over-the-counter market. The Dow Jones Wilshire 4500 Index includes all the stocks in the Dow Jones Wilshire 5000 IndexSM (Full Cap) except for stocks included in the S&P 500 Index. See APPENDIX A on page 42 for Additional Information on the Dow Jones Wilshire 4500 Index.


1 "Dow Jones," "Wilshire," and "The Dow Jones Wilshire 4500 Completion IndexSM" are service marks of Dow Jones & Company, Inc. and Wilshire Associates Incorporated and have been sublicensed for our use.

                                                                  3 - Prospectus

USAA EXTENDED MARKET INDEX Fund
-------------------------------------------------------------------------------

              WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGY?

              The Fund seeks to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones Wilshire 4500 Index. The Dow Jones Wilshire 4500 Index measures the performance of all small- and mid-cap stocks as measured by the Dow Jones Wilshire 5000 Index less the stocks in the S&P 500 Index. The Fund's Board of Directors may change the Fund's investment objective without shareholder approval.

              We are the Fund's investment adviser. Unlike other mutual funds that directly acquire and manage their own portfolio securities, we will attempt to achieve the objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series Trust (Extended Market Portfolio), which is a separate fund advised by Merrill Lynch Quantitative Advisers (MLQA), a division of Fund Asset Management, L.P., with a substantially similar investment objective. Therefore, your interest in the Extended Market Portfolio's securities is indirect, and the investment characteristics of the Fund will correspond directly to those of the Extended Market Portfolio. This type of arrangement is commonly referred to as a master-feeder structure.

              To track the Dow Jones Wilshire 4500 Index as closely as possible, under normal market conditions, MLQA will normally invest at least 80% of the Extended Market Portfolio's assets in stocks of companies or other financial instruments that are included in or correlated with securities in the Dow Jones Wilshire 4500 Index. This strategy may be changed upon 60 days' written notice to shareholders. In seeking to mirror the performance of the Dow Jones Wilshire 4500 Index, MLQA attempts to allocate the Extended Market Portfolio's investments so that the market capitalizations, industry weightings, and other fundamental characteristics of the stocks and derivative instruments in its portfolio are similar to the Dow Jones Wilshire 4500 Index as a whole. It will not be MLQA's intent, however, to fully replicate the Dow Jones Wilshire 4500 Index, because the index includes more than 4,700 stocks. MLQA may exclude any Dow Jones Wilshire 4500 Index stock from the Extended Market Portfolio due to that stock's illiquidity, high transaction costs, or small weighting in the index.

USAA Extended Market Index Fund - 4

-------------------------------------------------------------------------------

              WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

              The principal risks of investing in this Fund are stock market risk, cash flow and tracking error risk, management risk, master-feeder structure risk, small- and mid-capitalization risk, and derivative risk.

              STOCK MARKET RISK

              Because this Fund invests in equity securities, it is subject to stock market risk. A stock price in general may decline over short or even extended periods regardless of the success or failure of a company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up, and periods when stock prices generally go down. Stocks tend to be more volatile than bonds.

              CASH FLOW AND TRACKING ERROR RISK

              While the Fund and the Extended Market Portfolio attempt to match the performance of the Dow Jones Wilshire 4500 Index as closely as possible, the ability of the Fund and the Extended Market
              Portfolio to meet their investment objective depends to some extent on the cash flow in and out of the Fund and other investors in the Extended Market Portfolio. The Fund's performance may be affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, and brokerage commissions and fees. When a shareholder buys or sells shares of the Fund, it may result in the Extended Market Portfolio having to buy or sell stocks in its portfolio. Changes in the cash flow of the Fund and the Extended Market Portfolio may affect how closely the Extended Market Portfolio will mirror the Dow Jones Wilshire 4500 Index. Because of the differences between the index and the portfolio of the Extended Market Portfolio, the Fund in turn may not track the Dow Jones Wilshire 4500 Index perfectly. Because the Extended Market Portfolio selects a representative sample of stocks from the Dow Jones Wilshire 4500 Index as opposed to investing in each stock composing the index, tracking error may at times be higher than a fund that invests in each stock of the Dow Jones Wilshire 4500 Index.

                                                                  5 - Prospectus

USAA EXTENDED MARKET INDEX Fund
-------------------------------------------------------------------------------

              MANAGEMENT RISK

              This Fund is subject to management risk in that there is no guarantee that the investment techniques and risk analyses used by the Fund's manager will produce the desired results.

              MASTER-FEEDER STRUCTURE RISK

              As a feeder fund in a master-feeder structure, the Fund is subject to certain risks. Actions of larger feeder funds may materially affect smaller feeder funds investing in the Extended Market Portfolio. For example, if a large feeder fund withdraws from the Extended Market Portfolio, the remaining funds may experience proportionately higher operating expenses, resulting in lower returns (however, this possibility exists as well for traditionally structured funds that have large institutional investors). Additionally, the Extended Market Portfolio may own fewer stocks than that of the market index, resulting in increased portfolio risk. Also, feeder funds with a greater pro rata ownership in the Extended Market Portfolio could have effective voting control of the operations of the Extended Market Portfolio.

              SMALL- AND MID-CAPITALIZATION RISK

              Small- and mid-cap companies may be more vulnerable than larger companies to adverse business or economic developments. These companies may also have limited product lines, markets, or financial resources, and can be particularly sensitive to interest rates, borrowing costs, and earnings. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in securities of larger companies. In addition, small- and mid-cap companies may not be well known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects.

              DERIVATIVE RISK

              The Extended Market Portfolio may use derivative instruments, which allow the Extended Market Portfolio to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives are volatile and involve significant risks, including:

USAA Extended Market Index Fund - 6

-------------------------------------------------------------------------------

              * CREDIT RISK -- the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Extended Market Portfolio.

              * CURRENCY RISK -- the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

              * LEVERAGE RISk -- the risk associated with certain types of investments or trading strategies (such as borrowing money to increase the amount of investments) that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

              * LIQUIDITY RISK -- the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

              * INDEX RISK -- if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Extended Market Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below to what that the Extended Market Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

              OTHER RISKS

              Because any investment involves risk, there is no assurance that the Fund's objective will be achieved. As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is also a risk of investing in this Fund.

                                                                  7 - Prospectus

USAA EXTENDED MARKET INDEX Fund
-------------------------------------------------------------------------------

              An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

              COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

              Yes, it could. MLQA attempts to keep the Extended Market Portfolio fully invested in securities that are representative of the Dow Jones Wilshire 4500 Index as a whole. Therefore, the value of your investment in this Fund will fluctuate with the changing market value of the investments in the portfolio of the Extended Market Portfolio.

              The following bar chart illustrates the Fund's volatility and performance from year to year for each full calendar year since the Fund's inception.

              TOTAL RETURN

              All mutual funds must use the same formula to calculate TOTAL RETURN.

     ====================================================================
     [ARROW] TOTAL RETURN measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions.
     ====================================================================

USAA Extended Market Index Fund - 8

-------------------------------------------------------------------------------
[BAR CHART]

                     YEAR            TOTAL RETURN
                     2001*             (9.03%)
                     2002             (18.20%)
                     2003              43.44%
                     2004              17.92%

                  *Fund began operations on October 27, 2000.


                          THREE-MONTH YTD TOTAL RETURN
                                 x.xx% (3/31/05)

                BEST QUARTER**                       WORST QUARTER**
                21.40% 2nd Qtr. 2003           -20.27% 3rd Qtr. 2001

  ** Please note that "Best Quarter" and "Worst Quarter" figures are applicable only to the time period covered by the bar chart.


              The following table shows how the Fund's average annual total returns for the periods indicated compared to those of the Dow Jones Wilshire 4500 Index itself. The after-tax returns are shown in two ways: (1) assumes that you owned the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income and realized capital gains and (2) assumes that you paid taxes on the Fund's distributions of taxable net investment income and realized capital gains and sold all shares at the end of each period.


                                                                  9 - Prospectus

USAA EXTENDED MARKET INDEX FUND
-------------------------------------------------------------------------------

              After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the following table are not relevant to you.

              Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.

================================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED DECEMBER 31, 2004

                                                               SINCE INCEPTION
EXTENDED MARKET INDEX FUND                   PAST 1 YEAR         10/27/00

Return Before Taxes                             17.92%             4.00%

Return After Taxes on Distributions             17.50%             3.67%

Return After Taxes on Distributions
and Sale of Fund Shares                         11.95%             3.24%
---------------------------------------------------------------------------
Dow Jones Wilshire 4500 Completion Index
(reflects no deduction for fees, expenses,
or taxes)                                       18.57%             3.92%
================================================================================

FEES AND EXPENSES

              This summary shows what it will cost you, directly and indirectly, to invest in the Fund.

              SHAREHOLDER TRANSACTION EXPENSES -- DIRECT COSTS

              There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for wires.) IN ADDITION, IF YOU SELL


USAA Extended Market Index Fund - 10

-------------------------------------------------------------------------------

              OR EXCHANGE SHARES WITHIN FIVE BUSINESS DAYS OF PURCHASE, YOU MAY BE SUBJECT TO A SHORT-TERM TRADING FEE PAYABLE TO THE FUND OF UP TO 2% OF THE VALUE OF THE SHARES REDEEMED OR EXCHANGED. THE FUND CURRENTLY IS WAIVING THIS FEE BUT MAY BEGIN TO CHARGE THE FEE AT ANY TIME WITHOUT PRIOR NOTICE TO SHAREHOLDERS.

              ANNUAL FUND OPERATING EXPENSES -- INDIRECT COSTS


              Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, transfer agent, and legal fees. The figures below are based upon the actual combined expenses of the Fund, before reimbursements, and the Extended Market Portfolio during the past fiscal year ended December 31, 2004, and are calculated as a percentage of average net assets (ANA).

           MANAGEMENT          DISTRIBUTION       OTHER        TOTAL ANNUAL
             FEES              (12B-1) FEES      EXPENSES   OPERATING EXPENSES
          ----------------------------------------------------------------------
             .39%                 None            .41%            .80%a,b

              a Total Annual Operating Expenses and the Example below reflect the aggregate operating expenses (before reimbursements) of both the Fund and the Extended Market Portfolio.

              b We have voluntarily agreed to limit the Fund's Total Annual Operating Expenses to 0.50% of the Fund's ANA and to reimburse the Fund for all expenses in excess of that amount. We can modify or terminate this arrangement at any time. With this reimbursement, the Fund's Actual Total Annual Operating Expenses were as follows:

                      Actual Total                         Annual Total
                     Annual Operating                   Operating Expenses
                        Expenses       Reimbursement    After Reimbursement
                    ----------------------------------------------------------
                         .80%             .30%                 .50%

     ====================================================================
      [ARROW]  12B-1 FEES Some mutual funds charge these fees to pay for advertising and other costs of selling fund shares.
     ====================================================================

              EXAMPLE

              This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return,

                                                                 11 - Prospectus

USAA EXTENDED MARKET INDEX Fund
-------------------------------------------------------------------------------

              (2)  the  Fund's   operating   expenses   (before  any  applicable
              reimbursement) remain the same, and (3) you redeem all of your shares at the end of the periods shown.

                       1 YEAR        3 YEARS     5 YEARS     10 YEARS
                    -----------------------------------------------------
                         $82           $255       $444         $990


FUND INVESTMENTS

              PRINCIPAL INVESTMENT STRATEGIES AND RISKS

              [ARROW] HOW IS THE FUND'S PORTFOLIO MANAGED?

              The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, the Fund utilizes a "passive" or "indexing" investment approach in an attempt to match, as closely as possible, the performance of the Dow Jones Wilshire 4500 Index.

              The Fund uses the "sampling" method of indexing. Under this approach, the Fund selects a representative sample of stocks from the targeted index that will resemble the full index in terms of industry weightings, market capitalization, price/earnings ratios, dividend yield, and other characteristics. For example, if 10% of the Dow Jones Wilshire 4500 Index was made up of technology stocks, the Extended Market Portfolio would invest approximately 10% of its assets in some, but not all, of the technology stocks included in the Dow Jones Wilshire 4500 Index. This approach generally is less expensive than buying and holding all of the stocks in a particular index.

              [ARROW] WHAT ARE THE BENEFITS TO AN INVESTOR OF USING A PASSIVE OR INDEXING APPROACH?

              Indexing appeals to many investors because it:

              *     provides   simplicity  through  a  straightforward
                    market-matching strategy,

USAA Extended Market Index Fund - 12

-------------------------------------------------------------------------------

              * generally provides diversification by investing in a wide variety of companies and industries,

              * tends to have lower costs because index funds do not have many of the expenses of actively managed funds such as research, and

              * usually has relatively low trading activity, so total brokerage commissions tend to be lower.

              [ARROW] HOW CLOSELY WILL THE FUND MATCH ITS INDEX?

              In seeking to match the performance of the Dow Jones Wilshire 4500 Index, MLQA will attempt to allocate the investments of the Extended Market Portfolio so that the market capitalizations, industry weightings, and other fundamental characteristics of the stocks and derivative instruments in its portfolio are similar to the Dow Jones Wilshire 4500 Index as a whole.

              Over the long term (I.E., periods of three to five years), MLQA will seek a correlation between the performance of the Extended Market Portfolio, before expenses, and that of the Dow Jones Wilshire 4500 Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation, meaning that the Extended Market Portfolio always moves up in value when the Dow Jones Wilshire 4500 Index rises and down in value when the index declines. In the unlikely event that the targeted correlation is not achieved, alternative structures may be considered.

              [ARROW] WILL THE FUND PURCHASE OTHER TYPES OF SECURITIES?


              Under normal market conditions, the Extended Market Portfolio's assets generally will be invested in stocks or other financial instruments, which are components of or correlated with the Dow Jones Wilshire 4500 Index. Consistent with these conditions, the Extended Market Portfolio may hold up to 20% of its assets in short-term debt securities, money market instruments, stock index futures, and options in most cases to provide liquidity to pay redemptions and fees or to maintain full exposure to the index.

                                                                 13 - Prospectus

USAA EXTENDED MARKET INDEX Fund
-------------------------------------------------------------------------------

              The Extended Market Portfolio may invest, to a limited extent, in stock index futures and options. The Extended Market Portfolio generally will not use these derivative instruments for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. These investments tend to reduce transaction costs or add value when they are favorably priced. Risks associated with investments in futures and options include the risk that the futures or options contract will not fully offset the underlying position and that investments in futures and options used for risk management may not have the intended effects and may result in losses or missed opportunities. The risk of loss of money from FUTURES CONTRACTS and OPTIONS ON FUTURES CONTRACTS used for nonhedging purposes may be greater than that of investments for hedging purposes.

          ==================================================================
             [ARROW]  FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
                      are generally used as a lower-cost method of gaining exposure to a particular securities market than investing directly in those securities.
          ==================================================================

              For a description of the futures and options the Extended Market Portfolio may use and some of their associated risks, see
              ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENT POLICIES on page 37.

              The  Extended  Market   Portfolio  may  also  invest  in  illiquid
              securities and repurchase agreements and may engage in securities lending.

              [ARROW] HOW DO FUNDS IN A MASTER-FEEDER STRUCTURE OPERATE?

              The Extended Market Portfolio is considered a master fund. The Extended Market Index Fund is considered a feeder fund and invests all of its assets in the Extended Market Portfolio. The Extended Market Portfolio may also accept investments from other feeder funds, typically mutual funds or institutional investors. All feeder funds will invest in the Extended Market Portfolio under the same terms and conditions and will bear the Extended Market Portfolio's expenses in proportion to their assets. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. Therefore, investors in different feeder funds may experience different returns.

USAA Extended Market Index Fund - 14

-------------------------------------------------------------------------------


             ======================================================
                               HOW A MASTER-FEEDER
                              STRUCTURE OPERATES:

                           You buy shares in the Fund

                                  [DOWN ARROW]

                                The Fund invests
                        in the Extended Market Portfolio

                                  [DOWN ARROW]

                      The Extended Market Portfolio invests
                     in Dow Jones Wilshire 4500 Index stocks
                              and other securities
             ======================================================

              The Extended Market Index Fund may withdraw its investment from the Extended Market Portfolio at any time if the Board of Directors determines that it is in the best interest of the Fund's shareholders to do so. Certain changes in the Extended Market Portfolio's investment objective, policies, or restrictions may require the Fund to withdraw its interest in the Extended Market Portfolio. Upon any such withdrawal, we would become responsible for directly managing the assets of the Fund. In addition, the Board of Directors would then consider whether to invest in a different master portfolio or take other action, such as the selection of a subadviser. See APPOINTMENT OF SUBADVISERS on page 18 for additional information.

FUND AND PORTFOLIO MANAGEMENT

              The Board of Directors supervises the business affairs of the Fund, while the business affairs of the Extended Market Portfolio are subject to the supervision of its Board of Trustees. No director of the Fund also serves as a trustee of the Extended Market Portfolio.

              MANAGEMENT AND ADVISORY SERVICES

              USAA Investment  Management  Company serves as the manager of this
              Fund.   We  are  an  affiliate  of  United   Services   Automobile
              Association


                                                                 15 - Prospectus

USAA EXTENDED MARKET INDEX Fund
-------------------------------------------------------------------------------

              (USAA), a large, diversified financial services institution. Our mailing address is P.O. Box 659453, San Antonio, Texas 78265-9825.

     ==============================================================
     [ARROW]  TOTAL ASSETS UNDER MANAGEMENT BY
              USAA INVESTMENT MANAGEMENT COMPANY
              Approximately $xx billion as of March 31, 2005
     ==============================================================

              We provide certain management services to the Fund pursuant to a Management Agreement. We are responsible for monitoring the services provided to the Extended Market Portfolio by MLQA, subject to the authority of and supervision by the Fund's Board of Directors. Beginning with the semiannual report for the period ended June 30, 2005, a discussion regarding the basis for the Board of Directors approving any investment advisory contract of the Fund will be available in the Fund's semiannual report to shareholders. We receive no fee for providing these monitoring services. Investment of the Fund's assets in the Extended Market
              Portfolio is not a fundamental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its investment. However, in the event the Fund's Board of Directors determines it is in the best interest of the Fund's shareholders to withdraw its investment in the Extended Market Portfolio, we would be responsible for directly managing the assets of the Fund. In such event, the Fund would pay us an annual fee of three-tenths of one percent (0.30%) of average net assets, accrued daily and paid monthly. In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services to the Fund.

              We have voluntarily agreed to waive our annual fee to the extent that total expenses of the Fund exceed 0.50% of the Fund's average net assets. We can modify or terminate this arrangement at any time.

              At the present time, the Fund seeks to achieve its investment objective by investing all of the Fund's assets in the Extended Market Portfolio. The Extended Market Portfolio has retained the services of Merrill Lynch Quantitative Advisers (MLQA), a division of Fund Asset Management, L.P., (FAM) located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536, as investment adviser.


USAA Extended Market Index Fund - 16

-------------------------------------------------------------------------------

              Under its Amended and Restated Management Agreement, MLQA receives a fee from the Extended Market Portfolio, computed daily and paid monthly, at the annual rate of 0.01% of the average daily net assets of the Extended Market Portfolio.

              PORTFOLIO MANAGER

              MLQA is a division of FAM. FAM is an affiliate of Merrill Lynch Investment Managers, L.P. (MLIM) and a subsidiary of Merrill Lynch &. Co, Inc. MLIM is one of the world's largest global investment management organizations and had approximately $496 billion in investment company and other portfolio assets under management as of December 2004. FAM has both the experience and expertise to offer a broad range of investment services to many diversified market segments.

              The Fund is managed by the Merrill Lynch Investment Managers, L.P.
              (MLIM) Quantitative Index Management Team. The members of the team are Vincent J. Costa, CFA, Jeffrey L. Russo, CFA and Debra L. Jelilian. The team is jointly responsible for the day-to-day management of the Fund's portfolio. Mr. Costa is the overall investment supervisor for the Fund, and Mr. Russo and Ms. Jelilian are primarily responsible for the day-to-day management of the Fund's investments.

              Mr. Costa has been a managing director of MLIM since 2005 and was a director of MLIM from 1999 to 2005 and has been a member of the Fund's management team since 2004. He is MLIM's head of Quantitative Investments and has over eighteen years' experience in investing and in managing index investments.

              Mr. Russo has been a director of MLIM since 2004 and was a vice president thereof from 1999 to 2004 and has been a member of the Fund's management team since 2000. Mr. Russo has ten years' experience as a portfolio manager and trader.

              Ms. Jelilian has been a director of MLIM since 1999 and has been a member of the Fund's management team since 2000. Ms. Jelilian has thirteen years' experience in investing and in managing index investments.

                                                                 17 - Prospectus

USAA EXTENDED MARKET INDEX Fund
-------------------------------------------------------------------------------

              The  statement  of  additional   information  provides  additional
              information about the portfolio managers' compensation, other accounts managed, and ownership of Fund securities.

              APPOINTMENT OF SUBADVISERS

              We have received an exemptive order from the Securities and Exchange Commission that permits us, subject to certain conditions, including prior approval of the Fund's Board of Directors, to withdraw the Fund's interest from the Extended Market Portfolio and retain a subadviser to manage the Fund outside of a master-feeder structure or subsequently to appoint and replace subadvisers, enter into subadvisory agreements, and amend subadvisory agreements on behalf of the Fund without shareholder approval. As a result, we can change the fee rate payable to a subadviser or appoint a new subadviser at a fee rate different than that paid to the current subadviser, which in turn may result in a different fee retained by IMCO. We will notify shareholders within 90 days after hiring any new subadviser for the Fund.

              PORTFOLIO TURNOVER

              Generally, a passively managed fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the Fund's target index. We do not expect the Portfolio to have a high portfolio turnover rate.

     ====================================================================
      [ARROW] ANNUAL PORTFOLIO TURNOVER RATE measures the rate of trading activity in a fund's portfolio of investments, equal to the lesser of purchases or sales, for a year, divided by average total assets during that year.
     ====================================================================

              ADMINISTRATIVE AND SUBADMINISTRATIVE SERVICES

              Under an Administration and Servicing Agreement, we generally assist the Fund's Board of Directors in all aspects of the administration and servicing of the Fund. This agreement provides for the Fund to pay us a fee, computed daily and paid monthly, at an annual rate equal to 0.38%. Up to 0.10% of this fee shall be paid to MLQA for subadministrative

USAA Extended Market Index Fund - 18

-------------------------------------------------------------------------------

              services provided on our behalf. We may also delegate one or more of our responsibilities to others at our expense.

USING MUTUAL FUNDS IN AN
INVESTMENT PROGRAM

              THE IDEA BEHIND MUTUAL FUNDS

              Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

              USING FUNDS IN AN INVESTMENT PROGRAM

              In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. An investment adviser will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

              You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

              EXCESSIVE SHORT-TERM TRADING

              The USAA family of funds generally is not intended as short-term investment vehicles (except for its money markets funds, the USAA Short-Term

                                                                 19 - Prospectus

USAA EXTENDED MARKET INDEX Fund
-------------------------------------------------------------------------------

              Bond Fund, and the USAA Short-Term Fund). Some investors try to profit by using excessive short-term trading practices involving mutual fund shares, frequently referred to as "market timing."

              Excessive short-term trading activity can disrupt the efficient management of a fund and raise its transaction costs by forcing portfolio managers to first buy and then sell portfolio securities in response to a large investment by short-term traders. The USAA family of funds generally are not intended as short-term investment vehicles (except for the money market funds). Although the USAA family of funds discourage short-term trading in its funds, its practices and procedures cannot detect or prevent all short-term trading activity. The Funds' Board of Directors have adopted policies and procedures that are designed to deter excessive short-term trading without needlessly penalizing bona fide investors.

              To deter such trading activities, the USAA family of funds' policies and procedures include:

              * Each fund limits the number of permissible exchanges out of any Fund in the USAA family of funds for each account to six per calendar year (except for the money market funds, the USAA Short-Term Bond Fund, and the USAA Short-Term Fund). For more detailed information on our exchange policy, see EXCHANGES on page 30.

              * Each fund reserves the right to reject any purchase order, including an exchange, that it regards as disruptive to the efficient management of the particular fund.

              * Each fund (except for the money market funds, the USAA Short-Term Bond Fund, and the USAA Short-Term Fund) is authorized to impose up to a 2% short-term trading fee on the value of fund shares redeemed within five business days of purchase. This fee will be deducted from an investor's redemption proceeds and will be paid directly to the affected fund. The Fund currently is waiving the fee but may begin charging the fee at any time without prior notice. For more information, see SHORT-TERM TRADING FEE on page 28.


USAA Extended Market Index Fund - 20

-------------------------------------------------------------------------------

              THE FUND'S RIGHT TO REJECT PURCHASE AND
              EXCHANGE ORDERS AND LIMIT TRADING IN ACCOUNTS

              The USAA family of funds' main weapon against excessive short-term trading is its right to reject purchase or exchange orders if in the best interest of the affected fund. In exercising this discretion to reject purchase and exchange orders, the Fund deems that certain excessive short-term trading activities are not in the best interest of the Fund because such activities can hamper the efficient management of a fund. Generally, persons who engage in an "in and out" transaction within a 30-day period will violate the USAA Funds' policy if they engage in another "in and out" transaction in the same fund within 90 days. The Fund also reserves the right to restrict future purchases if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large disruptive purchase and redemption. Finally, the Fund reserves the right to reject any other purchase or exchange order in other situations that do not involve excessive short-term trading activities if in the best interest of the Fund.

              The   following   transactions   are  exempt  from  the  excessive
              short-term trading activity policies described above:

              * Transactions in the money market funds, USAA Short-Term Bond Fund, and USAA Short Term Fund;

              * Purchases and sales pursuant to automatic investment or withdrawal plans; and

              * Other transactions that are not motivated by short-term trading considerations if they are approved by transfer agent management personnel and are not disruptive to the Fund.

              If a person is classified as engaged in excessive short-term trading, the remedy will depend upon the trading activities of the investor in the account and related accounts and its disruptive effect, and can include warnings to cease such activity and/or restrictions or termination of trading privileges in a particular fund or all funds in the USAA family of funds.

              The USAA family of funds relies on its transfer agent to review trading activity for excessive short-term trading. There can be no assurance,

                                                                 21 - Prospectus

USAA EXTENDED MARKET INDEX Fund
-------------------------------------------------------------------------------

              however, that our monitoring activities will successfully detect or prevent all excessive short-term trading.

              Some investors purchase USAA fund shares through a financial intermediary who establish an omnibus account in the USAA Funds for its clients and submit a net order to purchase or redeem shares after combining its client orders, which we refer to as omnibus accounts. Currently, such omnibus accounts are not required to provide the Fund with underlying trading information for their clients. The USAA family of funds reviews net activity in these omnibus accounts based on the information available to it from the intermediary and looks for activity that indicates potential excessive short-term trading activity. If we detect suspicious trading activity, we work with the omnibus account to identify accounts engaged in excessive short-term trading activity. Investors engaging in excessive short-term trading through these institutional accounts also can be warned or have their trading privileges restricted or terminated. Because the USAA family of funds does not receive underlying trade data, it must rely on the cooperation of the omnibus account to provide information on the trading activity of its clients and restrict or limit excessive short-term traders.

HOW TO INVEST

              OPENING AN ACCOUNT

              You may open an account and make an investment on the Internet, by mail, bank wire, or phone as described below. You should return a complete, signed application to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another fund of the USAA family of funds unless the registration is different or we need further information to verify your identity.

              As required by federal law, we must obtain certain information from you prior to opening an account. If we are unable to verify your identity, we may refuse to open your account or we may open your account and take certain actions without prior notice to you including restricting account transactions pending verification of your identity. If we subsequently are


USAA Extended Market Index Fund - 22

-------------------------------------------------------------------------------


              unable to verify your identity, we may close your account and return to you the value of your shares at the next calculated NAV.

              TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

              If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. Additional fees may also apply to your investment in the Fund, including a transaction fee, if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

              TAX ID NUMBER

              Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding requirements set forth by the Internal Revenue Code. See TAXES on page 33 for additional tax information.

              EFFECTIVE DATE

              When you make a purchase, your purchase price will be the NAV per share next determined after we receive your request in proper form (E.G., complete, signed application and payment). The Fund's NAV is determined as of the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange
              (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

              The Fund or the Fund's transfer agent may enter into agreements with third parties (Servicing Agents), which hold Fund shares in omnibus accounts for their customers, under which the Servicing Agents are authorized to receive orders for Fund shares on the Fund's behalf. Under


                                                                 23 - Prospectus

USAA EXTENDED MARKET INDEX Fund
-------------------------------------------------------------------------------

              these arrangements, the Fund will be deemed to have received an order when an authorized Servicing Agent receives the order. Accordingly, customer orders will be priced at the Fund's NAV next computed after they are received by an authorized Servicing Agent even though the orders may be transmitted to the Fund by the Servicing Agent after the time the Fund calculates its NAV.

              The Fund or the Fund's transfer agent also may enter into agreements whereby orders may be executed at the NAV next calculated after receipt of the order by the Fund with payment for the order being made on the next business day.

              If you plan to purchase Fund shares with a check, money order, traveler's check, or other similar instrument, the instrument must be written in U.S. dollars and drawn on a U.S. bank. We do not accept the following foreign instruments: checks, money orders, traveler's checks, or other similar instruments. In addition, we do not accept cash or coins.

              MINIMUM INVESTMENTS

              INITIAL PURCHASE

              *     $3,000 ($250 FOR IRAS)

              ADDITIONAL PURCHASES

              * $50 per transaction minimum, per account. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with a $3,000 initial investment.

                    There are no minimum initial or subsequent purchase payment amounts for investments through USAA Strategic Fund Adviser(R) or USAA College Savings PlanSM. In addition, the Fund may waive or lower purchase minimums in other circumstances.

              HOW TO PURCHASE BY...

              INTERNET ACCESS - USAA.COM

              * You can use your personal computer to perform certain mutual fund transactions by accessing our web site. To establish access to your

USAA Extended Market Index Fund - 24

-------------------------------------------------------------------------------

                    account, call 800-461-3507 to obtain a registration number and personal identification number (PIN) or log on to usaa.com and click on "register now." Once you have established Internet access, you will be able to open and fund a new mutual fund account, exchange to another fund in the USAA family of funds, make redemptions, review account activity, check balances, and more.

              MAIL

              *     To open an account, send your application and check to:

                           REGULAR MAIL:
                           USAA Investment Management Company
                           P.O. Box 659453
                           San Antonio, TX 78265-9825

                           REGISTERED OR EXPRESS MAIL:
                           USAA Investment Management Company
                           9800 Fredericksburg Road
                           San Antonio, TX 78240

              * To add to your account, send your check and the appropriate deposit stub in the business reply envelope that accompanies your Fund's transaction confirmation to:

                           REGULAR MAIL:
                           USAA Investment Management Company
                           P.O. Box 659453
                           San Antonio, TX 78265-9825

                           REGISTERED OR EXPRESS MAIL:
                           USAA Investment Management Company
                           9800 Fredericksburg Road
                           San Antonio, TX 78240

              BANK  WIRE

              * To open or add to your account, call 800-531-8448 or visit our web site at usaa.com for instructions before wiring funds. This helps to ensure that your account will be credited promptly and correctly.

                                                                 25 - Prospectus

USAA EXTENDED MARKET INDEX Fund
------------------------------------------------------------------------------

              ELECTRONIC FUNDS TRANSFER (EFT)

              * Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 800-531-8448 to add these services.

              PHONE 800-531-8448 (IN SAN ANTONIO, 456-7202)

              *     If you  would  like to open a new  account  or  exchange  to
                    another  fund  in  the  USAA  family  of  funds,   call  for
                    instructions.

              USAA TOUCHLINE(R)800-531-8777 (IN SAN ANTONIO, 498-8777)

              * In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another fund in the USAA family of funds, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

              USAA BROKERAGE SERVICES 800-531-8343 (IN SAN ANTONIO, 456-7214)

              * To purchase new and additional shares in your USAA brokerage account, call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.

HOW TO REDEEM

              You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the close of the NYSE (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.


USAA Extended Market Index Fund - 26

------------------------------------------------------------------------------

              We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to ten days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances (E.G., if the NYSE is closed or when permitted by order of the SEC).

              HOW TO REDEEM BY...

              INTERNET, MAIL, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

              *     Access usaa.com.

              *     Send your written instructions to:

                           REGULAR MAIL:
                           USAA Investment Management Company
                           P.O. Box 659453
                           San Antonio, TX 78265-9825

                           REGISTERED OR EXPRESS MAIL:
                           USAA Investment Management Company
                           9800 Fredericksburg Road
                           San Antonio, TX 78240

                                                                 27 - Prospectus

USAA EXTENDED MARKET INDEX Fund
-------------------------------------------------------------------------------


              * Send a signed fax to 800-292-8177, or send a telegram to USAA Shareholder Account Services.

              * Call toll free 800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.

              *     Call toll free  800-531-8777 (in San Antonio,   498-8777) to
                    access our 24-hour USAA TouchLine(R) service.

              Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/other taxpayer identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded, and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited with the Fund's transfer agent.

              USAA BROKERAGE SERVICES

              * Call toll free 800-531-8343 (in San Antonio, 456-7214) to speak with a member service representative.

IMPORTANT INFORMATION ABOUT
PURCHASES AND REDEMPTIONS

              SHORT-TERM TRADING FEE

              Because the Fund can experience price fluctuations, it is intended for long-term investors. It is not designed for short-term investors whose purchases and redemptions can unnecessarily disrupt the efficient management of the Fund and its investment strategy and increase the Fund's transaction costs. For these reasons, the Fund is authorized to charge up to a 2% short-term trading fee on the value of redemptions and exchanges

USAA Extended Market Index Fund - 28

-------------------------------------------------------------------------------

              of fund shares done within five business days of purchase. This fee will be deducted from an investor's redemption proceeds and paid directly to the Fund to help reduce transaction costs. The Fund currently is waiving the fee altogether but reserves the right to begin charging the fee at any time without prior notice to shareholders.

              Currently, omnibus accounts are not required to impose redemption fees on their underlying clients or submit to the Fund trading information for its clients. Once the Fund begins charging the redemption fee, it could be limited in imposing this fee on shareholders purchasing shares through omnibus accounts based on the system's capability and cooperation of the omnibus account.

              Once the Fund begins charging the fee, the Fund will waive the imposition of this fee for redemptions done for financial emergencies outside of the control of the investor (E.G., for members who receive deployment orders), upon written request of an investor.

              FUND RIGHTS

              The Fund reserves the right to:

              * reject or restrict purchase or exchange orders when in the best interest of the Fund;

              * limit or discontinue the offering of shares of the Fund without notice to the shareholders;

              * calculate the NAV per share on a business day that the NYSE is closed;

              * require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors);

              * redeem an account with less than ten shares, with certain limitations; and

              *     restrict  or  liquidate   an  account   when   necessary  or
                    appropriate to comply with federal law.

                                                                 29 - Prospectus

USAA EXTENDED MARKET INDEX Fund
-------------------------------------------------------------------------------

EXCHANGES

              EXCHANGE PRIVILEGE

              The exchange privilege is automatic when you complete your application. You may exchange shares among funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence.

              Exchanges made through USAA TouchLine(R) and the Internet require an Electronic Services Agreement (ESA) on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share
              purchases  also  apply  to  exchanges.   For  federal  income  tax
              purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              The Fund has undertaken certain procedures regarding telephone transactions as described on page 28.

              EXCHANGE LIMITATIONS

              To minimize fund costs and to protect the Fund and its shareholders from unfair expense burdens, the Fund restricts excessive exchanges. The limit on exchanges out of any fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the USAA Short-Term Fund, USAA Short-Term Bond Fund, or any of the money market funds in the USAA family of funds).

USAA Extended Market Index Fund - 30

-------------------------------------------------------------------------------

              However, each fund reserves the right to reject a shareholder's purchase or exchange orders into a fund at any time when in the best interest of the fund. The Fund may still restrict an investor's account from further purchases or exchanges even if the investor has complied with the exchange policy if the investor is engaged in excessive short-term trading. See THE FUND'S RIGHT TO REJECT PURCHASE AND EXCHANGE ORDERS AND LIMIT TRADING IN ACCOUNTS on page 21.

              For purposes of this policy, all exchanges from one fund on a trading day are counted only as one exchange. The following transactions are not counted as exchanges for purposes of this policy:

              *     Transactions   done  under  automatic   purchase  plans  and
                    systematic withdrawal plans;

              * Transactions done to meet minimum distribution requirements from retirement accounts; and

              *     Transactions   done  to   effect   an  IRA   conversion   or
                    redistribution to a different retirement account.

              In addition, each fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

              CURRENT FUND PRICE AND TOTAL RETURN

              For the most current price and total return information for this Fund, you may call USAA TouchLine(R) at 800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices and returns. Then, press FUND NUMBER 73 followed by the pound sign (#) when asked for a fund code.

              Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate NEWSPAPER SYMBOL. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

                                                                 31 - Prospectus

USAA EXTENDED MARKET INDEX Fund
-------------------------------------------------------------------------------

      ==========================================================
                              FUND FACTS
        INCEPTION DATE                        FUND NUMBER
        October 27, 2000                      73

        NEWSPAPER SYMBOL                      TICKER SYMBOL
        ExtMktIn                              USMIX
      ==========================================================

              You may also access this information through our usaa.com web site once you have established Internet access. You must remember that historical performance does not necessarily indicate what will happen in the future.

              You may see the Fund's total return quoted in advertisements and reports. You may also see a comparison of the Fund's performance to that of other mutual funds with similar investment objectives and to stock or relevant indices.

              SHARE PRICE CALCULATION

              The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated as of the close of the NYSE (generally 4 p.m. Eastern Time) each day that the NYSE is open for regular trading. The NYSE is closed on most national holidays and Good Friday.

          ===================================================================
                                            TOTAL ASSETS - TOTAL LIABILITIES
          [ARROW] NAV PER SHARE      =     --------------------------------
                                                   NUMBER OF SHARES
                                                     OUTSTANDING
          ===================================================================

              VALUATION OF SECURITIES

              The Fund's investment in the Extended Market Portfolio is valued at the NAV of the Extended Market Portfolio's shares held by the Fund, which is calculated on the same day and time as the Fund. The assets of the Extended Market Portfolio are valued generally by using available market quotations or at fair value as determined in good faith by or under the direction of the Extended Market Portfolio's Board of Trustees.

USAA Extended Market Index Fund - 32

-------------------------------------------------------------------------------

              For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

              DIVIDENDS AND OTHER DISTRIBUTIONS

              The Fund pays net investment income dividends annually. Ordinarily, any net realized capital gain distributions will be paid in December of each year. The Fund may make additional distributions to shareholders when considered appropriate or necessary. For example, the Fund could make an additional distribution to avoid the imposition of any federal income or excise tax.

              We will automatically reinvest all NET INVESTMENT INCOME DIVIDENDS and REALIZED CAPITAL GAIN DISTRIBUTIONS in additional shares of the Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-distribution date. Any net investment income dividends or realized capital gain distributions made by the Fund will reduce the NAV per share by the amount of the dividends or other distributions on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or other distribution. Some or all of these distributions are subject to taxes.

    ========================================================================
      [ARROW] NET INVESTMENT INCOME DIVIDENDS Payments to shareholders of income from dividends and interest generated by the Fund's investments.

      [ARROW] REALIZED CAPITAL GAIN DISTRIBUTIONS Payments to shareholders of gains realized on securities that the Fund has sold at a profit, minus any realized losses.
     ========================================================================

              We will invest in your account any dividend or other distribution payment returned to us at the then-current NAV per share. Dividend and other distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

              TAXES

              This tax information is quite general and refers to the federal income tax laws in effect as of the date of this prospectus. Distributions that share-

                                                                 33 - Prospectus

USAA EXTENDED MARKET INDEX Fund
-------------------------------------------------------------------------------

              holders receive from the Fund are subject to federal income tax and may be subject to state or local taxes. A 15% maximum federal income tax rate will apply (1) through 2008 to an individual shareholder's redemption of Fund shares held for more than a year and (2) to the Fund's distributions of net capital gain it recognizes on sales or exchanges through March 31, 2009, of capital assets it holds for more than one year. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

              SHAREHOLDER TAXATION

              Dividends from net investment income and distributions of the excess of short-term capital gains over net long-term capital losses are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

              Regardless of the length of time you have held Fund shares, distributions of net capital gains (I.E., the excess of net long-term gain over net short-term capital loss) that the Fund realizes are taxable to you as long-term capital gains whether received in cash or reinvested in additional shares. These gains will qualify for a reduced capital gains rate for shareholders who are individuals.

              WITHHOLDING

              Federal law requires the Fund to withhold and remit to the U.S. Treasury 28% of (1) net investment income dividends, realized capital gain distributions, and proceeds of redemptions payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and other distributions payable to such shareholder who:

              *     underreports  dividend or  interest  income or

              * fails to certify that he or she is not subject to backup withholding.

              To avoid this withholding requirement, you must certify, on your application or on a separate IRS Form W-9 supplied by the Fund's transfer agent,


USAA Extended Market Index Fund - 34

-------------------------------------------------------------------------------

              that your taxpayer identification number is correct and you are not currently subject to backup withholding.

              REPORTING

              The Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes.

              SHAREHOLDER MAILINGS

              HOUSEHOLDING

              Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

              ELECTRONIC DELIVERY

              Log on to usaa.com and sign up to receive your statements, confirms, financial reports, and prospectuses via the Internet instead of through the mail.

FINANCIAL HIGHLIGHTS

              The following financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all net investment income and realized capital gain distributions).

              The information for the fiscal years ended December 31, 2002, 2003, and 2004, has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. The information relating to the Fund prior to fiscal year 2002 was audited by another independent public accounting firm.


                                                                 35 - Prospectus

USAA EXTENDED MARKET INDEX Fund
-------------------------------------------------------------------------------



                                                     YEARS ENDED        PERIOD ENDED
                                                    DECEMBER 31,        DECEMBER 31,
====================================================================================
                                       2004       2003     2002      2001     2000 *
====================================================================================
PER SHARE OPERATING PERFORMANCE
Net asset value at
  beginning of period                $   9.71  $   6.80  $   8.35  $  9.36  $  10.00
                                     --------------------------------------------------
Income (loss) from investment
  operations:
   Net investment income                  .06       .06(a)    .04      .10       .03(a)
   Net realized and unrealized
     gain (loss) on investments and
     futures transactions                1.68      2.89(a)  (1.56)    (.95)     (.67)(a)
                                     ---------------------------------------------------
Total from investment operations         1.74      2.95(a)  (1.52)    (.85)     (.64)(a)
                                     ---------------------------------------------------
Less distributions:
  From net investment income             (.14)     (.04)     (.03)    (.12)      -
  From realized capital gains            (.06)       -         -      (.04)      -
                                     ---------------------------------------------------
Total distributions                      (.20)     (.04)     (.03)    (.16)      -
                                     ---------------------------------------------------
Net asset value at end of period     $  11.25  $   9.71  $   6.80  $  8.35  $   9.36
                                     ===================================================
Total return (%) **                     17.92     43.44    (18.20)   (9.03)    (6.40)

SUPPLEMENTAL DATA AND RATIOS
Net assets at end of period (000)    $121,169  $ 71,423  $ 25,303  $17,372  $ 20,795
Ratios to average net assets: ***
  Net investment income (%)               .69       .74       .73      .97      1.54(c)
  Expenses, including expenses of
   the Master Extended Market
   Index Series (%)                       .50(b,d)  .50(b)    .50(b)   .50(b)    .50(b,c)
  Expenses before reimbursements,
  including expenses of the Master
  Extended Market Index Series (%)        .80(d)    .96      1.32     1.61      2.81(c)
  Portfolio turnover (%) ****           22.90     14.53     28.14    97.51      8.88


 *    Fund commenced operations on October 27, 2000.

 ** Assumes reinvestment of all net investment income and realized capital gain distributions during the period. Total returns for periods of less than one year are not annualized. The return for the period ended December 31, 2000, is cumulative.

 ***  For the year ended December 31, 2004, average net assets were $93,950,167.

****  Represents  the portfolio  turnover of the Master  Extended  Market Index
      Series.

(a)   Calculated using average shares.

(b) Effective October 27, 2000, the Manager voluntarily agreed to limit the Fund's expenses to 0.50% of the Fund's average net assets.

(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

(d) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly did not affect the Fund's expense ratios.

USAA Extended Market Index Fund - 36

------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE
FUND'S INVESTMENT POLICIES

              THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN INVESTMENT POLICIES OF THE EXTENDED MARKET PORTFOLIO (THE PORTFOLIO) AND TYPES OF SECURITIES IN WHICH THE PORTFOLIO'S ASSETS MAY BE INVESTED:

              FUTURES CONTRACTS ON STOCK INDICES

              The Portfolio may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of securities (Futures Contracts). This investment technique is designed only to hedge against anticipated future changes in general market prices that otherwise might either adversely affect the value of securities held by the Portfolio or adversely affect the prices of securities which are intended to be purchased at a later date for the Portfolio. A Futures Contract may also be entered into to close out or offset an existing futures position. In general, each transaction in Futures Contracts involves the establishment of a position that will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Portfolio will rise in value by an amount that approximately offsets the decline in value of the portion of the Portfolio's investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized.

              Futures Contracts transactions risks could include a lack of correlation between the Futures Contracts and the equity market being hedged or a potential lack of liquidity in the secondary market and incorrect assessments of market trends, which may result in poorer overall performance than if a Futures Contract had not been entered into.

              Brokerage costs will be incurred and "initial margin" will be required to be posted and maintained as a good-faith deposit against performance of obligations under Futures Contracts written for the Portfolio. The Portfolio



                                                                 37 - Prospectus

USAA EXTENDED MARKET INDEX Fund
-------------------------------------------------------------------------------

              will  limit  transactions  in  futures  and  options on futures to financial futures contracts (I.E., contracts for which the underlying asset is a securities or interest rate index) purchased or sold for anticipatory hedging purposes.

              OPTIONS ON FUTURES CONTRACTS ON STOCK INDICES

              The Portfolio also may invest in options on such Futures Contracts on stock indices for purposes similar to those described above.

              OPTIONS ON STOCK INDICES

              The Portfolio may purchase and write put and call options on stock indices listed on stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Portfolio will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment. Accordingly, the Portfolio's successful use of options on stock indices will be subject to MLQA's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

              BORROWING AND LEVERAGE RISK

              The Portfolio may borrow for temporary or emergency purposes, including to meet redemptions, for the payment of dividends, for share repurchases or for the clearance of transactions. Borrowing may exaggerate changes in the net asset value of Extended Market Portfolio shares and in the return on the Extended Market Portfolio's portfolio. Borrowing will cost the Extended Market Portfolio interest expense and other fees. The costs of borrowing may reduce the Extended Market Portfolio's return. Certain derivative securities that the Extended Market Portfolio may buy or other techniques that the Extended Market Portfolio may use may create leverage, including, but not limited to, when issued securities, forward commitments and futures contracts and options.


USAA Extended Market Index Fund - 38

-------------------------------------------------------------------------------

              SHORT SALES

              Because making short sales in securities that it does not own exposes the Extended Market Portfolio to risks associated with those securities, such short sales involve speculative exposure risk. As a result, if the Extended Market Portfolio makes short sales in securities that increase in value, it will likely underperform similar mutual funds that do not make short sales in securities they do not own. The Extended Market Portfolio will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Extended Market Portfolio replaces the borrowed security. The Extended Market Portfolio will realize a gain if the security declines in price between those dates. There can be no assurance that the Extended Market Portfolio will be able to close out a short sale position at any particular time or at an acceptable price. Although the Extended Market Portfolio's gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. The Extended Market Portfolio may also pay transaction costs and borrowing fees in connection with short sales.

              ILLIQUID SECURITIES

              The Extended Market Portfolio may invest up to 15% of its net assets in illiquid securities that it cannot sell within seven days at approximately current value. If the Extended Market Portfolio buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

              RESTRICTED SECURITIES

              Restricted securities have contractual or legal restrictions on their resale. They include private placement securities that have not been registered under the applicable securities laws. Private placement and other restricted securities may not be listed on an exchange and may have no active trading market.

                                                                 39 - Prospectus

USAA EXTENDED MARKET INDEX Fund
-------------------------------------------------------------------------------

              Restricted securities may be illiquid. The Extended Market Portfolio may be unable to sell them on short notice or may be able to sell them only at a price below current value. The Extended Market Portfolio may get only limited information about the issuer, so it may be less able to predict a loss. In addition, if the Extended Market Portfolio's management receives material adverse nonpublic information about the issuer, the Extended Market Portfolio may not be able to sell the securities.

              RULE 144A SECURITIES

              Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

              ASSET COVERAGE

              The Portfolio will cover transactions in futures and related options, as well as when-issued or delayed-delivery securities as required under applicable interpretations of the Securities and Exchange Commission, either by owning the underlying securities or segregating with the Portfolio's custodian cash or liquid securities in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these instruments or contracts.

              MONEY MARKET INSTRUMENTS

              The Portfolio's assets may be invested in investment-grade, U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, banker's acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates. The Portfolio's assets also may be invested in money market funds or other short-term investment funds, as permitted under applicable laws and regulations, including the Investment Company Act of 1940.


USAA Extended Market Index Fund - 40

--------------------------------------------------------------------------------

              OTHER INVESTMENT COMPANIES

              The Portfolio may invest in securities of other investment companies (including exchange-traded funds) subject to statutory limitations prescribed by the Investment Company Act of 1940. The Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

              ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENT POLICIES AND THE SECURITIES IN WHICH THE PORTFOLIO MAY INVEST IS PROVIDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                 41 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ON THE
DOW JONES WILSHIRE 4500 INDEX

              Dow Jones Wilshire 4500 Index is a service mark of Dow Jones & Company, Inc. and Wilshire Associates Incorporated. Neither Dow Jones nor Wilshire has any relationship to Fund Asset Management, L.P., or USAA Mutual Fund, Inc. other than the licensing and sublicensing of the Dow Jones Wilshire 4500 Index and its service marks for use in connection with the Fund.

              DOW JONES AND WILSHIRE DO NOT:

              *     Sponsor, endorse, sell or promote the Fund.

              * Recommend that any person invest in the Fund or any other securities.

              * Have any responsibility or liability for or make any decisions about the timing, amount, or pricing of the Fund.

              * Have any responsibility or liability for the administration, management, or marketing of the Fund.

              *     Consider  the needs of the Fund or the owners of the Fund in
                    determining,   composing,   or  calculating  the  Dow  Jones
                    Wilshire 4500 Index or have any obligation to do so.


USAA Extended Market Index Fund - 42

------------------------------------------------------------------------------

      ======================================================================

              NEITHER DOW JONES NOR WILSHIRE WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUND. SPECIFICALLY,

              * NEITHER DOW JONES NOR WILSHIRE MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES AND WILSHIRE DISCLAIM ANY WARRANTY ABOUT:

              * THE RESULTS TO BE OBTAINED BY THE FUND, THE OWNER OF THE FUND, OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DOW JONES WILSHIRE 4500 INDEX AND THE DATA INCLUDED IN THE DOW JONES WILSHIRE 4500 INDEX;

              * THE ACCURACY OR COMPLETENESS OF THE DOW JONES WILSHIRE 4500 INDEX AND ANY RELATED DATA;

              *     THE   MERCHANTABILITY   AND  THE   FITNESS  FOR  A
                    PARTICULAR   PURPOSE  OR  USE  OF  THE  DOW  JONES
                    WILSHIRE 4500 INDEX AND/OR ITS RELATED DATA;

              * NEITHER DOW JONES NOR WILSHIRE WILL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DOW JONES WILSHIRE 4500 INDEX OR RELATED DATA;

              * UNDER NO CIRCUMSTANCES WILL DOW JONES OR WILSHIRE BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL, OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES OR WILSHIRE KNOWS THAT THEY MIGHT OCCUR.

              THE LICENSING AGREEMENT BETWEEN THE FUND ASSET MANAGEMENT, L.P. (FAM), DOW JONES, AND WILSHIRE AND THE SUBLISCENSING AGREEMENT BETWEEN USAA MUTUAL FUND, INC. AND FAM, ARE SOLELY FOR THE BENEFIT OF THE PARTIES TO THESE AGREEMENTS AND NOT FOR THE BENEFIT OF THE OWNERS OF THE USAA EXTENDED MARKET INDEX FUND OR ANY OTHER THIRD PARTIES.

       =====================================================================

                                                                 43 - Prospectus

                                      NOTES


USAA Extended Market Index Fund - 44

                                      NOTES

                                                                 45 - Prospectus

USAA EXTENDED MARKET INDEX Fund
--------------------------------------------------------------------------------

ADDITIONAL FUND INFORMATION

              If you would like more information about the Fund, you may call 800-531-8181 to request a free copy of the Fund's statement of additional information (SAI), annual or semiannual reports, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. The Fund's annual and semiannual reports also can be viewed on usaa.com. A complete description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund's SAI.

              To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room can be obtained by calling 202-942-8090. Additionally, copies of this information can be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.


USAA Extended Market Index Fund - 46

                  INVESTMENT       USAA Investment Management Company
                    ADVISER,       P.O. Box 659453
              ADMINISTRATOR,       San Antonio, Texas 78265-9825
                UNDERWRITER,
             AND DISTRIBUTOR


              TRANSFER AGENT       USAA Shareholder Account Services
                                   P.O. Box 659453
                                   San Antonio, Texas 78265-9825


                   CUSTODIAN       J.P. Morgan Chase
                                   4 Chase MetroTech, 18th Floor
                                   Brooklyn, New York 11245


                   TELEPHONE       Call toll free - Central Time
            ASSISTANCE HOURS       Monday - Friday 7 a.m. to 10 p.m.
                                   Saturday 8:30 a.m. to 5 p.m.
                                   Sunday 10:30 a.m. to 7 p.m.


                 FOR ACCOUNT       800-531-8448 in San Antonio, 456-7202
                  SERVICING,
               EXCHANGES, OR
                 REDEMPTIONS


             RECORDED MUTUAL       24-Hour Service (from any phone)
           FUND PRICE QUOTES       800-531-8066 in San Antonio, 498-8066


                                   (from touch-tone phones only) For account
                 MUTUAL FUND       balance, last transaction, fund prices, or
           USAA TOUCHLINE(R)       to exchange/redeem fund shares
                                   800-531-8777 in San Antonio, 498-8777


             INTERNET ACCESS       usaa.com

                                                                     [GRAPHIC]
Investment Company Act File No. 811-2429                              Recycled
                                                                        Paper

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42886-0505                                  (C)2005, USAA. All rights reserved.

                                     Part A

                               Prospectus for the
                             Nasdaq-100 Index Fund
                               is included herein

[USAA
EAGLE
LOGO (R)]

                    USAA      NASDAQ-100
                                   INDEX FUND


                    USAA
             INVESTMENTS

                                [GRAPHIC OMITTED]
              ONE OF THE
             USAA FAMILY
              OF NO-LOAD
            MUTUAL FUNDS


                              P R O S P E C T U S

-----------------------------------------------------------------------------


                         As with other mutual funds, the Securities and Exchange
      May 1, 2005        Commission  has not  approved  or  disapproved  of this
                         Fund's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Table of CONTENTS
-------------------------------------------------------------------------------

OVERVIEW OF AN INDEX FUND                                        3


WHAT IS THE FUND'S INVESTMENT OBJECTIVE
AND PRINCIPAL STRATEGY?                                          4

WHAT ARE THE PRINCIPAL RISKS OF INVESTING
IN THIS FUND?                                                    4

COULD THE VALUE OF YOUR INVESTMENT
IN THIS FUND FLUCTUATE?                                          6

FEES AND EXPENSES                                                8

FUND INVESTMENTS                                                10

FUND MANAGEMENT                                                 12

USING MUTUAL FUNDS IN AN
INVESTMENT PROGRAM                                              15

HOW TO INVEST                                                   19

HOW TO REDEEM                                                   23

IMPORTANT INFORMATION ABOUT PURCHASES
AND REDEMPTIONS                                                 25

EXCHANGES                                                       26

SHAREHOLDER INFORMATION                                         28

FINANCIAL HIGHLIGHTS                                            33

ADDITIONAL INFORMATION ABOUT THE
FUND'S INVESTMENT POLICIES                                      35

APPENDIX A                                                      38

ADDITIONAL FUND INFORMATION                                     46


USAA Nasdaq-100 Index Fund - 2

---------------------------------------------------------------------------

USAA INVESTMENT MANAGEMENT COMPANY (IMCO) MANAGES THIS FUND. FOR EASIER READING, IMCO WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

OVERVIEW OF AN INDEX FUND

            WHAT IS AN INDEX FUND?

            An index fund is a mutual fund that attempts to mirror the performance of a specific index. An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance of a particular market. It is a passive measure of stock market returns. It does not factor in the costs of buying, selling, and holding stocks, which are reflected in a fund's results. In this prospectus, we offer you an index fund that provides you a convenient and cost-efficient means of investing in a portfolio that generally reflects the performance of some portion of the stock market. An index fund has operating expenses and transaction costs while the market index does not. Keep in mind, the target index is a model, not an actual portfolio. Therefore, while a fund attempts to track its target index as closely as possible, it typically will not match the performance of the index exactly.

            WHAT IS THE NASDAQ-100 INDEX1?

            The Nasdaq-100 Index is a modified capitalization-weighted index composed of 100 of the largest nonfinancial domestic and international companies listed on The Nasdaq Stock Market(R) based on market capitalization. The index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies. See APPENDIX A on page 38 for ADDITIONAL INFORMATION ON THE NASDAQ-100 INDEX.


1 Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the "Corporations") and have been licensed for our use.

                                                                  3 - Prospectus

USAA NASDAQ-100 INDEX FUND
-----------------------------------------------------------------------------

WHAT IS THE FUND'S INVESTMENT OBJECTIVE
AND PRINCIPAL STRATEGY?


            The Fund seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index. The Nasdaq-100 Index represents 100 of the largest nonfinancial stocks traded on The Nasdaq Stock Market. The Fund's Board of Directors may change the Fund's investment objective without shareholder approval.

            We are the Fund's investment adviser. We have retained Northern Trust Investments, N.A. (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the common stocks of companies composing the Nasdaq-100 Index. This strategy may be changed upon 60 days' written notice to shareholders.

            NTI will normally invest in all the common stocks of companies in the Nasdaq-100 Index in roughly the same proportions as their weightings in the index. While NTI attempts to replicate the index, there may be times when the Fund and the index do not match exactly. At times, NTI may purchase a stock not included in the Nasdaq-100 Index when it is believed to be a cost-efficient way of approximating the index's performance, for example, in anticipation of a stock being added to the index.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING
IN THIS FUND?

            The principal risks of investing in this Fund are stock market risk, sector risk, cash flow and tracking error risk, nondiversification risk, foreign investing risk, and management risk.

            STOCK MARKET RISK

            Because this Fund invests in equity securities, it is subject to stock market risk. A company's stock price in general may decline over short or even extended periods regardless of the success or failure of a company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up, and periods when stock prices generally go down. Stocks tend to be more volatile than bonds.

USAA Nasdaq-100 Index Fund - 4

-----------------------------------------------------------------------------

            SECTOR RISK

            The returns from a specific type of security may trail returns from other asset classes or the overall market. For example, the stocks that make up the index are currently heavily weighted in the technology sectors. High volatility or poor performance of the sectors will directly affect the Fund's performance. Sectors will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

            CASH FLOW AND TRACKING ERROR RISK

            While the Fund attempts to match the Nasdaq-100 Index as closely as possible, the ability of the Fund to meet its investment objective depends to some extent on the cash flow in and out of the Fund. The Fund's performance may be affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, and brokerage commissions and fees. When a shareholder buys or sells shares of the Fund, the Fund generally has to buy or sell stocks in its portfolio. Changes in the Fund's cash flow affect how closely the Fund will mirror the Nasdaq-100 Index. Because of the differences between the index and the Fund's portfolio, the Fund may not track the Nasdaq-100 Index perfectly.

            NONDIVERSIFICATION RISK

            The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risks associated with a single economic, political, or regulatory event than a diversified fund.

            FOREIGN INVESTING RISK

            Because the Fund may invest in securities of foreign issuers, it is subject to the risks of foreign investing. These risks include currency exchange rate fluctuations; increased price volatility; different accounting, reporting, and disclosure requirements; and political or social instability.

                                                                  5 - Prospectus

USAA NASDAQ-100 INDEX FUND
-----------------------------------------------------------------------------

            MANAGEMENT RISK

            This Fund is subject to management risk in that there is no guarantee that the investment techniques and risk analyses used by the Fund's manager will produce the desired results.

            OTHER RISKS

            Because any investment involves risk, there is no assurance that the Fund's objective will be achieved. As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is also a risk of investing in this Fund.

            An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

COULD THE VALUE OF YOUR INVESTMENT IN
THIS FUND FLUCTUATE?

            Yes, it could. NTI attempts to keep the Fund's portfolio fully invested in securities that are representative of the Nasdaq-100 Index as a whole. Therefore, the value of your investment in this Fund will fluctuate with the changing market value of the investments in the Fund's portfolio.

            The following bar chart illustrates the Fund's volatility and performance from year to year for each full calendar year since the Fund's inception.

            TOTAL RETURN

            All  mutual  funds  must use the same  formula  to  calculate  TOTAL
            RETURN.

            ====================================================================
              [ARROW] TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS.
            ====================================================================

USAA Nasdaq-100 Index Fund - 6

-----------------------------------------------------------------------------

[BAR CHART]


               CALENDAR YEAR                      TOTAL RETURN
                    2001*                           -33.48%
                    2002                            -37.90%
                    2003                             47.92%
                    2004                              9.94%


                  *FUND BEGAN OPERATIONS ON OCTOBER 27, 2000.


                          THREE-MONTH YTD TOTAL RETURN
                                -x.xx% (3/31/05)


            BEST QUARTER**                             WORST QUARTER**
            34.46% 4th Qtr. 2001                       -36.33% 3rd Qtr. 2001

      ** Please note that "Best Quarter" and "Worst Quarter" figures are applicable only to the time period covered by the bar chart.

            The following table shows how the Fund's average annual total returns for the periods indicated compared to those of the
            Nasdaq-100 Index itself. The after-tax returns are shown in two ways: (1) assumes that you owned the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income and realized capital gains and (2) assumes that you paid taxes on the Fund's distributions of taxable net investment income and realized capital gains and sold all shares at the end of each period.

            After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distribu-

                                                                  7 - Prospectus

USAA NASDAQ-100 INDEX FUND
-------------------------------------------------------------------------------

            tions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the following table are not relevant to you.

            Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.

                          AVERAGE ANNUAL TOTAL RETURNS
                     For The Periods Ended December 31, 2004


                                                              SINCE INCEPTION
NASDAQ-100 INDEX FUND                   PAST 1 YEAR              10/27/00
=============================================================================
Return Before Taxes                          9.94%               -14.91%

Return After Taxes on Distributions          9.94%               -14.91%

Return After Taxes on Distributions
and Sale of Fund Shares                      6.46%               -12.12%

Nasdaq-100 Index (reflects no deduction
for fees, expenses, or taxes)               10.44%               -14.26%
=============================================================================
`
FEES AND EXPENSES

            This summary shows what it will cost you, directly and indirectly, to invest in the Fund.

            SHAREHOLDER TRANSACTION EXPENSES -- DIRECT COSTS

            There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for wires.) IN ADDITION, IF YOU SELL OR EXCHANGE SHARES WITHIN FIVE BUSINESS DAYS OF PURCHASE, YOU

USAA Nasdaq-100 Index Fund - 8

-------------------------------------------------------------------------

            MAY BE SUBJECT TO A SHORT-TERM TRADING FEE PAYABLE TO THE FUND OF UP TO 2% OF THE VALUE OF THE SHARES REDEEMED OR EXCHANGED. THE FUND CURRENTLY IS WAIVING THIS FEE BUT MAY BEGIN TO CHARGE THE FEE AT ANY TIME WITHOUT PRIOR NOTICE TO SHAREHOLDERS.

            ANNUAL FUND OPERATING EXPENSES -- INDIRECT COSTS

            Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses, before reimbursements, during the past fiscal year ended December 31, 2004, and are calculated as a percentage of average net assets (ANA).

MANAGEMENT          DISTRIBUTION             OTHER               TOTAL ANNUAL
   FEES             (12B-1) FEES           EXPENSES          OPERATING EXPENSES
--------------------------------------------------------------------------------
   .20%                 None                 .85%                1.05%(a,b)

a Effective March 1, 2004, we voluntarily agreed to limit the Fund's Total Annual Operating Expenses to 0.80% of the Fund's ANA, before reductions for expenses paid indirectly, and to reimburse the Fund for all expenses in excess of that amount. We can modify or terminate this arrangement at any time. With this reimbursement, the Fund's Actual Total Annual Operating Expenses would have been as follows:

                                                            Actual Total Annual
     Total Annual           Reimbursement                   Operating Expenses
  Operating Expenses          From IMCO                     After Reimbursement
--------------------------------------------------------------------------------
          1.05%                  .25%                             .80%

b Through fee offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses (expenses paid indirectly). Total Annual Operating Expenses of the Fund reflect total expenses before reductions for expenses paid indirectly, which had no impact on the expense ratio for the most recent fiscal year.

           ==================================================================
           [ARROW] 12B-1 FEES SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.
           ==================================================================

            EXAMPLE

            This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return,

                                                                  9 - Prospectus

USAA NASDAQ-100 INDEX FUND
-------------------------------------------------------------------------------

           (2) the Fund's operating expenses (before any applicable fee offset or reimbursement) remain the same, and (3) you redeem all of your shares at the end of the periods shown.

               1 Year         3 Years        5 Years           10 Years
               ---------------------------------------------------------
               $107            $334           $579              $1,283

FUND INVESTMENTS

            PRINCIPAL INVESTMENT STRATEGIES AND RISKS

            [ARROW]HOW IS THE FUND'S PORTFOLIO MANAGED?

            The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, the Fund utilizes a "passive" or "indexing" investment approach in an attempt to match, as closely as possible, the performance of the Nasdaq-100 Index.

            The Fund uses the "replication" method of indexing. Under this approach, the Fund holds each stock found in the target index in approximately the same proportions as represented in the index itself. For example, if 5% of the Nasdaq-100 Index were made up of the stock of a specific company, a fund tracking that index (such as the Nasdaq-100 Index Fund) would invest approximately 5% of its assets in that company.

            [ARROW] WHAT ARE THE BENEFITS TO AN INVESTOR OF USING A PASSIVE OR INDEXING APPROACH?

            Indexing appeals to many investors because it:

            * provides simplicity through a straightforward market-matching strategy,

            * generally provides  diversification by investing in a wide variety of companies and industries,

            * tends to have lower costs  because index funds do not have many of the expenses of actively managed funds such as research, and

USAA Nasdaq-100 Index Fund - 10

------------------------------------------------------------------------------

            * usually has relatively low trading  activity,  so total  brokerage commissions tend to be lower.

            [ARROW] HOW CLOSELY WILL THE FUND MATCH ITS INDEX?

            In seeking to mirror the performance of the Nasdaq-100 Index, NTI will attempt to allocate the investments of the Nasdaq-100 Index Fund among stocks in approximately the same weightings as the index itself, beginning with the stocks that make up the larger portion of the index's value.

            Over the long term (I.E., periods of three to five years), NTI will seek a correlation between the performance of the Fund, before expenses, and that of the Nasdaq-100 Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation, meaning that the Fund always moves up in value when the Nasdaq-100 Index rises and down in value when the index declines. In the unlikely event that the targeted correlation is not achieved, alternative structures may be considered.

            [ARROW] WILL THE FUND PURCHASE OTHER TYPES OF SECURITIES?

            Under normal market conditions, the Fund's assets generally will be invested in stocks included in the Nasdaq-100 Index. However, the Fund may hold up to 20% of its assets in short-term debt securities, money market instruments, stock index futures, and options in most cases to provide liquidity to pay redemptions and fees.

            The Fund may invest, to a limited extent, in stock index futures and options. The Fund will generally invest in stock index futures and options in an attempt to reduce any performance discrepancies between the Fund and the Nasdaq-100 Index. The Fund generally will not use these derivative instruments for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. These investments tend to reduce transaction costs or add value when they are favorably priced. Risks associated with investments in futures and options include the risk that the futures or options contract will not fully offset the underlying position and that investments in futures and options used for risk management may not have the intended effects and may result in losses or missed opportunities. The risk of loss of money from

                                                                 11 - Prospectus

USAA NASDAQ-100 INDEX FUND
------------------------------------------------------------------------------

            FUTURES   CONTRACTS  and  OPTIONS  ON  FUTURES  CONTRACTS  used  for nonhedging purposes may be greater than that of investments for hedging purposes.


   =============================================================================
   [ARROW] FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS ARE GENERALLY USED AS A LOWER-COST METHOD OF GAINING EXPOSURE TO A PARTICULAR SECURITIES MARKET THAN INVESTING DIRECTLY IN THOSE SECURITIES.
   =============================================================================


            For a description of the futures and options the Fund may use and some of their associated risks, see ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENT POLICIES on page 35.


FUND MANAGEMENT

            MANAGEMENT AND ADVISORY SERVICES

            USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association
            (USAA), a large, diversified financial services institution. Our mailing address is P.O. Box 659453, San Antonio, Texas 78265-9825.

           ============================================================
           [ARROW]   TOTAL ASSETS UNDER MANAGEMENT BY
                     USAA INVESTMENT MANAGEMENT COMPANY
                     APPROXIMATELY $XX BILLION AS OF MARCH 31, 2005
           ============================================================

            We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Fund's Board of Directors. Beginning with the semiannual report for the period ended June 30, 2005, a discussion regarding the basis for the Board of Directors approving any investment advisory contract of the Fund will be available in the Fund's semiannual report to shareholders.

            The Fund uses a "manager-of-managers" structure. We are authorized to select (with approval of the Fund's Board of Directors) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. We monitor a subadviser's performance through quantitative

USAA Nasdaq-100 Index Fund - 12

------------------------------------------------------------------------------

            and qualitative analysis, and periodically report to the Fund's Board of Directors as to whether a subadviser's agreement should be renewed, terminated, or modified. We also are responsible for allocating assets to a subadviser. The allocation for a subadviser can range from 0% to 100% of the Fund's assets, and we can change the allocations without shareholder approval.

            For our services, the Fund pays us an annual fee. The fee is computed at one-fifth of one percent (0.20%) of average net assets. In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services to the Fund.

            We have voluntarily agreed to waive our annual management fee to the extent that total expenses of the Fund exceed 0.80% of the Fund's average net assets. We can modify or terminate this arrangement at any time. After reimbursements made to the Fund for the fiscal year ended December 31, 2004, we did not receive any management fees.

            PORTFOLIO MANAGER

            James B. Francis is primarily responsible for the day-to-day management of the Fund. Mr. Francis is a Senior Vice President of Northern Trust Investments, N.A. where he is responsible for the management of various equity and equity index portfolios. Mr. Francis joined Northern Trust in February 2005. He was a Senior Portfolio Manager with State Street Global Advisors where he managed various equity portfolios from 1988 to 2005.

            The  statement  of  additional   information   provides   additional
            information  about  the  portfolio  manager's  compensation,   other
            accounts managed, and ownership of Fund securities.

            We have entered into a Subadvisory Agreement with Northern Trust Investments, N.A. (NTI), located at 50 S. LaSalle Street, Chicago, Illinois 60675, to delegate the day-to-day discretionary management of the Fund's assets. Under this agreement, NTI manages the assets of the Fund, subject to the general supervision of the Fund's Board of Directors and us,
                                                                 13 - Prospectus

USAA NASDAQ-100 INDEX FUND
------------------------------------------------------------------------------

            in accordance with the Fund's investment objective, policies, and restrictions. NTI is compensated directly by IMCO and not by the Fund.

            NTI is an investment adviser registered under the Investment Advisers Act of 1940 and primarily manages assets for defined contribution and benefit plans, investment companies, and other institutional investors. As of December 31, 2004, NTI had approximately $274 billion of assets under management.

            The Northern Trust Company, NTI's parent company, is an Illinois state chartered banking organization and a member of the Federal Reserve System. Formed in 1889, it administers and manages assets for individuals, personal trusts, defined contribution and benefit plans, and other institutional corporate clients. It is the principal subsidiary of Northern Trust Corporation, a bank holding company.

            Northern Trust Corporation, through its subsidiaries, has for more than 100 years managed the assets of individuals, charitable organizations, foundations and large corporate investors, and as of December 31, 2004, administered in various capacities approximately $2.6 trillion of assets, including approximately $571.9 billion of assets under discretionary management.

            CHANGE OF SUBADVISERS

            We have received an exemptive order from the Securities and Exchange Commission that permits us, subject to certain conditions, including prior approval of the Fund's Board of Directors, to appoint and replace subadvisers, enter into subadvisory agreements, and amend subadvisory agreements on behalf of the Fund without shareholder approval. As a result, we can change the fee rate payable to a subadviser or appoint a new subadviser at a fee rate different than that paid to the current subadviser, which in turn may result in a different fee retained by IMCO. We will notify shareholders within 90 days after hiring any new subadviser for the Fund.

            PORTFOLIO TURNOVER

            Generally, a passively managed fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the Fund's target index. The Fund is rebalanced as required to

USAA Nasdaq-100 Index Fund - 14

------------------------------------------------------------------------------

            maintain tight tracking against index weightings and risk factors as well as cash flow and index changes. We do not expect the Fund to have a high portfolio turnover rate.

            ====================================================================
            [ARROW] ANNUAL PORTFOLIO  TURNOVER RATE MEASURES THE RATE OF TRADING
                    ACTIVITY IN A FUND'S PORTFOLIO OF INVESTMENTS, EQUAL TO THE LESSER OF PURCHASES OR SALES, FOR A YEAR, DIVIDED BY AVERAGE TOTAL ASSETS DURING THAT YEAR.
            ====================================================================

            ADMINISTRATIVE SERVICES

            Under an Administration and Servicing Agreement, we generally assist the Fund's Board of Directors in all aspects of the administration and servicing of the Fund. This agreement provides for the Fund to pay us a fee, computed daily and paid monthly, at an annual rate equal to 0.35% of average net assets. We may also delegate one or more of our responsibilities to others at our expense.

USING MUTUAL FUNDS IN AN
INVESTMENT PROGRAM

            THE IDEA BEHIND MUTUAL FUNDS

            Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

            USING FUNDS IN AN INVESTMENT PROGRAM

            In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions

                                                                 15 - Prospectus

NASDAQ-100 INDEX FUND
------------------------------------------------------------------------------

            you don't have to make are those involved with choosing individual securities. An investment adviser will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

            You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

            EXCESSIVE SHORT-TERM TRADING

            The USAA family of funds generally is not intended as short-term investment vehicles (except for its money markets funds, the USAA Short-Term Bond Fund, and the USAA Short-Term Fund). Some investors try to profit by using excessive short-term trading practices involving mutual fund shares, frequently referred to as "market timing."

            Excessive short-term trading activity can disrupt the efficient management of a fund and raise its transaction costs by forcing portfolio managers to first buy and then sell portfolio securities in response to a large investment by short-term traders.The USAA family of funds generally are not intended as short-term investment vehicles (except for the money market funds). Although the USAA family of funds discourage short-term trading in its funds, its practices and procedures cannot detect or prevent all short-term trading activity. The Funds' Board of Directors have adopted policies and procedures that are designed to deter excessive short-term trading without needlessly penalizing BONA FIDE investors.

            To deter such trading activities, the USAA family of funds' policies and procedures include:

            * Each fund limits the number of  permissible  exchanges  out of any
              Fund in the USAA family of funds for each account to six per calendar year (except for the money market funds, the USAA Short-Term Bond Fund, and the USAA Short-Term Fund). For more detailed information on our exchange policy, see EXCHANGES on page 26.

USAA Nasdaq-100 Index Fund - 16

-----------------------------------------------------------------------------

            * Each  fund  reserves  the  right to  reject  any  purchase  order, including an exchange, that it regards as disruptive to the efficient management of the particular fund.

            * Each fund (except for the money market funds,  the USAA Short-Term
              Bond Fund, and the USAA Short-Term Fund) is authorized to impose up to a 2% short-term trading fee on the value of fund shares redeemed within five business days of purchase. This fee will be deducted from an investor's redemption proceeds and will be paid directly to the affected fund. The Fund currently is waiving the fee but may begin charging the fee at any time without prior notice. For more information, see SHORT-TERM TRADING FEE on page 25.


            * Using a fair value pricing service to assist in  establishing  the current value of foreign securities held by each of the USAA family of funds. This fair value pricing service provides information regarding the current value of foreign securities, as compared to their closing price, at the time the USAA family of funds calculate their NAV. Using this fair value pricing service is intended to deter those trying to take advantage of time-zone differences in the valuation of foreign securities, and to prevent dilution to long-term investors. Fair value pricing of a foreign security can result in the USAA family of funds using a price that is higher or lower than the closing price of a foreign security for purposes of calculating a Fund's NAV.

            THE FUND'S RIGHT TO REJECT PURCHASE AND EXCHANGE
            ORDERS AND LIMIT TRADING IN ACCOUNTS

            The USAA family of funds' main weapon against excessive short-term trading is its right to reject purchase or exchange orders if in the best interest of the affected fund. In exercising this discretion to reject purchase and exchange orders, the Fund deems that certain excessive shortterm trading activities are not in the best interest of the Fund because such activities can hamper the efficient management of a fund. Generally, persons who engage in an "in and out" transaction within a 30-day period will violate the USAA Funds' policy if they engage in another "in and out" transaction in the same fund within 90 days. The Fund also reserves the right to restrict future purchases if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large

                                                                 17 - Prospectus

 USAA NASDAQ-100 INDEX FUND
 ------------------------------------------------------------------------------

            disruptive purchase and redemption. Finally, the Fund reserves the right to reject any other purchase or exchange order in other situations that do not involve excessive short-term trading activities if in the best interest of the Fund.

            The following transactions are exempt from the excessive short-term trading activity policies described above:

            * Transactions in the money market funds, USAA Short-Term Bond Fund, and USAA Short Term Fund;

            * Purchases and sales pursuant to automatic investment or withdrawal plans; and

            * Other  transactions  that are not motivated by short-term  trading considerations if they are approved by transfer agent management personnel and are not disruptive to the Fund.

            If a person is classified as engaged in excessive short-term trading, the remedy will depend upon the trading activities of the investor in the account and related accounts and its disruptive effect, and can include warnings to cease such activity and/or restrictions or termination of trading privileges in a particular fund or all funds in the USAA family of funds.

            The USAA family of funds relies on its transfer agent to review trading activity for excessive short-term trading. There can be no assurance, however, that our monitoring activities will successfully detect or prevent all excessive short-term trading.

            Some investors purchase USAA fund shares through a financial intermediary who establish an omnibus account in the USAA Funds for its clients and submit a net order to purchase or redeem shares after combining its client orders, which we refer to as omnibus accounts. Currently, such omnibus accounts are not required to provide the Fund with underlying trading information for their clients. The USAA family of funds reviews net activity in these omnibus accounts based on the information available to it from the intermediary and looks for activity that indicates potential excessive short-term trading activity. If we detect suspicious trading activity, we work with the omnibus account to identify accounts engaged in excessive short-term trading activity. Investors engaging in excessive short-term trading through these institutional accounts also

USAA Nasdaq-100 Index Fund - 18

------------------------------------------------------------------------------

            can be warned or have their trading privileges restricted or terminated. Because the USAA family of funds does not receive underlying trade data, it must rely on the cooperation of the omnibus account to provide information on the trading activity of its clients and restrict or limit excessive short-term traders.

HOW TO INVEST

            OPENING AN ACCOUNT

            You may open an account and make an investment on the Internet, by mail, bank wire, or phone as described below. You should return a complete, signed application to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another fund of the USAA family of funds unless the registration is different or we need further information to verify your identity.

            As required by federal law, we must obtain certain information from you prior to opening an account. If we are unable to verify your identity, we may refuse to open your account or we may open your account and take certain actions without prior notice to you including restricting account transactions pending verification of your identity. If we subsequently are unable to verify your identity, we may close your account and return to you the value of your shares at the next calculated NAV.

            TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

            If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. Additional fees may also apply to your investment in the Fund, including a transaction fee, if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

                                                                 19 - Prospectus

USAA NASDAQ-100 INDEX FUND
-----------------------------------------------------------------------------

            TAX ID NUMBER


            Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding requirements set forth by the Internal Revenue Code. See TAXES on page 31 for additional tax information.

            EFFECTIVE DATE

            When you make a purchase, your purchase price will be the NAV per share next determined after we receive your request in proper form (E.G., complete, signed application and payment). The Fund's NAV is determined as of the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

            The Fund or the Fund's transfer agent may enter into agreements with third parties (Servicing Agents), which hold Fund shares in omnibus accounts for their customers, under which the Servicing Agents are authorized to receive orders for Fund shares on the Fund's behalf. Under these arrangements, the Fund will be deemed to have received an order when an authorized Servicing Agent receives the order. Accordingly, customer orders will be priced at the Fund's NAV next computed after they are received by an authorized Servicing Agent even though the orders may be transmitted to the Fund by the Servicing Agent after the time the Fund calculates its NAV.

            The Fund or the Fund's transfer agent also may enter into agreements whereby orders may be executed at the NAV next calculated after receipt of the order by the Fund, with payment for the order being made on the next business day.

            If you plan to purchase Fund shares with a check, money order, traveler's check, or other similar instrument, the instrument must be written in U.S. dollars and drawn on a U.S. bank. We do not accept the following: foreign instruments: checks, money orders, traveler's checks, or other similar instruments. In addition, we do not accept cash or coins.


USAA Nasdaq-100 Index Fund - 20

-----------------------------------------------------------------------------

            MINIMUM INVESTMENTS

            INITIAL PURCHASE

            *  $3,000 ($250 for IRAs)

            ADDITIONAL PURCHASES

            * $50 per transaction  minimum,  per account.  Employees of USAA and its affiliated companies may add to an account through payroll deduction for as little as $25 per pay period with a $3,000 initial investment.

              There are no minimum initial or subsequent purchase payment amounts for investments through USAA Strategic Fund Adviser(R) or USAA College Savings PlanSM. In addition, the Fund may waive or lower purchase minimums in other circumstances.

            HOW TO PURCHASE BY...

            INTERNET ACCESS - USAA.COM

            * You can use your personal  computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 800-461-3507 to obtain a registration number and personal identification number (PIN) or log on to usaa.com and click on "register now." Once you have established Internet access, you will be able to open and fund a new mutual fund account, exchange to another Fund in the USAA family of funds, make redemptions, review account activity, check balances, and more.

            MAIL

            * To open an account, send your application and check to:

                          REGULAR MAIL:
                          USAA Investment Management Company
                          P.O. Box 659453
                          San Antonio, TX 78265-9825

                                                                 21 - Prospectus

USAA NASDAQ-100 INDEX FUND
-----------------------------------------------------------------------------

                          REGISTERED OR EXPRESS MAIL:
                          USAA Investment Management Company
                          9800 Fredericksburg Road
                          San Antonio, TX 78240

            * To add to your  account,  send  your  check  and  the  appropriate deposit stub in the business reply envelope that accompanies your Fund's transaction confirmation to:

                          REGULAR MAIL:
                          USAA Investment Management Company
                          P.O. Box 659453
                          San Antonio, TX 78265-9825

                          REGISTERED OR EXPRESS MAIL:
                          USAA Investment Management Company
                          9800 Fredericksburg Road
                          San Antonio, TX 78240

            BANK WIRE

            * To open or add to your account, call 800-531-8448 or visit our web site at usaa.com for instructions before wiring funds. This helps to ensure that your account will be credited promptly and correctly.

            ELECTRONIC FUNDS TRANSFER (EFT)

            * Additional  purchases  on a regular  basis can be deducted  from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 800-531-8448 to add these services.

            PHONE 800-531-8448 (IN SAN ANTONIO, 456-7202)

            * If you would  like to open a new  account or  exchange  to another fund in the USAA family of funds, call for instructions.

            USAA TOUCHLINE(R) 800-531-8777 (IN SAN ANTONIO, 498-8777)

            * In  addition  to  obtaining  account  balance  information,   last
              transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your

USAA Nasdaq-100 Index Fund - 22

------------------------------------------------------------------------------

              Fund account to make selected purchases, exchange to another fund in the USAA family of funds, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

            USAA BROKERAGE SERVICES 800-531-8343 (IN SAN ANTONIO, 456-7214)

            * To  purchase  new and  additional  shares in your  USAA  brokerage account, call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.

HOW TO REDEEM

            You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the close of the NYSE (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

            We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to ten days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

            IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST

                                                                 23 - Prospectus

USAA NASDAQ-100 INDEX FUND
-----------------------------------------------------------------------------

            RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

            In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances (E.G., if the NYSE is closed or when permitted by order of the SEC).

            HOW TO REDEEM BY...

            INTERNET, MAIL, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

            * Access usaa.com.

            * Send your written instructions to:

                    REGULAR MAIL:
                    USAA Investment Management Company
                    P.O. Box 659453
                    San Antonio, TX 78265-9825

                    REGISTERED OR EXPRESS MAIL:
                    USAA Investment Management Company
                    9800 Fredericksburg Road
                    San Antonio, TX 78240

            * Send a signed  fax to  800-292-8177,  or send a  telegram  to USAA
              Shareholder Account Services.

            * Call toll free  800-531-8448  (in San Antonio,  456-7202) to speak with a member service representative.

            * Call toll free  800-531-8777 (in San Antonio,  498-8777) to access our 24-hour USAA TouchLine(R) service.

            Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number,

USAA Nasdaq-100 Index Fund - 24

-----------------------------------------------------------------------------

            (2) the name(s) on the account registration, and (3) Social Security/other taxpayer identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded, and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited with the Fund's transfer agent.

            USAA BROKERAGE SERVICES

            * Call toll free  800-531-8343  (in San Antonio,  456-7214) to speak with a member service representative.

IMPORTANT INFORMATION ABOUT PURCHASES
AND REDEMPTIONS

            SHORT-TERM TRADING FEE

            Because the Fund can experience price fluctuations, it is intended for long-term investors. It is not designed for short-term investors whose purchases and redemptions can unnecessarily disrupt the efficient management of the Fund and its investment strategy and increase the Fund's transaction costs. For these reasons, the Fund is authorized to charge up to a 2% short-term trading fee on the value of redemptions and exchanges of fund shares done within five business days of purchase. This fee will be deducted from an investor's redemption proceeds and paid directly to the Fund to help reduce transaction costs. The Fund currently is waiving the fee altogether but reserves the right to begin charging the fee at any time without prior notice to shareholders.

            Currently, omnibus accounts are not required to impose redemption fees on their underlying clients or submit to the Fund trading information for its clients. Once the Fund begins charging the redemption fee, it could be limited in imposing this fee on shareholders purchasing shares through omnibus accounts based on the system's capability and cooperation of the omnibus account.

                                                                 25 - Prospectus

USAA NASDAQ-100 INDEX FUND
-----------------------------------------------------------------------------

            Once the Fund  begins  charging  the fee,  the Fund  will  waive the imposition of this fee for redemptions done for financial emergencies outside of the control of the investor (E.G., for members who receive deployment orders) upon written request of an investor.

            FUND RIGHTS

            The Fund reserves the right to:

            * reject or restrict  purchase  or exchange  orders when in the best interest of the Fund;

            * limit or  discontinue  the  offering of shares of the Fund without notice to the shareholders;

            * calculate  the NAV per  share on a  business  day that the NYSE is closed;

            * require a  signature  guarantee  for  transactions  or  changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors);

            * redeem  an  account  with  less  than  ten  shares,  with  certain limitations; and

            * restrict or liquidate an account when  necessary or appropriate to comply with federal law.

EXCHANGES

            EXCHANGE PRIVILEGE

            The exchange privilege is automatic when you complete your application. You may exchange shares among funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence.

            Exchanges made through USAA TouchLine(R) and the Internet require an Electronic Services Agreement (ESA) on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next deter-

USAA Nasdaq-100 Index Fund - 26

------------------------------------------------------------------------------

            mined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

            IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

            The Fund has undertaken certain procedures regarding telephone transactions as described on page 24.

            EXCHANGE LIMITATIONS

            To minimize fund costs and to protect the Fund and its shareholders from unfair expense burdens, the Fund restricts excessive exchanges. The limit on exchanges out of any fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the USAA Short-Term Fund, USAA Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each fund reserves the right to reject a shareholder's purchase or exchange orders into a fund at any time when in the best interest of the fund. The Fund may still restrict an investor's account from further purchases or exchanges even if the investor has complied with the exchange policy if the investor is engaged in excessive short-term trading. See THE FUND'S RIGHT TO REJECT PURCHASE AND EXCHANGE ORDERS AND LIMIT TRADING IN ACCOUNTS on page 17.

            For purposes of this policy, all exchanges from one fund on a trading day are counted only as one exchange. The following transactions are not counted as exchanges for purposes of this policy:

                                                                 27 - Prospectus

USAA NASDAQ-100 INDEX FUND
-----------------------------------------------------------------------------

            * Transactions  done under  automatic  purchase plans and systematic withdrawal plans;

            * Transactions done to meet minimum  distribution  requirements from retirement accounts; and

            * Transactions done to effect an IRA conversion or redistribution to a different retirement account.

            In addition, each fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

            CURRENT FUND PRICE AND TOTAL RETURN

            For the most current price and total return information for this Fund, you may call USAA TouchLine(R) at 800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices and returns. Then, press FUND NUMBER 74 followed by the pound sign (#) when asked for a fund code.

            Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate NEWSPAPER SYMBOL. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.


          ==========================================================
                                FUND FACTS

               INCEPTION DATE                FUND NUMBER
               October 27, 2000              74

               NEWSPAPER SYMBOL              TICKER SYMBOL
               Nasdaq-100                    USNQX
          ==========================================================

            You may also access this information through our usaa.com web site once you have established Internet access. You must remember that historical performance does not necessarily indicate what will happen in the future.

USAA Nasdaq-100 Index Fund - 28

-----------------------------------------------------------------------------

            You may see the Fund's total return quoted in advertisements and reports. You may also see a comparison of the Fund's performance to that of other mutual funds with similar investment objectives and to stock or relevant indices.

            SHARE PRICE CALCULATION

            The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated as of the close of the NYSE, (generally 4 p.m. Eastern
            Time) each day that the NYSE is open for regular trading. The NYSE is closed on most national holidays and Good Friday.

          ==============================================================

                                        TOTAL ASSETS - TOTAL LIABILITIES
          [ARROW]  NAV PER SHARE  =     --------------------------------
                                                NUMBER OF SHARES
                                                  OUTSTANDING
          ==============================================================

            VALUATION OF SECURITIES

            Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

            Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's NAV may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices are determined and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be

                                                                 29 - Prospectus

USAA NASDAQ-100 INDEX FUND
------------------------------------------------------------------------------

            reflected in the value of the Fund's foreign securities. However, we and the subadviser will monitor for events that would materially affect the value of the Fund's foreign securities. If we determine that a particular event would materially affect the value of the Fund's foreign securities, then we, under valuation procedures approved by the Fund's Board of Directors, will consider such available information that we deem relevant to determine a fair value for the affected foreign securities. In addition, the Board of Directors has approved the use of a fair value pricing service to provide fair value adjustments to assist us with the fair value pricing of the Fund's foreign securities.

            Debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Directors. Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost. Futures contracts are valued at the last quoted sales price.

            Investments in open-ended investment companies are valued at their net asset value at the end of each business day.

            Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith by us at fair value using valuation procedures approved by the Fund's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

            For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

            DIVIDENDS AND OTHER DISTRIBUTIONS

            The Fund pays net investment income dividends annually. Ordinarily, any net realized capital gain distributions will be paid in December of each year. The Fund may make additional distributions to shareholders when considered appropriate or necessary. For example, the Fund could make an additional distribution to avoid the imposition of any federal income or excise tax.

USAA Nasdaq-100 Index Fund - 30

------------------------------------------------------------------------------

            We will automatically reinvest all NET INVESTMENT INCOME DIVIDENDS and REALIZED CAPITAL GAIN DISTRIBUTIONS in additional shares of the Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-distribution date. Any net investment income dividends or realized capital gain distributions made by the Fund will reduce the NAV per share by the amount of the dividends or other distributions on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or other distribution. Some or all of these distributions are subject to taxes.

         =======================================================================
         [ARROW] NET INVESTMENT INCOME DIVIDENDS PAYMENTS TO SHAREHOLDERS OF INCOME FROM DIVIDENDS AND INTEREST GENERATED BY THE FUND'S INVESTMENTS.

         [ARROW] REALIZED CAPITAL GAIN DISTRIBUTIONS PAYMENTS TO SHAREHOLDERS OF GAINS REALIZED ON SECURITIES THAT THE FUND HAS SOLD AT A PROFIT, MINUS ANY REALIZED LOSSES.
         =======================================================================

            We will invest in your account any dividend or other distribution payment returned to us at the then-current NAV per share. Dividend and other distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the thencurrent NAV per share.

            TAXES

            This tax information is quite general and refers to the federal income tax laws in effect as of the date of this prospectus. Distributions that shareholders receive from the Fund are subject to federal income tax and may be subject to state or local taxes. A 15% maximum federal income tax rate will apply (1) through 2008 to an individual shareholder's redemption of Fund shares held for more than a year and (2) to the Fund's distributions of net capital gain it recognizes on sales or exchanges through March 31, 2009, of capital assets it holds for more than one year. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

                                                                 31 - Prospectus

USAA NASDAQ-100 INDEX FUND
------------------------------------------------------------------------------

            SHAREHOLDER TAXATION

            Dividends from net investment income and distributions of the excess of short-term capital gains over net long-term capital losses are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

            Regardless of the length of time you have held Fund shares, distributions of net capital gains (I.E., the excess of net long-term gain over net shortterm capital loss) that the Fund realizes are taxable to you as long-term capital gains whether received in cash or reinvested in additional shares. These gains will qualify for a reduced capital gains rate for shareholders who are individuals.

            WITHHOLDING

            Federal law requires the Fund to withhold and remit to the U.S. Treasury 28% of (1) net investment income dividends, realized capital gain distributions, and proceeds of redemptions payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and distributions payable to such shareholder who:

            * underreports dividend or interest income or

            * fails  to   certify  that  he or she  is not  subject  to  backup
              withholding.

            To avoid this withholding requirement, you must certify, on your application or on a separate IRS Form W-9 supplied by the Fund's transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

            REPORTING

            The Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes.

USAA Nasdaq-100 Index Fund - 32

-----------------------------------------------------------------------------

            SHAREHOLDER MAILINGS

            HOUSEHOLDING

            Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

            ELECTRONIC DELIVERY

            Log on to usaa.com and sign up to receive your statements, confirms, financial reports, and prospectuses via the Internet instead of through the mail.

FINANCIAL HIGHLIGHTS

            The following financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all net investment income and realized capital gain distributions).

            The information for the fiscal years ended December 31, 2002, 2003, and 2004, has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. The information relating to the Fund prior to fiscal year 2002 was audited by another independent public accounting firm.


                                                                 33 - Prospectus

USAA NASDAQ-100 INDEX FUND
------------------------------------------------------------------------------

                                                       YEARS ENDED                           PERIOD ENDED
                                                       DECEMBER 31,                          DECEMBER 31,
                             ----------------------------------------------------------------------------
                                         2004           2003          2002          2001          2000*
                             ----------------------------------------------------------------------------
Net asset value at
 beginning of period                    $   4.63       $  3.13       $ 5.05        $  7.57      $ 10.00
                             ----------------------------------------------------------------------------
Income (loss) from investment operations:
 Net investment income(loss)                 .02          (.03)(a)     (.02)(a)       (.02)(a)      .01(a)
 Net realized and unrealized
    gain (loss) on investments
    and futures transactions                 .44          1.53(a)     (1.90)(a)      (2.50)(a)    (2.44)(a)
                             ----------------------------------------------------------------------------
Total from investment operations             .46          1.50(a)     (1.92)(a)      (2.52)(a)    (2.43)(a)
                             ----------------------------------------------------------------------------
Net asset value at end of period        $   5.09       $  4.63       $ 3.13        $  5.05      $  7.57
                             ============================================================================
Total return (%) **                         9.94(g)      47.92       (38.02)        (33.48)      (24.20)

Net assets at end of period (000)       $133,433      $113,440      $52,878        $58,925      $28,667

Ratio of expenses to average net
 assets (%) ***                              .83(c,d,g)    .96(c,e,f)   .85(c,f)       .85(c,f)     .85(b,c,f)

Ratio of expenses to average net assets,
 excluding reimbursements (%) ***           1.05(c)       1.15(c)      1.37(c)        1.61(c)      2.56(b,c)

Ratio of net investment income (loss)
 to average net assets (%) ***               .37          (.70)        (.66)          (.37)         .37(b)

Portfolio turnover (%)                      8.94          5.23        11.01          17.98         3.58




*    Fund commenced operations on October 27, 2000.

** Total returns for periods of less than one year are not annualized. The return for the period ended December 31, 2000, is cumulative.


***  For the year ended December 31, 2004, average net assets were $122,169,000.

(a)  Calculated using average shares.

(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly did not affect the Fund's expense ratios.

(d) Effective March 1, 2004, the Manager voluntarily agreed to limit the Fund's expenses, excluding the effect of any expenses paid indirectly, to 0.80% of the Fund's average net assets.

(e) Effective May 1, 2003 through February 29, 2004, the Manager voluntarily agreed to limit the Fund's expenses, excluding the effect of any expenses paid indirectly, to 1.00% of the Fund's average net assets.

(f) Effective October 27, 2000 through April 30, 2003, the Manager voluntarily agreed to limit the Fund's expenses, excluding the effect of any expenses paid indirectly, to 0.85% of the Fund's average net assets.

(g) For the year ended December 31, 2004, the Manager voluntarily reimbursed the Fund for tax expense incurred. Excluding that reimbursement, the Fund's ratio of expenses to average net assets would have been 0.84%. The reimbursement had no effect on the Fund's total return.


USAA Nasdaq-100 Index Fund - 34

-----------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE
FUND'S INVESTMENT POLICIES

            THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN INVESTMENT POLICIES OF THE NASDAQ-100 INDEX FUND AND TYPES OF SECURITIES IN WHICH THE FUND'S ASSETS MAY BE INVESTED:

            AMERICAN DEPOSITARY RECEIPTS (ADRS)

            The Fund's assets may be invested in ADRs, which are foreign shares held by a U.S. bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

            ASSET COVERAGE

            The Fund will cover transactions in futures and related options, as well as when-issued or delayed-delivery securities as required under applicable interpretations of the Securities and Exchange Commission, either by owning the underlying securities or segregating with the Fund's custodian cash or liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts.

            FORWARD CURRENCY CONTRACTS

            The Fund may hold securities denominated in foreign currencies. As a result, the value of the securities will be affected by changes in the exchange rate between the dollar and foreign currencies. In managing currency exposure, the Fund may enter into forward currency contracts. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract.

            FUTURES CONTRACTS ON STOCK INDICES

            The Fund may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of securities (Futures Contracts). Generally, the Fund intends to use this investment technique to hedge against anticipated future changes in

                                                                 35 - Prospectus

USAA NASDAQ-100 INDEX FUND
-----------------------------------------------------------------------------

            general market prices that otherwise might either adversely affect the value of securities held by the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund. A Futures Contract may also be entered into to close out or offset an existing futures position. In general, each transaction in Futures Contracts involves the establishment of a position that will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Fund will rise in value by an amount that approximately offsets the decline in value of the portion of the Fund's investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized.

            Futures Contracts transactions risks could include a lack of correlation between the Futures Contracts and the equity market being hedged or a potential lack of liquidity in the secondary market and incorrect assessments of market trends, which may result in poorer overall performance than if a Futures Contract had not been entered into.

            Brokerage costs will be incurred and "initial margin" will be required to be posted and maintained as a good-faith deposit against performance of obligations under Futures Contracts written for the Fund.

            OPTIONS ON FUTURES CONTRACTS ON STOCK INDICES

            The Fund also may invest in options on such Futures Contracts on stock indices for purposes similar to those described above.

            MONEY MARKET INSTRUMENTS

            The Fund's assets may be invested in investment-grade, U.S. dollardenominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, banker's acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates. The Fund's assets also may be invested in money market funds or other short-term

USAA Nasdaq-100 Index Fund - 36

------------------------------------------------------------------------------

            investment   funds,   as  permitted   under   applicable   laws  and
            regulations, including the Investment Company Act of 1940.

            OTHER INVESTMENT COMPANIES

            The Fund may invest in securities of other investment companies (including exchange-traded funds) subject to statutory limitations prescribed by the Investment Company Act of 1940. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

            OPTIONS ON STOCK INDICES

            The Fund may purchase and write put and call options on stock indices listed on stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment. Accordingly, the Fund's successful use of options on stock indices will be subject to NTI's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

            ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENT POLICIES AND THE SECURITIES IN WHICH THE FUND MAY INVEST IS PROVIDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                 37 - Prospectus

                                   APPENDIX A
------------------------------------------------------------------------------

ADDITIONAL INFORMATION
ON THE NASDAQ-100 INDEX

            The Nasdaq-100 Index Fund is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to USAA Mutual Fund, Inc. (Licensee) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) trademarks or service marks, certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to the Licensee or the Fund. Nasdaq has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The
            Corporations have no liability in connection with the administration, marketing or trading of the Fund.

            The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 Index(R) or any data included therein. The Corporations make no warranty, express or implied, as to results to be obtained by the Licensee, owners of the Fund, or any other person or entity from the use of the Nasdaq-100 Index(R) or any data included therein. The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index(R) or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages.

USAA Nasdaq-100 Index Fund - 38

                                      NOTES

                                                                 39 - Prospectus

                                      NOTES

USAA Nasdaq-100 Index Fund - 40

                                      NOTES

                                                                 41 - Prospectus

                                      NOTES

USAA Nasdaq-100 Index Fund - 42

                                      NOTES

                                                                 43 - Prospectus

                                      NOTES

USAA Nasdaq-100 Index Fund - 44

                                      NOTES

                                                                 45 - Prospectus

USAA Nasdaq-100 Index Fund
-----------------------------------------------------------------------------

ADDITIONAL FUND INFORMATION

            If you would like more information about the Fund, you may call 800-531- 8181 to request a free copy of the Fund's statement of additional information (SAI), annual or semiannual reports, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. The Fund's annual and semiannual reports also can be viewed on usaa.com. A complete description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund's SAI.

            To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room can be obtained by calling 202-942-8090. Additionally, copies of this information can be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.

USAA Nasdaq-100 Index Fund - 46

             INVESTMENT              USAA Investment Management Company
               ADVISER,              P.O. Box 659453
         ADMINISTRATOR,              San Antonio, Texas 78265-9825
           UNDERWRITER,
        AND DISTRIBUTOR

         TRANSFER AGENT              USAA Shareholder Account Services
                                     P.O. Box 659453
                                     San Antonio, Texas 78265-9825

              CUSTODIAN              State Street Bank and Trust Company
                                     P.O. Box 1713
                                     Boston, Massachusetts 02105

              TELEPHONE              Call toll free - Central Time
       ASSISTANCE HOURS              Monday - Friday 7 a.m. to 10 p.m.
                                     Saturday 8:30 a.m. to 5 p.m.
                                     Sunday 10:30 a.m. to 7 p.m.

            FOR ACCOUNT              800-531-8448, in San Antonio, 456-7202
             SERVICING,
          EXCHANGES, OR
            REDEMPTIONS

        RECORDED MUTUAL              24-Hour Service (from any phone)
      FUND PRICE QUOTES              800-531-8066, in San Antonio, 498-8066

            MUTUAL FUND              (from touch-tone phones only)
        USAA TOUCHLINE(R)            For account balance, last transaction, fund
                                     prices, or to exchange/redeem fund shares
                                     800-531-8777, in San Antonio, 498-8777

        INTERNET ACCESS              usaa.com


INVESTMENT COMPANY ACT FILE NO. 811-2429
                                                                       [GRAPHIC]
                                                                        Recycled
                                                                           Paper

[USAA         9800 Fredericksburg Road                     ----------------
EAGLE         San Antonio, Texas  78288                       PRSRT STD
LOGO (R)]                                                   U.S. Postage
                                                                PAID
                                                                USAA
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Receive this document
and others electronically.
Sign up at USAA.COM.

------------------------------------------------------------------------------

[USAA               WE KNOW WHAT IT MEANS TO SERVE(R).
EAGLE              ------------------------------------
LOGO (R)]             INSURANCE  *  MEMBER SERVICES


42887-0505                                  (C)2005, USAA. All rights reserved.

                                     Part B

        Statement of Additional Information for the S&P 500 Index Fund,
                        Extended Market Index Fund, and
                    Nasdaq-100 Index Fund is included herein

                  Not included in this Post-Effective Amendment
               is the Statement of Additional Information for the
           Aggressive Growth Fund, Growth Fund, Growth & Income Fund,
             Income Stock Fund, Income Fund, Short-Term Bond Fund,
     Money Market Fund, Science & Technology Fund, First Start Growth Fund,
           Intermediate-Term Bond Fund, High-Yield Opportunities Fund,
            Small Cap Stock Fund, Capital Growth Fund, and Value Fund

USAA                                                STATEMENT OF
MUTUAL                                              ADDITIONAL INFORMATION
FUND, INC. (R)                                      MAY 1, 2005

-------------------------------------------------------------------------------

                             USAA MUTUAL FUND, INC.
                (S&P 500 INDEX FUND, EXTENDED MARKET INDEX FUND,
                           AND NASDAQ-100 INDEX FUND)


USAA MUTUAL FUND, INC. (the Company) is a registered investment company offering shares of seventeen no-load mutual funds, three of which are described in this statement of additional information (SAI): the S&P 500 Index Fund, the Extended Market Index Fund, and the Nasdaq-100 Index Fund (collectively, the Funds). The Funds are classified as diversified, except the Nasdaq-100 Index Fund, which is classified as nondiversified.

         With respect to the Extended Market Index Fund, the Company invests all of the Fund's investable assets in an open-end management investment company having a substantially similar investment objective as the Fund. The investment company is the Master Extended Market Index Series (Extended Market Portfolio), a series of the Quantitative Master Series Trust (Trust), advised by Merrill Lynch Quantitative Advisers, a division of Fund Asset Management, L.P. (MLQA).

         You may obtain a free copy of a prospectus dated May 1, 2005, for any of the Funds by writing to USAA Mutual Fund, Inc., 9800 Fredericksburg Road, San Antonio, TX 78288, or by calling toll free 800-531-8181. Each prospectus provides the basic information you should know before investing in a Fund. This SAI is not a prospectus and contains information in addition to and more detailed than that set forth in each Fund's prospectus. It is intended to provide you with additional information regarding the activities and operations of the Company and the Funds and should be read in conjunction with a Fund's prospectus.

         The financial statements for the S&P 500 Index Fund, Extended Market Index Fund (and the Extended Market Portfolio), and Nasdaq-100 Index Fund, and the Independent Auditors' Reports thereon for the fiscal year ended December 31, 2004, are included in the accompanying annual report to shareholders of that date and are incorporated herein by reference.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
PAGE
2       Valuation of Securities
3       Conditions of Purchase and Redemption
3       Additional Information Regarding Redemption of Shares
4       Investment Plans
5       Investment Policies

18      Investment Restrictions
22      Portfolio Transactions and Brokerage Commissions
24      Description of Shares
25      Tax Considerations
27      Directors and Officers of the Company
33      Trustees and Officers of the Extended Market Portfolio
40      Investment Adviser
45      Portfolio Manager Disclosure
46      Proxy Voting Policies and Procedures
49      Portfolio Holdings Disclosure
50      Administrator
51      General Information
52      Appendix A - Short-Term Debt Ratings

                             VALUATION OF SECURITIES

Shares of each Fund are offered on a continuing, best-efforts basis through USAA Investment Management Company (IMCO or the Manager). The offering price for shares of each Fund is equal to the current net asset value (NAV) per share. The NAV per share of each Fund is calculated by adding the value of all its portfolio securities and other assets, deducting liabilities, and dividing by the number of shares outstanding.

         A Fund's NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange (NYSE) is closed. The NYSE is currently scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Each Fund reserves the right to calculate the NAV per share on a business day that the NYSE is closed.

         With respect to the Extended Market Index Fund, the Extended Market Portfolio values its equity and debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, on the basis of market quotations or valuations furnished by a pricing service. Short-term debt obligations maturing in 60 days or less are valued at amortized cost, which approximates market value. Other assets are valued by the method that most accurately reflects their current worth in the judgment of the Board of Trustees of the Extended Market Portfolio.

         Each investor in the Extended Market Portfolio, including the Extended Market Index Fund, may add to or reduce its investment in the Extended Market Portfolio on each day that the NYSE is open for business and New York charter banks are not closed owing to customary or local holidays. As of the close of the NYSE, currently 4 p.m. (Eastern time or earlier if the NYSE closes earlier) on each such day, the value of each investor's interest in the Extended Market Portfolio will be determined by multiplying the net asset value of the Extended Market Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Extended Market Portfolio. Any additions or reductions that are to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Extended Market Portfolio will then be recomputed as the percentage equal to the fraction
(1) the numerator of which is the value of such investor's investment in the Extended Market Portfolio as of the close of the NYSE on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the Extended Market Portfolio effected on such day and
(2) the denominator of which is the aggregate net asset value of the Extended Market Portfolio as of 4 p.m. or the close of the NYSE on such day plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate investments in the Extended Market Portfolio by all investors in the Extended Market Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Extended Market Portfolio as of 4 p.m. or the close of the NYSE on the following day the NYSE is open for trading.

         The value of the securities of the S&P 500 Index and Nasdaq-100 Index Funds are determined by one or more of the following methods:

         Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention available at the time a Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

         Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of a Fund's NAV may not take place at the same time the prices of certain foreign securities held by a Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices are determined and the close of normal trading on the NYSE on a day a Fund's NAV is calculated will not be reflected in the value of a Fund's foreign securities. However, the Manager and, if applicable, the Subadvisers will monitor for events that would materially affect the value of a Fund's foreign securities. The applicable Subadvisers have agreed to notify the Manager of significant events they identify that may materially affect the value of a Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of a Fund's foreign securities, then the Manager, under valuation procedures approved by the Board of Directors, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Board of Directors has approved the use of a fair value pricing service to provide fair value adjustments to assist the Manager with the fair value pricing of a Fund's foreign securities.

         Debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Directors. Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

         Investments in open-end investment companies are valued at their NAV at the end of each business day. Futures contracts are valued at the last quoted sales price.

         Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a Fund, are valued in good faith by the Manager at fair value using valuation procedures approved by the Fund's Board of Directors. Valuing these securities at fair value is intended to cause a Fund's NAV to be more reliable than it otherwise would be.


                      CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT

If any order to purchase shares is canceled due to nonpayment or if the Company does not receive good funds either by check or electronic funds transfer, USAA Shareholder Account Services (the Transfer Agent) will treat the cancellation as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, the Transfer Agent can redeem shares from any of your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA family of funds. A $25 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES

You may transfer Fund shares to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, you may complete and return an application to the Transfer Agent.

              ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of your investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in the Fund's portfolio and the Extended Market Portfolio. Requests for redemption that are subject to any special conditions or which specify an effective date other than as provided herein cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares, depending upon the price when redeemed.

         The Board of Directors may cause the redemption of an account with a balance of less than ten shares of the Funds provided (1) the value of the account has been reduced, for reasons other than market action, below the minimum initial investment in such Fund at the time of the establishment of the account, (2) the account has remained below the minimum level for six months, and (3) 60 days' prior written notice of the proposed redemption has been sent to you. Shares will be redeemed at the NAV on the date fixed for redemption by the Board of Directors. Prompt payment will be made by mail to your last known address.

         The Company reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Company normally utilizes is restricted, or an emergency exists as determined by the Securities and Exchange Commission (SEC) so that disposal of the Company's investments or determination of its NAV is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Company's shareholders.

         For the mutual  protection  of the investor and the Funds,  the Company may require a signature guarantee. If required, each signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual's commanding officer.

                                INVESTMENT PLANS

The Company makes available the following investment plans to shareholders of the Funds. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications.

AUTOMATIC PURCHASE OF SHARES

INVESTRONIC(R) - The regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.

DIRECT PURCHASE SERVICE - The periodic purchase of shares through electronic funds transfer from a nongovernmental employer, an income-producing investment, or an account with a participating financial institution.

DIRECT DEPOSIT PROGRAM - The monthly transfer of certain federal benefits to directly purchase shares of a USAA mutual fund. Eligible federal benefits include: Social Security, Supplemental Security Income, Veterans Compensation and Pension, Civil Service Retirement Annuity, and Civil Service Survivor Annuity.

GOVERNMENT ALLOTMENT - The transfer of military pay by the U.S. Government Finance Center for the purchase of USAA mutual fund shares.

AUTOMATIC PURCHASE PLAN - The periodic transfer of funds from a USAA fund to purchase shares in another USAA mutual fund. There is a minimum investment required for this program of $5,000 in the originating fund, with a monthly transaction minimum of $50.

BUY/SELL SERVICE - The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account. You may initiate a "buy" or "sell" whenever you choose.

DIRECTED DIVIDENDS - If you own shares in more than one of the Funds in the USAA family of funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

         Participation in these automatic purchase plans allows you to engage in dollar-cost averaging.

SYSTEMATIC WITHDRAWAL PLAN

If you own shares with a value of $5,000 or more in a single investment account (accounts in different Funds cannot be aggregated for this purpose), you may request that enough shares to produce a fixed amount of money be liquidated from the account monthly, quarterly, or annually. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at your bank or other financial institution. You may also elect to have checks made payable to an entity unaffiliated with United Services Automobile Association (USAA). You also may elect to have such withdrawals invested in another USAA Fund.

         This plan may be initiated by depositing shares worth at least $5,000 with the Transfer Agent and by completing a Systematic Withdrawal Plan application, which may be requested from the Manager. You may terminate participation in the plan at any time. You are not charged for withdrawals under the Systematic Withdrawal Plan. The Company will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. The Manager will bear any additional expenses of administering the plan.

         Withdrawals will be made by redeeming full and fractional shares on the date you select at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of your investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, you should not expect withdrawals to be offset by rising income or share value gains.

         Each redemption of shares may result in a gain or loss, which must be reported on your income tax return. Therefore, you should keep an accurate record of any gain or loss on each withdrawal.

TAX-DEFERRED RETIREMENT PLANS

Federal tax on current income will be deferred if you invest in Fund shares through certain types of retirement programs. For your convenience, the Manager offers 403(b)(7) accounts and various forms of individual retirement accounts
(IRAs). You may make investments in one or any combination of the Funds described in the prospectus of each Fund of USAA Mutual Fund, Inc. and USAA Investment Trust (not available in the Growth and Tax Strategy Fund and S&P 500 Index Fund Reward Shares).

         Retirement plan applications for the IRA and 403(b)(7) programs should be sent directly to USAA Shareholder Account Services, P. O. Box 659453, San Antonio, TX 78265-9825. USAA Federal Savings Bank serves as Custodian for these tax-deferred retirement accounts under the programs made available by the Manager. Applications for these retirement accounts received by the Manager will be forwarded to the Custodian for acceptance.

         An administrative fee of $20 is deducted from the money sent to you after closing an account. Exceptions to the fee are: partial distributions, total transfer within USAA, and distributions due to disability or death. This charge is subject to change as provided in the various agreements. There may be additional charges, as mutually agreed upon between you and the Custodian, for further services requested of the Custodian.

         Each employer or individual establishing a tax-deferred retirement accounts is advised to consult with a tax adviser before establishing the accounts. You may obtain detailed information about the accounts from the Manager.

                               INVESTMENT POLICIES

The investment objectives of the Funds are described in each Fund's prospectus. There can, of course, be no assurance that each Fund will achieve its investment objective. Each Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund's shareholders. If there is a change in a Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of the Extended Market Portfolio is also not a fundamental policy.

S&P 500 INDEX FUND AND NASDAQ-100 INDEX FUND

The following is provided as additional information with respect to the S&P 500 Index Fund and the Nasdaq-100 Index Fund.

         EQUITY SECURITIES. The Funds may invest in equity securities listed on any domestic or foreign securities exchange or traded in the over-the-counter market as well as certain restricted or unlisted securities. As used herein, "equity securities" are defined as common stock, preferred stock, trust or limited partnership interests, rights and warrants to subscribe to or purchase such securities, sponsored or unsponsored ADRs, EDRs, GDRs, and convertible securities, consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Common stocks, the most familiar type, represent an equity (ownership) inter-est in a corporation. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.

         SHORT-TERM INSTRUMENTS. When a Fund experiences large cash inflows through the sale of securities and desirable equity securities, that are consistent with the Fund's investment objective, which are unavailable in sufficient quantities or at attractive prices, the Fund may hold short-term investments (or shares of money market mutual funds) for a limited time pending availability of such equity securities. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated AA or higher by (S&P) or Aa or higher by Moody's Investors Service (Moody's) or, if unrated, of comparable quality in the opinion of Northern Trust Investments , N.A. (NTI); (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and banker's acceptances; and (v) repurchase agreements. At the time the Fund invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's, or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime1 by Moody's. If no such ratings are available, the instrument must be of comparable quality in the opinion of NTI.

         CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

         COMMERCIAL PAPER. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

         ILLIQUID SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the 1933
Act), securities that are otherwise not readily marketable, and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         A large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities, and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

         The Securities and Exchange Commission (the SEC) has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. NTI anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance, and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

         Rule 144A Securities are securities in the United States that are not registered for sale under federal securities laws but which can be resold to institutions under SEC Rule 144A. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the 15% limit on illiquid securities. Under the supervision of the Board of Directors, NTI determines the liquidity of restricted securities and, through reports from NTI, the Board will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of the Fund could be adversely affected.

         In reaching liquidity decisions, NTI will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security;
(2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and of the marketplace trades including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

         LIQUIDITY DETERMINATIONS. The Board of Directors has adopted guidelines pursuant to which municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, certain restricted debt securities that are subject to put or demand features exercisable within seven days (Demand Feature Securities) and other securities (whether registered or not) that may be considered illiquid before or after purchase due to issuer bankruptcy, delisting, thin or no trading, SEC guidance, or similar factors (other securities) may be determined to be liquid for purposes of complying with SEC limitation applicable to the Fund's investments in illiquid securities. In determining the liquidity of municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, and other securities the Manager will, among other things, consider the following factors established by the Board of Directors: (1) the frequency of trades and quotes for the security, (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (3) the willingness of dealers to undertake to make a market in the security, and
(4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer. Additional factors considered by the Manager in determining the liquidity of a municipal lease obligation are: (1) whether the lease obligation is of a size that will be attractive to institutional investors, (2) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor, and (3) such other factors as the Manager may determine to be relevant to such determination. In determining the liquidity of Demand Feature Securities, the Manager will evaluate the credit quality of the party (the Put Provider) issuing (or guaranteeing performance on) the put or demand feature of the Demand Feature Securities. In evaluating the credit quality of the Put Provider, the Manager will consider all factors that it deems indicative of the capacity of the Put Provider to meet its obligations under the Demand Feature Securities based upon a review of the Put Provider's outstanding debt and financial statements and general economic conditions.

         WHEN-ISSUED OR DELAYED-DELIVERY SECURITIES. The Funds may purchase securities on a when-issued or delayed-delivery basis. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to a Fund until settlement takes place. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement, a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Fund identifies, as part of a segregated account cash or liquid securities, an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of the Fund not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

         LENDING OF PORTFOLIO SECURITIES. The Funds may lend their securities in accordance with a lending policy that has been authorized by the Company's Board of Directors and implemented by the Manager. Securities may be loaned only to qualified broker-dealers or other institutional investors that have been determined to be creditworthy by the Manager. When borrowing securities from a Fund, the borrower will be required to maintain cash collateral with the Company equal at all times to at least 100% of the value of the borrowed securities. During the term of each loan, the Fund will be entitled to receive payments from the borrower equal to all interest and dividends paid on the securities during the term of the loan by the issuer of the securities. In addition, the Fund will invest the cash received as collateral in high-quality short-term instruments such as obligations of the U.S. government or of its agencies or instrumentalities or in repurchase agreements or shares of money market mutual funds, thereby earning additional income. Risks to a Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term instruments will be less than the amount of cash collateral required to be returned to the borrower.

         No loan of securities will be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of a Fund's total assets. A Fund may terminate a loan at any time.

         REPURCHASE AGREEMENTS. The Funds may invest in repurchase agreements which are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security. A Fund maintains custody of the underlying securities prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by the underlying securities. In these transactions, the securities purchased by a Fund will have a total value equal to or in excess of the amount of the repurchase obligation. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.

INDEX FUTURES CONTRACTS AND OPTIONS ON INDEX FUTURES CONTRACTS

         FUTURES CONTRACTS. Futures contracts are contracts to purchase or sell a fixed amount of an underlying instrument, commodity, or index at a fixed time and place in the future. U.S. futures contracts have been designed by exchanges that have been designated "contracts markets" by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchanges and clear through their clearing corporations. The Funds may enter into contracts for the purchase or sale for future delivery of their Index. Management of the Company has claimed an exclusion from the definition of "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act.

         At the same time a futures contract on the Index is entered into, the Fund must allocate cash or securities as a deposit payment (initial margin). Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value.

         Although futures contracts (other than those that settle in cash) by their terms call for the actual delivery or acquisition of the instrument underlying the contract, in most cases the contractual obligation is fulfilled by offset before the date of the contract without having to make or take delivery of the instrument underlying the contract. The offsetting of a contractual obligation is accomplished by entering into an opposite position in the identical futures contract on a commodities exchange on which the futures contract was entered into (or a linked exchange). Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the instrument underlying the contract. Since all transactions in the futures market are made, off-set, or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it purchases or sells futures contracts.

         The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on most participants entering into offsetting transactions rather than making or taking delivery. To the extent that many participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of securities price trends by NTI may still not result in a successful transaction.

         In addition, futures contracts entail risks. Although NTI believes that use of such contracts will benefit the Fund, these investments in futures may cause the Fund to realize gains and losses for tax purposes that would not otherwise be realized if the Fund were to invest directly in the underlying securities. As a result, this investment technique may accelerate the timing of receipt of taxable distributions.

         OPTIONS ON INDEX FUTURES CONTRACTS. The Funds may purchase and write options on futures contracts with respect to their Indices. The purchase of a call option on an index futures contract is similar in some respects to the purchase of a call option on such an index. For example, when a Fund is not fully invested it may purchase a call option on an index futures contract to hedge against a market advance.

         The writing of a call option on a futures contract with respect to an Index may constitute a partial hedge against declining prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium that provides a partial hedge against any decline which may have occurred in the Fund's holdings. The writing of a put option on an index futures contract may constitute a partial hedge against increasing prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities that the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

         The purchase of a put option on a futures contract with respect to an Index is similar in some respects to the purchase of protective put options on the Index. For example, a Fund may purchase a put option on an index futures contract to hedge against the risk lowering securities values.

         The amount of risk a Fund assumes when it purchases an option on a futures contract with respect to an Index is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of such an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

         OPTIONS ON SECURITIES INDEXES. Each Fund may write (sell) covered call and put options to a limited extent on its Index ("covered options") in an attempt to increase income. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. The Fund may forgo the benefits of appreciation on the Index or may pay more than the market price of the Index pursuant to call and put options written by the Fund.

         By writing a covered call option, the Fund forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the Index above the exercise price. By writing a covered put option, the Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the Index below the exercise price.

         Each Fund may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written.

         When a Fund writes an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Fund.

         Each Fund may purchase call and put options on its Index. A Fund would normally purchase a call option in anticipation of an increase in the market value of the Index. The purchase of a call option would entitle the Fund, in exchange for the premium paid, to purchase the underlying securities at a specified price during the option period. The Fund would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

         A Fund would normally purchase put options in anticipation of a decline in the market value of its Index (protective puts). The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell, the underlying securities at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Index. The Fund would ordinarily recognize a gain if the value of the Index decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the Index remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the Index.

         Each Fund has adopted certain other nonfundamental policies concerning index option transactions which are discussed below. Each Fund's activities in index options may also be restricted by the requirements of the Code, for qualification as a regulated investment company.

         The hours of trading for options on an Index may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

         Because options on securities indices require settlement in cash, NTI may be forced to liquidate portfolio securities to meet settlement obligations.

         ASSET COVERAGE. To assure that each Fund's use of futures and related options, as well as when-issued and delayed-delivery securities, are not used to achieve investment leverage, the Fund will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities or by segregating with the Fund's Custodian or futures commission merchant cash or liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts.

         SECURITY SUBSTITUTION. At times when a corporate action involving a constituent is pending, an arbitrage opportunity may exist. For example, if a constituent is acquiring another company (which may or may not be an index constituent) for stock, the target company may be trading at a discount to the acquiring company, given the conditions of the deal and the market. In this case, value may be added to a Fund by purchasing the target company stock in anticipation of the acquisition and corresponding exchange of the target company stock for the acquiring company stock. The Fund would effectively increase in weighting of the acquiring company in line with the hold-ing's increased weighting in the index at a price lower than that of the acquiring company's stock.

         FLOATING- AND VARIABLE-RATE OBLIGATIONS. Each Fund may purchase debt instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

         OTHER INVESTMENT COMPANY SECURITIES. Each Fund may invest in securities issued by other non-money market investment companies (including exchange-traded funds) that invest in the types of securities in which the Fund itself is permitted to invest. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears in connection with its own operations. A Fund may invest in securities issued by other investment companies subject to statutory limitations prescribed by the 1940 Act.

         LETTERS OF CREDIT. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper, and other short-term obligations) that the Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association, or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations, and insurance companies which, in the opinion of the investment advisor are of comparable quality to issuers of other permitted investments of a Fund, may be used for letter of credit-backed investments.

         OBLIGATIONS OF FOREIGN GOVERNMENTS, BANKS, AND CORPORATIONS. Each Fund may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by its investment adviser to be of comparable quality to the other obligations in which the Fund may invest. To the extent that such investments are consistent with its investment objective, each Fund may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank, and the InterAmerican Development Bank. The percentage of the Fund's assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made, and the interest rate climate of such countries. The Fund may also invest a portion of its total assets in high-quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.

         U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in various types of U.S. government obligations. U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government and supported by the full faith and credit of the U.S. Treasury. U.S. government obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises. Some obligations of such agencies or instrumentalities of the U.S. government are supported by the full faith and credit of the United States or U.S. Treasury guarantees. Other obligations of such agencies or instrumentalities of the U.S. government are supported by the right of the issuer or guarantor to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality or only by the credit of the agency or instrumentality issuing the obligation.

         In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

         WARRANTS. To the extent that such investments are consistent with its investment objective, each Fund may invest up to 5% of its net assets in warrants. Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. Each Fund may only purchase warrants on securities in which the Fund may invest directly.

         SECURITIES RELATED BUSINESSES. The 1940 Act limits the ability of the Funds to invest in securities issued by companies deriving more than 15% of their gross revenues from securities related activities (financial companies).

EXTENDED MARKET INDEX FUND

The Extended Market Index Fund seeks to achieve its investment objective by investing all of its investable assets in the Extended Market Portfolio. The Company may withdraw the Fund's investment from the Extended Market Portfolio at any time if the Board of Directors of the Company determines that it is in the best interest of the Fund to do so.

         Since the investment characteristics of the Extended Market Index Fund will correspond directly to those of the Extended Market Portfolio, the following is a discussion of the various investments of and techniques employed by the Extended Market Portfolio.

         EQUITY SECURITIES. The Extended Market Portfolio may invest in equity securities listed on any domestic securities exchange or traded in the over-the-counter market as well as certain restricted or unlisted securities. As used herein, "equity securities" are defined as common stock, preferred stock, trust or limited partnership interests, rights and warrants to subscribe to or purchase such securities, and convertible securities, consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.

         SHORT-TERM INSTRUMENTS. When the Extended Market Portfolio experiences large cash inflows through the sale of securities and desirable equity securities that are consistent with the Extended Market Portfolio's investment objective are unavailable in sufficient quantities or at attractive prices, the Extended Market Portfolio may hold short-term investments (or shares of money market mutual funds) for a limited time pending availability of such equity securities. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated AA or higher by (S&P) or Aa or higher by Moody's Investors Service (Moody's), or, if unrated, of comparable quality in the opinion of the Extended Market Portfolio's adviser, MLQA; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and banker's acceptances; and (v) repurchase agreements. At the time the Extended Market Portfolio invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's, or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's. If no such ratings are available, the instrument must be of comparable quality in the opinion of MLQA.

         CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

         COMMERCIAL PAPER. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

         BORROWING AND LEVERAGE. The Extended Market Portfolio may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed) and may borrow up to an additional 5% of its total assets for temporary purposes. The Extended Market Portfolio may obtain such short term credit as may be necessary for the clearance of purchase and sale of portfolio securities and may purchase securities on margin to the extent permitted by applicable law. The Extended Market Portfolio will not purchase securities while its borrowings exceed 5% of its assets. The use of leverage by the Extended Market Portfolio creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of the Extended Market Portfolio' shares and in the yield on the Extended Market Portfolio' portfolio. Although the principal of such borrowings will be fixed, the Extended Market Portfolio' assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Extended Market Portfolio which can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest the Extended
Market  Portfolio  will  have  to pay on the  borrowings,  the  Extended  Market
Portfolio' return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to the Extended Market Portfolio will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, the Investment Adviser in its best judgment nevertheless may determine to maintain the Extended Market Portfolio' leveraged position if it expects that the benefits to the Extended Market Portfolio' shareholders of maintaining the leveraged position will outweigh the current reduced return.

         Certain types of borrowings by the Extended Market Portfolio may result in the Extended Market Portfolio being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede the Investment Adviser from managing the Extended Market Portfolio' portfolio in accordance with the Extended Market Portfolio' investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require the Extended Market Portfolio to dispose of portfolio investments at a time when it may be disadvantageous to do so.

         144A SECURITIES. The Extended Market Portfolio may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act. The Board of Trustees has determined to treat as liquid Rule 144A securities that are either freely tradable in their primary markets offshore or have been determined to be liquid in accordance with the policies and procedures adopted by the Board of Trustees. The Board of Trustees has adopted guidelines and delegated to the Investment Adviser the daily function of determining and monitoring liquidity of restricted securities. The Board of Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will continue to develop, the Board of Trustees will carefully monitor the Extended Market Portfolio' investments in these securities. This investment practice could have the effect of increasing the level of illiquidity in the Extended Market Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.

         INVESTMENT IN OTHER INVESTMENT COMPANIES. The Extended Market Portfolio may invest in other investment companies, including exchange traded funds. In accordance with the Investment Company Act, the Extended Market Portfolio may invest up to 10% of its total assets in securities of other investment companies. In addition, under the Investment Company Act the Extended Market Portfolio may not own more than 3% of the total outstanding voting stock of any investment company and not more than 5% of the value of the Extended Market Portfolio's total assets may be invested in securities of any investment company. The Extended Market Portfolio has received an exemptive order from the Commission permitting it to invest in affiliated registered money market funds and in an affiliated private investment company without regard to such limitations, provided however, that in all cases the Extended Market Portfolio's aggregate investment of cash in shares of such investment companies shall not exceed 25% of the Extended Market Portfolio's total assets at any time. As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Extended Market Portfolio acquires shares in investment companies, shareholders would bear both their proportionate share of expenses in the Extended Market Portfolio (including management and advisory fees) and, indirectly, the expenses of such investment companies (including management and advisory fees). Investments by the Extended Market Portfolio in wholly owned investment entities created under the laws of certain countries will not be deemed an investment in other investment companies.

         SWAP AGREEMENTS. The Extended Market Portfolio are authorized to enter into equity swap agreements, which are OTC contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities or equity index. Swap agreements may be used to obtain exposure to an equity or market without owning or taking physical custody of securities in circumstances in which direct investment is restricted by local law or is otherwise impractical.

         The Extended Market Portfolio will enter into an equity swap transaction only if, immediately following the time the Extended Market Portfolio enters into the transaction, the aggregate notional principal amount of equity swap transactions to which the Extended Market Portfolio is a party would not exceed 5% of the Extended Market Portfolio' net assets. Swap agreements entail the risk that a party will default on its payment obligations to the Extended Market Portfolio thereunder. The Extended Market Portfolio will seek to lessen the risk to some extent by entering into a transaction only if the counterparty meets the current credit requirement for OTC option counter-parties. Swap agreements also bear the risk that the Extended Market Portfolio will not be able to meet its obligations to the counterparty. The Extended Market Portfolio, however, will deposit in a segregated account with its custodian, liquid securities or cash or cash equivalents or other assets permitted to be so segregated by the Commission in an amount equal to or greater than the market value of the liabilities under the swap agreement or the amount it would cost the Extended Market Portfolio initially to make an equivalent direct investment, plus or minus any amount the Extended Market Portfolio is obligated to pay or is to receive under the swap agreement.

         ILLIQUID SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the 1933
Act), securities that are otherwise not readily marketable, and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         A large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities, and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

         The SEC has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers.

         Rule 144A Securities are securities in the United States that are not registered for sale under federal securities laws but which can be resold to institutions under SEC Rule 144A. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the 15% limit on illiquid securities. Under the supervision of the Board of Trustees of the Extended Market Portfolio, MLQA determines the liquidity of restricted securities and, through reports from MLQA, the Board will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of the Extended Market Portfolio could be adversely affected.

         In reaching liquidity decisions, MLQA will consider factors that may include, among other things: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers wishing to purchase or sell the security; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and of the marketplace trades (E.G., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer).

         LIQUIDITY DETERMINATIONS. The Board of Directors has adopted guidelines pursuant to which municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, certain restricted debt securities that are subject to put or demand features exercisable within seven days (Demand Feature Securities) and other securities (whether registered or not) that may be considered illiquid before or after purchase due to issuer bankruptcy, delisting, thin or no trading, SEC guidance, or similar factors (other securities) may be determined to be liquid for purposes of complying with SEC limitation applicable to the Fund's investments in illiquid securities. In determining the liquidity of municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, and other securities the Manager will, among other things, consider the following factors established by the Board of Directors: (1) the frequency of trades and quotes for the security, (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (3) the willingness of dealers to undertake to make a market in the security, and
(4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer. Additional factors considered by the Manager in determining the liquidity of a municipal lease obligation are: (1) whether the lease obligation is of a size that will be attractive to institutional investors, (2) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor, and (3) such other factors as the Manager may determine to be relevant to such determination. In determining the liquidity of Demand Feature Securities, the Manager will evaluate the credit quality of the party (the Put Provider) issuing (or guaranteeing performance on) the put or demand feature of the Demand Feature Securities. In evaluating the credit quality of the Put Provider, the Manager will consider all factors that it deems indicative of the capacity of the Put Provider to meet its obligations under the Demand Feature Securities based upon a review of the Put Provider's outstanding debt and financial statements and general economic conditions.

         WHEN-ISSUED OR DELAYED-DELIVERY SECURITIES. The Extended Market Portfolio may purchase securities on a when-issued or delayed-delivery basis. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to the Extended Market Portfolio until settlement takes place. At the time the Extended Market
Portfolio makes the commitment to purchase securities on a when-issued or delayed-delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement, a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Extended Market Portfolio identifies, as part of a segregated account cash or liquid securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Extended Market Portfolio will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Extended Market Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of the Extended Market Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Extended Market Portfolio's total assets, less liabilities other than the obligations created by when-issued commitments.

         LENDING OF PORTFOLIO SECURITIES. The Extended Market Portfolio may lend securities with a value not exceeding 33 1/3% of the total value of its portfolio securities to banks, brokers, and other financial organizations. In return, the Extended Market Portfolio receives collateral in cash or securities issued or guaranteed by the U.S. government, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. During the period of such a loan, the Extended Market Portfolio typically receives the income on both the loaned securities and the collateral and thereby increases its yield. In certain circumstances, the Extended Market Portfolio may receive a flat fee for its loans. The Extended Market Portfolio may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Extended Market Portfolio could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent the value of the collateral falls below the market value of the borrowed securities. Cash collateral may be invested in a money market fund managed by MLQA (or its affiliates) and MLQA may serve as the Extended Market Portfolio's lending agent and may share in revenue received from securities lending transactions as compensation for this service.

         REPURCHASE AGREEMENTS. In a repurchase agreement, the Extended Market Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price at a future date. In the event of the bankruptcy of the other party to a repurchase agreement, the Extended Market Portfolio could experience delays in recovering either its cash or selling securities subject to the repurchase agreement. To the extent that, in the meantime, the value of the securities repurchased had decreased or the value of the securities had increased, the Extended Market Portfolio could experience a loss. In all cases, MLQA must find the creditworthiness of the other party to the transaction satisfactory. The Extended Market Index Portfolio may not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days together with all other illiquid securities.

INDEX FUTURES CONTRACTS AND OPTIONS ON INDEX FUTURES CONTRACTS

         FUTURES CONTRACTS. Futures contracts are contracts to purchase or sell a fixed amount of an underlying instrument, commodity, or index at a fixed time and place in the future. U.S. futures contracts have been designed by exchanges that have been designated "contracts markets" by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchanges and clear through their clearing corporations. The Extended Market Portfolio may enter into contracts for the purchase or sale for future delivery of the Index. Management of the Extended Market Portfolio has claimed an exclusion from the definition of "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act.

         At the same time a futures contract on the Index is entered into, the Extended Market Portfolio must allocate cash or securities as a deposit payment (initial margin). Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Extended Market Portfolio would provide or receive cash that reflects any decline or increase in the contract's value.

         Although futures contracts (other than those that settle in cash) by their terms call for the actual delivery or acquisition of the instrument underlying the contract, in most cases the contractual obligation is fulfilled by offset before the date of the contract without having to make or take delivery of the instrument underlying the contract. The offsetting of a contractual obligation is accomplished by entering into an opposite position in the identical futures contract on a commodities exchange on which the futures contract was entered into (or a linked exchange). Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the instrument underlying the contract. Since all transactions in the futures market are made, offset, or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Extended Market Portfolio will incur brokerage fees when it purchases or sells futures contracts.

         The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on most participant entering into offsetting transactions rather than making or taking delivery. To the extent that many participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of securities price trends by MLQA may still not result in a successful transaction.

         In addition, futures contracts entail risks. Although MLQA believes that use of such contracts will benefit the Extended Market Portfolio, these investments in futures may cause the Extended Market Portfolio to realize gains and losses for tax purposes that would not otherwise be realized if the Extended Market Portfolio were to invest directly in the underlying securities. As a result, this investment technique may accelerate the timing of receipt of taxable distributions.

         OPTIONS ON INDEX FUTURES CONTRACTS. The Extended Market Portfolio may purchase and write options on futures contracts with respect to the Index. The purchase of a call option on an index futures contract is similar in some respects to the purchase of a call option on such an index. For example, when the Extended Market Portfolio is not fully invested it may purchase a call option on an index futures contract to hedge against a market advance.

         The writing of a call option on a futures contract with respect to the Index may constitute a partial hedge against declining prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Extended Market Portfolio will retain the full amount of the option premium that provides a partial hedge against any decline which may have occurred in the Extended Market Portfolio's holdings. The writing of a put option on an index futures contract may constitute a partial hedge against increasing prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Extended Market Portfolio will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities that the Extended Market Portfolio intends to purchase. If a put or call option the Extended Market Portfolio has written is exercised, the Extended Market Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Extended Market Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

         The purchase of a put option on a futures contract, with respect to the Index, is similar in some respects to the purchase of protective put options on the Index. For example, the Extended Market Portfolio may purchase a put option on an index futures contract to hedge against the risk of lowering securities values.

         The amount of risk the Extended Market Portfolio assumes when it purchases an option on a futures contract with respect to the Index is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of such an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

         OPTIONS ON SECURITIES INDEXES.  The Extended Market Portfolio may write
(sell) covered call and put options to a limited extent on the Index ("covered options") in an attempt to increase income. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. The Extended Market Portfolio may forgo the benefits of appreciation on the Index or may pay more than the market price of the Index pursuant to call and put options written by the Extended Market Portfolio.

         By writing a covered call option, the Extended Market Portfolio forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the Index above the exercise price. By writing a covered put option, the Extended Market Portfolio, in exchange for the net premium received, accepts the risk of a decline in the market value of the Index below the exercise price.

         The Extended Market Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written.

         When the Extended Market Portfolio writes an option, an amount equal to the net premium received by the Extended Market Portfolio is included in the liability section of the Extended Market Portfolio's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Extended Market Portfolio enters into a closing purchase transaction, the Extended Market Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Extended Market Portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Extended Market Portfolio.

         The Extended Market Portfolio may purchase call and put options on the Index. The Extended Market Portfolio would normally purchase a call option in anticipation of an increase in the market value of the Index. The purchase of a call option would entitle the Extended Market Portfolio, in exchange for the premium paid, to purchase the underlying securities at a specified price during the option period. The Extended Market Portfolio would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

         The Extended Market Portfolio would normally purchase put options in anticipation of a decline in the market value of the Index (protective puts). The purchase of a put option would entitle the Extended Market Portfolio, in exchange for the premium paid, to sell, the underlying securities at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Index. The Extended Market Portfolio would ordinarily recognize a gain if the value of the Index decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the Index remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the Index.

         The Extended Market Portfolio has adopted certain other nonfundamental policies concerning index option transactions which are discussed herein. The Extended Market Portfolio's activities in index options may also be restricted by the requirements of the Code, for qualification as a regulated investment company.

         The hours of trading for options on the Index may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

         Because options on securities indices require settlement in cash, MLQA may be forced to liquidate portfolio securities to meet settlement obligations.

         ASSET COVERAGE. To assure that the Extended Market Portfolio's use of futures and related options, as well as when-issued and delayed-delivery securities, are not used to achieve investment leverage, the Extended Market Portfolio will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities or by segregating with the Extended Market Portfolio's Custodian or futures commission merchant liquid securities in an amount at all times equal to or exceeding the Extended Market Portfolio's commitment with respect to these instruments or contracts.

                             INVESTMENT RESTRICTIONS

Certain investment restrictions of the Funds and Portfolio have been adopted as fundamental policies of the Funds or Portfolio, as the case may be. A fundamental policy may not be changed without the approval of a majority of the outstanding voting securities of the Funds or Portfolio, as the case may be. Majority of the outstanding voting securities under the 1940 Act, and as used in this SAI and the prospectus, means, the lesser of (1) 67% or more of the outstanding voting securities of the Funds or Portfolio, as the case may be, present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Funds or Portfolio, as the case may be, are present or represented by proxy or (2) more than 50% of the outstanding voting securities of the Funds or Portfolio, as the case may be.

S&P 500 INDEX FUND

As a matter of fundamental policy, the S&P 500 Index Fund may not:

         (1) with respect to 75% of its total assets, purchase the securities of any issuer (except U.S. government securities, as such term is defined in the 1940 Act) if, as a result, it would own more than 10% of the outstanding voting securities of such issuer or it would have more than 5% of the value of its total assets invested in the securities of such issuer;

         (2) borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

         (3) invest 25% or more of the value of its total assets in any one industry; provided, this limitation does not apply to securities issued or guaranteed by the U.S. government or its corporate instrumentalities;

         (4) issue senior securities, except as permitted under the 1940 Act;

         (5) underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities;

         (6) lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements;

         (7) purchase or sell commodities, except that the Fund may invest in financial futures contracts, options thereon, and similar instruments; and

         (8) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except that the Fund may invest in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

ADDITIONAL RESTRICTION

The following restriction is not considered to be a fundamental policy of the Fund. The Board of Directors may change this additional restriction without notice to or approval by the shareholders.

         The Fund may not purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

         The Fund has a policy regarding how 80% of its assets will be invested. Such policy may be changed upon 60 days' written notice to the Fund's shareholders.

NASDAQ-100 INDEX FUND

As a matter of fundamental policy, the Nasdaq-100 Index Fund may not:

         (1) borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

         (2) concentrate its investments (I.E. hold 25% or more of its total assets in the stocks of a particular industry or group of related industries), provided, however, that (i) this limitation does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (or repurchase agreements thereto); and provided further that (ii) the Fund will concentrate to approximately the same extent that its underlying index concentrates in the stocks of such particular industry or group of industries;

         (3) issue senior securities, except as permitted under the 1940 Act;

         (4) underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities;

         (5) lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements;

         (6) purchase or sell commodities, except that the Fund may invest in financial futures contracts, options thereon, and similar instruments; and

         (7) purchase or sell real estate, except that the Fund may invest in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

ADDITIONAL RESTRICTION

The following restriction is not considered to be a fundamental policy of the Fund. The Board of Directors may change this additional restriction without notice to or approval by the shareholders.

         The Fund may not purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

         The Fund has a policy regarding how 80% of its assets will be invested. Such policy may be changed upon 60 days' written notice to the Fund's shareholders.

EXTENDED MARKET INDEX FUND

With respect to the Extended Market Index Fund, whenever the Company is requested to vote on a matter for the Extended Market Portfolio, the Company will either seek instructions from the Fund's shareholders and will vote as instructed by the Fund's shareholders or the Company will vote the shares of the Extended Market Portfolio held by it in the same proportion as the vote of all other shareholders of the Extended Market Portfolio. When the Company seeks the vote of Fund shareholders on a matter for the Extended Market Portfolio, the Company will vote shares representing Fund shareholders not voting in the same proportion as the Fund shareholders who do, in fact, vote.

         As a matter of fundamental policy, the Extended Market Index Fund may not (except that no investment restriction of the Fund shall prevent the Fund from investing all of its investable assets in an open-end investment company with substantially the same investment objective):

         (1) borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

         (2) concentrate its investments (I.E. hold 25% or more of its total assets in the stocks of a particular industry or group of related industries), provided, however, that (i) this limitation does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (or repurchase agreements thereto); and provided further that (ii) the Fund will concentrate to approximately the same extent that its underlying index concentrates in the stocks of such particular industry or group of industries;

         (3) issue senior securities, except as permitted under the 1940 Act;

         (4) underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities;

         (5) lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements;

         (6) purchase or sell commodities, except that the Fund may invest in financial futures contracts, options thereon, and similar instruments; and

         (7) purchase or sell real estate, except that the Fund may invest in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

         The Fund is classified as a diversified fund under the 1940 Act and is subject to the diversification requirements of the 1940 Act. In addition, the Fund is required to comply with certain requirements under the Internal

Revenue Code of 1986, as amended (the Code). To ensure that the Fund satisfies these requirements, the Declaration of Trust requires that the Extended Market Portfolio be managed in compliance with the Code requirements as though such requirements were applicable to the Extended Market Portfolio. These requirements include limiting its investments so that at the close of each quarter of the taxable year (i) not more than 25% of the market value of the Fund's total assets are invested in the securities of a single issuer, or any two or more issuers which are controlled by the Fund and engaged in the same, similar, or related businesses, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets are invested in securities of a single issuer, and the Fund does not own more than 10% of the outstanding voting securities of a single issuer. The U.S. government, its agencies and instrumentalities are not included within the definition of "issuer" for purposes of the diversification requirements of the Code. These requirements will be satisfied at the Extended Market Portfolio level and not at the level of the Fund based upon a ruling received from the Internal Revenue Services (IRS), which entitles the Fund to "look through" the shares of the Extended Market Portfolio of the underlying investments of the Extended Market Portfolio for purposes of these diversification requirements.

         As a matter of fundamental policy, the Extended Market Portfolio may not:

         (1)  make  any  investment   inconsistent   with  the  Extended  Market
Portfolio's classification as a diversified company under the Investment Company Act;

         (2) invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S.
government and its agencies and instrumentalities); provided, that in replicating the weighting of a particular industry in its target index; the Extended Market Portfolio may invest more than 25% of its total assets in securities of issuers in that industry when the assets of companies included in the target index that are in the industry represent more than 25% of the total assets of all companies included in the index;

         (3)  make  investments  for  the  purpose  of  exercising   control  or
management;

         (4) purchase or sell real estate, except that, to the extent permitted by law, the Extended Market Portfolio may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

         (5) make loans to other persons, except (i) that the acquisition of bonds, debentures, or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, banker's acceptances, repurchase agreements, or any similar instruments shall not be deemed to be the making of a loan, (ii) that the Extended Market Portfolio may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Trust's Registration Statement, as it may be amended from time to time; and (iii) as may otherwise be permitted by an exemptive order issued to the Extended Market Portfolio by the Securities and Exchange Commission;

         (6) issue senior securities to the extent such issuance would violate applicable law;

         (7) borrow money, except that (i) the Extended Market Portfolio may borrow in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Extended Market Portfolio may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Extended Market Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) the Extended Market Portfolio may purchase securities on margin to the extent permitted by applicable law. The Extended Market Portfolio may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Extended Market Portfolio's investment policies as set forth in its Registration Statement, as it may be amended from time to time, in connection with hedging transactions, short sales, when issued and forward commitment transactions and similar investment strategies;

         (8) underwrite securities of other issuers, except insofar as the Extended Market Portfolio technically may be deemed an underwriter under the Securities Act in selling portfolio securities;

         (9) purchase or sell commodities or contracts on commodities, except to the extent that the Extended Market Portfolio may do so in accordance with applicable law and the Trust's Registration Statement, as it may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

ADDITIONAL RESTRICTIONS

In addition, the Trust has adopted nonfundamental restrictions that may be changed by the Board of Trustees without shareholder approval. Like the fundamental restrictions, none of the nonfundamental restrictions, including but not limited to restrictions (a) below, shall prevent the Fund from investing all of its assets in shares of another registered investment company with the same investment objective (in a master/feeder structure). Under the non-fundamental restrictions, the Fund may not:

         (a) Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the "fund of funds" provisions) of the 1940 Act, at any time the Fund's shares are owned by another investment company that is part of the same group of investment companies as the Fund.

         (b) Make short sales of securities or maintain a short position, except to the extent permitted by applicable law and otherwise permitted by the Fund's Registration Statement.

         (c) Invest in securities that cannot be readily resold because of legal or contractual restrictions or that cannot otherwise be marketed, redeemed, or put to the issuer of a third party, if at the time of acquisition more than 15% of its net assets would be invested in such securities. This restriction shall not apply to securities that mature within seven days or securities that the Board of Trustees have otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the Securities Act (which are restricted securities that can be resold to qualified institutional buyers, but not to the general public) and determined to be liquid by the Board of Trustees are not subject to the limitations set forth in this investment restriction.

         (d) Make any additional investments if the amount of its borrowings exceeds 5% of its total assets. Borrowings do not include the use of investment techniques that may be deemed to create leverage, including, but not limited to, such techniques as dollar rolls, when-issued securities, options, and futures.

         (e) Change its policy of investing, under normal circumstances, at least 80% of its net assets in securities or other financial instruments in, or correlated with, its target index without providing shareholders with at least 60 days' prior written notice of such change.

         If a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

         For purposes of investment restriction (2), the Trust uses the classifications and sub-classifications of Morgan Stanley Capital International as a guide to identify industries.

         The securities held in the Extended Market Portfolio generally may not be purchased from, sold, or loaned to the Manager or its affiliates or any of their directors, officers, or employees, acting as principal, unless pursuant to a rule or exemptive order under the 1940 Act.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS


S&P 500 INDEX FUND AND NASDAQ-100 INDEX FUND

With respect to the S&P 500 Index Fund and the Nasdaq-100 Index Fund, NTI is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for the Funds, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, NTI or its subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of the Funds are frequently placed by NTI with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Funds. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

         NTI seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for the Funds taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Funds to reported commissions paid by others. NTI reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

         NTI is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for the Funds with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

         Higher commissions may be paid to firms that provide research services to the extent permitted by law. NTI may use this research information in managing the Funds' assets, as well as the assets of other clients.

         Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

         Although certain research, market and statistical information from brokers and dealers can be useful to the Funds and to NTI, it is the opinion of the management of the Funds that such information is only supplementary to NTI's own research effort, since the information must still be analyzed, weighed and reviewed by NTI's staff. Such information may be useful to NTI in providing services to clients other than the Funds, and not all such information is used by NTI in connection with the S&P 500 Index and Nasdaq-100 Index Funds. Conversely, such information provided to NTI by brokers and dealers through whom other clients of NTI effect securities transactions may be useful to NTI in providing services to the S&P 500 Index and Nasdaq-100 Index Funds.

         In certain instances there may be securities that are suitable for the S&P 500 Index and Nasdaq-100 Index Funds as well as for one or more of NTI's other clients. Investment decisions for the Funds and for NTI's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, it is believed that the ability of the Funds to participate in volume transactions will produce better executions for the Funds.

         For the fiscal years ended December 31, 2004, 2003, and 2002, the S&P 500 Index Fund paid brokerage commissions in the amount of $192,673, $203,111, and $352,902, respectively, and paid no affiliated brokerage commissions.

         For the years ended December 31, 2004, 2003, and 2002 the Nasdaq-100 Index Fund paid brokerage commissions in the amounts of $14,903, $25,155, and $14,957, respectively. The Fund paid no affiliated brokerage commissions.

EXTENDED MARKET INDEX FUND

With respect to the Extended Market Index Fund, MLQA is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for the Extended Market Portfolio, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, to MLQA or its subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of the Extended Market Portfolio are frequently placed by MLQA with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Extended Market Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

         MLQA seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for the Extended Market Portfolio taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Extended Market Portfolio to reported commissions paid by others. MLQA reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

         For the years ended December 31, 2004, 2003, and 2002, the Extended Market Portfolio paid brokerage commissions in the amount of $_______, $60,748, and $26,712. For the years ended December 31, 2004, 2003, and 2002, the Extended Market Portfolio paid $__________, $3,041, and $1,721, respectively, to Merrill Lynch as affiliated brokerage commissions.

PORTFOLIO TURNOVER RATES

The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year. Short-term investments such as commercial paper, short-term U.S. government securities, and variable rate demand notes (those securities with put date intervals of less than one year) are not considered when computing the turnover rate.

         For the years ended December 31, the Funds' portfolio turnover rates were as follows:

                         FUND                           2004          2003
                S&P 500 Index Fund                      3.02%         0.70%
                Extended Market Index Fund             22.90%        14.53%*
                Nasdaq-100 Index Fund                   8.94%         5.23%

       *  REPRESENTS THE PORTFOLIO TURNOVER RATE OF THE EXTENDED MARKET
          PORTFOLIO.
                              DESCRIPTION OF SHARES

Each Fund is a series of the Company and is diversified, except for the Nasdaq-100 Index Fund, which is nondiversified. The Company is an open-end management investment company incorporated under the laws of the state of Maryland on October 14, 1980. The Company is authorized to issue shares in separate series or Funds. There are seventeen mutual funds in the Company, three of which are described in this SAI. Under the Articles of Incorporation, the Board of Directors is authorized to create new Funds in addition to those already existing without shareholder approval. The S&P 500 Index Fund was established by the Board of Directors on February 9, 1996, and commenced public offering of its shares on May 2, 1996. The S&P 500 Index Fund offers two classes of shares, one identified as the Member Class and one identified as the Reward Class. The Reward Class was established by the Board of Directors on February 20, 2002, and commenced public offering of its shares on May 1, 2002. The Extended Market Index and Nasdaq-100 Index Funds were established by the Board of Directors on July 19, 2000, and commenced public offering of their shares on October 30, 2000.

         Each Fund's assets and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such Fund. They constitute the underlying assets of the Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. Any general expenses of the Company not readily identifiable as belonging to a particular Fund are allocated on the basis of the Funds' relative net assets during the fiscal year or in such other manner as the Directors determines to be fair and equitable. Each share of each Fund represents an equal proportionate interest in that Fund with every other share and is entitled to such dividends and distributions out of the net income and capital gains belonging to that Fund when declared by the Board of Directors. Upon liquidation of that Fund, shareholders are entitled to share pro rata in the net assets belonging to such Fund available for distribution.

         Under the provisions of the Bylaws of the Company, no annual meeting of shareholders is required. Thus, there will ordinarily be no shareholder meeting unless required by the 1940 Act. Under certain circumstances, however, shareholders may apply for shareholder information to obtain signatures to request a special shareholder meeting. The Company may fill vacancies on the Board or appoint new Directors if the result is that at least two-thirds of the Directors have still been elected by shareholders. Moreover, pursuant to the Bylaws of the Company, any Director may be removed by the affirmative vote of a majority of the outstanding Company shares; and holders of 10% or more of the outstanding shares of the Company can require Directors to call a meeting of shareholders for the purpose of voting on the removal of one or more Directors. The Company will assist in communicating to other shareholders about the meeting. On any matter submitted to the shareholders, the holder of each Fund share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative NAVs of the Funds' shares. However, on matters affecting an individual Fund, a separate vote of the shareholders of that Fund is required. For example, the Advisory Agreement must be approved separately by each Fund and only becomes effective with respect to a Fund when a majority of the outstanding voting securities of that Fund approves it. Shareholders of the Fund are not entitled to vote on any matter that does not affect that Fund but which requires a separate vote of another Fund.

         Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Company's Board of Directors, and the holders of less than 50% of the shares voting for the election of Directors will not be able to elect any person as a Director.

         Except as permitted by the SEC, whenever the Extended Market Index Fund is requested to vote on matters pertaining to the Extended Market Portfolio, the Fund will hold a meeting of its shareholders and will cast all of its votes in the same proportion as the votes of its shareholders. The shareholders who do not vote will have their votes cast by the Directors or officers of the Company in the same proportion as the Fund's shareholders who do, in fact, vote.

         The Extended Market Portfolio, in which all the Assets of the Extended Market Fund will be invested, is organized as a statutory trust under the laws of the state of Delaware. The Portfolio's Declaration of Trust provides that the Extended Market Index Fund and other entities investing in the Portfolio (E.G., other investment companies, insurance company separate accounts, and common and commingled trust funds) will each be liable for all obligations of the Extended Market Portfolio. However, the risk of the Extended Market Index Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Extended Market Portfolio itself was unable to meet its obligations. Accordingly, the Company's Directors believe that neither the Extended Market Index Fund nor you will be adversely affected by reason of the Fund's investing in the Extended Market Portfolio.

         Shareholders of a particular Fund might have the power to elect all of the Directors of the Company because that Fund has a majority of the total outstanding shares of the Company. When issued, each Fund's shares are fully paid and nonassessable, have no pre-emptive or subscription rights, and are fully transferable. There are no conversion rights.

                               TAX CONSIDERATIONS

TAXATION OF THE FUNDS

Each Fund intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the
Code). Accordingly, a Fund will not be liable for federal income tax on its net investment income and net capital gains (capital gains in excess of capital losses) that it distributes to its shareholders, provided that it distributes at least 90% of its net investment income and the excess of its net short-term capital gain over its net short-term capital loss for the taxable year (Distribution Requirement).

         To qualify for treatment as a regulated investment company, a Fund must, among other things, (1) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities and other income (including gains from options and futures) derived with respect to its business of investing in such stock, securities, or currencies (the 90% test) and (2) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

         The Code imposes a nondeductible 4% excise tax on a regulated investment company that fails to distribute during a calendar year an amount at least equal to the sum of (1) 98% of its ordinary income for the calendar year,
(2) 98% of its capital gain net income for the twelve-month period ending on October 31 of that year, and (3) any prior income and gains not distributed. Each Fund intends to continue to make distributions necessary to avoid imposition of the excise tax.

         The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for federal income tax purposes the amount, character, and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from options and futures contracts a Fund derives with respect to its business of investing in securities will be treated as qualifying income under the 90% test.

         A Fund may invest in certain futures and in "nonequity" options (I.E., certain listed options, such as those on a "broad-based" securities index) that will be subject to section 1256 of the Code (collectively section 1256 contracts). Any section 1256 contracts a Fund holds at the end of its taxable year generally must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (I.E., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain (the excess of net long-term capital gain over net short-term capital loss) a Fund recognizes, without in either case increasing the cash available to it.

         Code section 1092 (dealing with straddles) also may affect the taxation of certain options and futures contracts in which a Fund may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options and futures contracts are positions in personal property. Under that section, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale"rules applicable to straddles. If a Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of straddle transactions are not entirely clear.

         Certain Funds may invest in the stock of "passive foreign investment companies" (PFICs). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" it receives on the stock of a PFIC or of any gain on its disposition of that stock (collectively, PFIC income), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. It is anticipated that any taxes on a Fund with respect to investments in PFICs would be insignificant. Fund dividends attributable to PFIC income will not be eligible for the 15% maximum federal income tax rate on "qualified dividend income" earned by individuals (as described in each Fund's prospectus).

TAXATION OF THE SHAREHOLDERS

Distributions are generally included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November, or December and made payable to shareholders of record in such a month will be deemed to have been received on December 31 if the Fund pays the dividend during the following January.

         The Extended Market Portfolio is not subject to federal income taxation. Instead, the Extended Market Index Fund and other investors investing in the Extended Market Portfolio must take into account, in computing their federal income tax liability, their share of the Extended Market Portfolio's income, gain, loss, deduction, credit and tax preference items, without regard to whether they have received any cash distributions from the Extended Market Portfolio.

         Distributions the Extended Market Index Fund receives from the Extended Market Portfolio generally will not result in the Fund's recognizing any gain or loss for federal income tax purposes, except that: (1) gain will be recognized to the extent that any cash it receives exceeds its basis in its interest in the Extended Market Portfolio prior to the distribution; (2) income or gain may be realized if the distribution is made in liquidation of the Fund's entire interest in the Extended Market Portfolio and includes a disproportionate share of any unrealized receivables held by the Extended Market Portfolio; and (3) loss may be recognized if the distribution is made in liquidation of the Fund's entire interest in the Extended Market Portfolio and consists solely of cash and/or unrealized receivables. The Fund's basis in its interest in the Extended Market Portfolio generally will equal the amount of cash and the basis of any property that the Fund invests in the Extended Market Portfolio, increased by the Fund's share of income from the Extended Market Portfolio, and decreased by the amount of any cash distributions and the basis of any property distributed from the Extended Market Portfolio.

         Any gain or loss a shareholder realizes on the redemption or other disposition of shares of a Fund, or on receipt of a distribution in complete liquidation of the Fund, generally will be a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any such gain a non-corporate shareholder recognizes on a redemption or exchange of Fund shares that he or she has held for more than one year will qualify for the 15% maximum federal income tax rate mentioned in each Fund's prospectus. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss a shareholder realizes on a disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain the shareholder received with respect to such shares. Additionally, any account maintenance fee deducted from a shareholder's account will be treated as taxable income even though not received by the shareholder.

         If a Fund engages in securities lending, the borrower generally will be obligated to pay the Fund an amount equal to ("in lieu of") any dividend paid on the loaned securities during the loan term. Even if the dividend otherwise would be eligible for the 15% maximum federal income tax rate on "qualified dividend income" received by individuals (enacted under the Jobs and Growth Tax Relief Reconciliation Act of 2003), such "in lieu" payments, when distributed to the Fund's shareholders, will not be treated as "qualified dividend income" and instead will be taxed at the shareholders' marginal federal income tax rates.

                      DIRECTORS AND OFFICERS OF THE COMPANY

The Board of Directors consists of six Directors who supervise the business affairs of the Company. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Funds' service providers, including subadvisers, IMCO, and its affiliates.

         Set forth below are the Non-Interested Directors, the Interested Director, and officers, and each of their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held.

NON-INTERESTED DIRECTORS


====================================================================================================================================
NAME, ADDRESS*    POSITION(S)  TERM OF         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      NUMBER OF          OTHER
AND AGE           HELD WITH    OFFICE** AND                                                     PORTFOLIOS IN FUND DIRECTORSHIPS
                  FUND         LENGTH OF                                                        COMPLEX OVERSEEN   HELD BY DIRECTOR
                               TIME SERVED                                                      BY DIRECTOR
====================================================================================================================================
Barbara B.        Director     Director since  President, Postal Addvantage (7/92-present),     Four registered            None
Dreeben (59)                   January 1994    which is a postal mail list management service.  investment companies consisting of 38 funds

Robert L. Mason,  Director     Director since  Institute Analyst, Southwest Research Institute  Four registered            None
Ph.D. (58)                     January 1997    (3/02-present); Staff Analyst, Southwest         investment companies
                                               Research Institute (9/98-3/02), which focuses    consisting of 38 funds
                                               in the fields of technological research.

Michael F.        Director     Director since  President of Reimherr Business Consulting        Four registered            None
Reimherr (59)                  January 2000    (5/95-present), which performs business          investment companies
                                               valuations of large companies to include the     consisting of 38 funds
                                               development of annual business plans, budgets,
                                               and internal financial reporting.

Laura T. Starks,  Director     Director since  Charles E and Sarah M Seay Regents Chair         Four registered            None
Ph.D. (54)                     May 2000        Professor of Finance, University of Texas        investment companies
                                               at Austin (9/96-present).                        consisting of 38 funds

Richard A.        Director***  Director since   Vice President, Beldon Roofing Company          Four registered            None
Zucker (61)                    January 1992     (7/85-present).                                 investment companies
                                                                                                consisting of 38 funds
====================================================================================================================================

* The address for each Non-Interested Director is USAA Investment Management Company, P.O. Box 659430, San Antonio, Texas 78265-9430.

** The term of office for each Director is twenty (20) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five (5) years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

*** Effective  February 1,  2005,  Mr. Zucker was elected as Chair of the Fund's
    Board of Directors.

Director and officers of the Company who are employees of the Manager or affiliated companies and are considered "interested persons" under the 1940 Act.

INTERESTED DIRECTOR


====================================================================================================================================
NAME, ADDRESS*    POSITION(S)  TERM OF         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      NUMBER OF          OTHER PUBLIC
AND AGE           HELD WITH    OFFICE AND                                                       PORTFOLIOS         DIRECTORSHIPS
                  FUND         LENGTH OF                                                        IN FUND
                               TIME SERVED                                                      COMPLEX
                                                                                                OVERSEEN BY
                                                                                                DIRECTOR
====================================================================================================================================

Christopher W.   Director,     Director since  President and Chief Executive Officer,           Five registered        None
Claus (44)       President,    February 2001   Director, and  Chairman of the Board of          investment
                 and Vice                      Directors, USAA Investment Management Company    companies
                 Chairman of                   (IMCO) (12/04-present); President and Chief      consisting of
                 the Board of                  Executive Officer, Director, and Vice            44 funds
                 Directors                     Chairman of the Board of Directors, IMCO
                                               (2/01-12/04); Senior Vice President of
                                               Investment Sales and Service, IMCO (7/00-2/01);
                                               Vice President, Investment Sales and Service,
                                               IMCO (12/94-7/00). Mr. Claus also serves as
                                               President, Director, and Chairman of the Board
                                               of Directors of USAA Shareholder Account
                                               Services (SAS). He also holds the officer
                                               position of Senior Vice President of the USAA
                                               Life Investment Trust, a registered investment
                                               company offering five individual funds.

====================================================================================================================================

* The address of the Interested Director and each officer is P.O. Box 659430, San Antonio, Texas 78265-9430.

INTERESTED OFFICERS

====================================================================================================================================
NAME, ADDRESS*   POSITION(S)   TERM OF         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      NUMBER OF          OTHER
AND AGE          HELD WITH     OFFICE AND                                                       PORTFOLIOS IN FUND DIRECTORSHIPS
                 FUND          LENGTH OF                                                        COMPLEX OVERSEEN   HELD BY DIRECTOR
                               TIME SERVED
====================================================================================================================================

Clifford A.     Vice President Vice President  Senior Vice President, Fixed Income Investments, Five registered          None
Gladson (54)                   since May 2002  IMCO, (9/02-present); Vice President, Fixed      investment companies
                                               Income Investments, IMCO (5/02-9/02); Vice       consisting of 44 funds
                                               President, Mutual Fund Portfolios, IMCO,
                                               (12/99-5/02). Mr. Gladson also holds the officer
                                               position of Vice President of the USAA Life
                                               Investment Trust, a registered investment
                                               company offering five individual funds.
====================================================================================================================================
Stuart Wester   Vice President Vice President  Vice President, Equity Investments, IMCO         Five registered          None
(57)                           since May 2002  (1/99-present). Mr. Wester also holds the        investment companies
                                               officer position of Vice President of the        consisting of 44 funds
                                               USAA Life Investment Trust, a registered
                                               investment company offering five individual
                                               funds.
====================================================================================================================================
Mark S. Howard  Secretary      Secretary since Senior Vice President, USAA Life Insurance       Five registered          None
(41)                           September 2002  Company (USAA Life)/IMCO/USAA Financial          investment companies
                                               Planning Services (FPS) General Counsel, USAA    consisting of 44 funds
                                               (10/03-present); Senior Vice President,
                                               Securities Counsel, USAA (12/02-10/03);
                                               Senior Vice President, Securities Counsel and
                                               Compliance, IMCO (1/02-12/02); Vice President,
                                               Securities Counsel & Compliance, IMCO (7/00-1/02);
                                               and Assistant Vice President, Securities Counsel,
                                               USAA (2/98-7/00). Mr. Howard also holds the
                                               officer positions of Senior Vice President,
                                               Secretary and Counsel for USAA Life, IMCO, FPS,
                                               USAA Shareholder Account Services and USAA Financial
                                               Advisors, Inc. (FAI); and Secretary of the USAA Life
                                               Investment Trust, a registered investment company offering five individual funds.
====================================================================================================================================
David M. Holmes  Treasurer     Treasurer since Senior Vice President, Life Underwriting, USAA   Five registered          None
(44)                           June 2001       Life Insurance Company (11/04-present); Senior   investment companies
                                               Vice President, Life/IMCO/FPS Senior Financial   consisting of 44 funds
                                               Officer, USAA (12/02-11/04); Senior Vice
                                               President, Senior Financial Officer, IMCO
                                               (6/01-12/02); Vice President, Senior Financial
                                               Officer, USAA Real Estate Company (RealCo)
                                               (12/97-5/01). Mr. Holmes also holds the officer
                                               positions of Senior Vice President, Senior
                                               Financial Officer and Treasurer of USAA Life
                                               IMCO, USAA SAS, FPS,and FAI; and Treasurer
                                               of the USAA Life Investment Trust, a registered
                                               investment company offering five individual funds.

====================================================================================================================================

   * The address of the Interested Director and each officer is P.O. Box 659430, San Antonio, Texas 78265-9430.

INTERESTED OFFICERS

====================================================================================================================================
NAME, ADDRESS*   POSITION(S)   TERM OF         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      NUMBER OF          OTHER
AND AGE          HELD WITH     OFFICE AND                                                       PORTFOLIOS IN FUND DIRECTORSHIPS
                 FUND          LENGTH OF                                                        COMPLEX OVERSEEN   HELD BY DIRECTOR
                               TIME SERVED
====================================================================================================================================

Eileen M.        Assistant     Assistant       Vice President, Securities Counsel, USAA         Five registered          None
Smiley (45)      Secretary     Secretary since (2/04-present); Assistant Vice President,        investment companies
                               February 2003   Securities Counsel, USAA (1/03-2/04); Attorney,  consisting of 44 funds
                                               Morrison & Foerster, LLP (1/99-1/03). Ms.
                                               Ms. Smiley also holds the officer positions of
                                               Vice President and Assistant Secretary of IMCO,
                                               FPS, and FAI; and Assistant Secretary of the
                                               USAA Life Investment Trust, a registered investment
                                               company offering five individual funds.
====================================================================================================================================
Roberto Galindo, Assistant     Assistant       Assistant Vice President, Portfolio Accounting/  Five registered          None
Jr. (44)         Treasurer     Treasurer since Financial Administration, USAA (12/02-present);  investment companies
                               July 2000       Assistant Vice President, Mutual Fund Analysis   consisting of 44 funds
                                               & Support, IMCO (10/01-12/02); Executive
                                               Director, Mutual Fund Analysis & Support, IMCO
                                               (6/00-10/01); Director, Mutual Fund Analysis,
                                               IMCO (9/99-6/00). Mr. Galindo also holds the
                                               officer position of Assistant Treasurer of the
                                               USAA Life Investment Trust, a registered investment
                                               company offering five individual funds.
====================================================================================================================================
Jeffrey D.       Chief         Chief           Assistant Vice President, Mutual Funds Compliance, Five registered        None
Hill (37)        Compliance    Compliance      USAA (9/04-present); Assistant Vice President,     investment
                 Officer       Officer since   Investment Management Administration & Compliance, companies
                               September 2004  USAA (12/02-9/04); Assistant Vice President,       consisting of 44 funds
                                               Investment Management Administration & Compliance,
                                               IMCO (9/01-12/02); Senior Manager, Investment
                                               Management Assurance and Advisory Services,
                                               KPMG LLP (6/98-8/01). Mr. Hill also holds the
                                               officer position of Chief Compliance Officer of
                                               the USAA Life Investment Trust, a registered
                                               investment company offering five individual funds.

================================================================================================================================

* The address of the Interested Director and each officer is P.O. Box 659430, San Antonio, Texas 78265-9430.

COMMITTEES OF THE BOARD OF DIRECTORS

The Board of Directors typically conducts regular meetings five or six times a year to review the operations of the Funds in the USAA family of funds. During the Funds' most recent full fiscal year ended December 31, 2003, the Board of Directors held meetings six times. A portion of these meetings is devoted to various committees' meetings of the Board of Directors, which focus on particular matters. In addition, the Board of Directors may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Board of Directors has four committees: an Executive Committee, an Audit Committee, a Pricing and Investment Committee, and a Corporate Governance Committee. The duties of these four Committees and their present membership are as follows:

         EXECUTIVE COMMITTEE: Between the meetings of the Board of Directors and while the Board is not in session, the Executive Committee of the Board of Directors has all the powers and may exercise all the duties of the Board of Directors in the management of the business of the Company that may be delegated to it by the Board. Directors Claus and Zucker are members of the Executive Committee.

         AUDIT COMMITTEE: The Audit Committee of the Board of Directors reviews the financial information and the independent auditors' reports, and undertakes certain studies and analyses as directed by the Board. Directors Dreeben, Mason, Reimherr, Starks, and Zucker are members of the Audit Committee. During the Funds' most recent full fiscal year ended December 31, 2004, the Audit Committee held meetings four times.

         PRICING AND INVESTMENT COMMITTEE: The Pricing and Investment Committee of the Board of Directors acts upon various investment-related issues and other matters that have been delegated to it by the Board. Directors Claus, Dreeben, Mason, Reimherr, Starks, and Zucker are members of the Pricing and Investment Committee. During the Funds' most recent full fiscal year ended December 31, 2004, the Pricing and Investment Committee held meetings four times.

         CORPORATE GOVERNANCE COMMITTEE: The Corporate Governance Committee of the Board of Directors maintains oversight of the organization, performance, and effectiveness of the Board and independent Directors. Directors Dreeben, Mason, Reimherr, Starks, and Zucker are members of the Corporate Governance Committee. During the Funds' most recent full fiscal year ended December 31, 2004, the Corporate Governance Committee held meetings five times.

         In addition to the previously listed Directors and/or officers of the Company who also serve as Directors and/or officers of the Manager, the following individuals are executive officers of the Manager: Mark S. Rapp, Senior Vice President, Marketing, and Terri L. Luensmann, Senior Vice President, Investment Operations. There are no family relationships among the Directors, officers, and managerial level employees of the Company.

         The following table sets forth the dollar range of total equity securities beneficially owned by the Directors of the Company Funds listed in this SAI and in all the USAA family of funds overseen by the Directors as of the calendar year ended December 31, 2004.

                                                                     USAA FAMILY
                          S&P 500      EXTENDED MARKET NASDAQ-100     OF FUNDS
                         INDEX FUND      INDEX FUND    INDEX FUND       TOTAL
INTERESTED DIRECTOR

Christopher W. Claus     Over $100,000    $0-$10,000      None     Over $100,000

NON INTERESTED DIRECTORS

Barbara B. Dreeben          $0-$10,000       None         None     Over $100,000
Robert L. Mason                None          None         None     Over $100,000
Michael F. Reimherr      Over $100,000       None         None     Over $100,000
Laura T. Starks                None          None         None     Over $100,000
Richard A. Zucker        Over $100,000       None         None     Over $100,000

The following table sets forth information describing the compensation of the current Directors of the Company for their services as Directors for the fiscal year ended December 31, 2004.

NAME                                 AGGREGATE         TOTAL COMPENSATION
OF                                  COMPENSATION       FROM THE USAA
DIRECTOR                          FROM THE COMPANY     FAMILY OF FUNDS (b)

INTERESTED DIRECTOR

Christopher W. Claus                  None (a)             None (a)

NON INTERESTED DIRECTOR

Barbara B. Dreeben                    $ 13,125            $ 52,500
Robert L. Mason                       $ 13,875            $ 55,500
Michael F. Reimherr                   $ 13,125            $ 52,500
Laura T. Starks                       $ 13,125            $ 52,500
Richard A. Zucker                     $ 13,875            $ 55,500

(A) CHRISTOPHER W. CLAUS IS AFFILIATED WITH THE COMPANY'S INVESTMENT ADVISER, IMCO, AND, ACCORDINGLY, RECEIVES NO REMUNERATION FROM THE COMPANY OR ANY OTHER FUND OF THE USAA FUND COMPLEX.

(B) AT DECEMBER 31, 2004, THE FUND COMPLEX CONSISTED OF FIVE REGISTERED INVESTMENT COMPANIES OFFERING 43 INDIVIDUAL FUNDS. EACH DIRECTOR PRESENTLY SERVES AS A DIRECTOR OR TRUSTEE ON FOUR OF THE INVESTMENT COMPANIES IN THE FUND COMPLEX, EXCLUDING THE USAA LIFE INVESTMENT TRUST, WHICH CONSISTS OF FIVE FUNDS AVAILABLE TO THE PUBLIC ONLY THROUGH THE PURCHASE OF CERTAIN VARIABLE ANNUITY CONTRACTS AND VARIABLE LIFE INSURANCE POLICIES OFFERED BY USAA LIFE INSURANCE COMPANY.

         No compensation is paid by a Fund to any Director/Trustee who is a Director, officer, or employee of IMCO or its affiliates. No pension or retirement benefits are accrued as part of Fund expenses. The Company reimburses certain expenses of the Directors who are not affiliated with the investment adviser. As of December 31, 2004, the officers and Directors of the Company and their immediate families as a group owned beneficially or of record less than 1% of the outstanding shares of the Company.

         As of January 31, 2005, USAA and its affiliates owned 3,220,554 Reward Shares (2.3%) of the USAA S&P 500 Index Fund and no shares of the Extended Market Index Fund or the Nasdaq-100 Index Fund.

         The Company knows of no other persons who, as of January 31, 2005, held of record or owned beneficially 5% or more of the voting stock of the shares of the S&P 500 Index Fund, the Extended Market Index Fund, or the Nasdaq-100 Index Fund.


             TRUSTEES AND OFFICERS OF THE EXTENDED MARKET PORTFOLIO

The Trustees consist of six individuals, five of whom are not "interested persons" of the Trust as defined in the Investment Company Act (non-interested Trustees). The Trustees are responsible for the overall supervision of the operations of each Series and perform the various duties imposed on the directors of investment companies by the Investment Company Act.

         Each non-interested Trustee is a member of the Trust's Audit Committee (the Audit Committee). The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Trust's independent accountants, including the resolution of disagreements regarding financial reporting between Trust management and such independent accountants. The Audit Committee's responsibilities include, without limitation, to (i) review with the independent accountants the arrangements for and scope of annual and special audits and any other services provided by the independent accountants to the Trust, (ii) discuss with the independent accountants certain matters relating to the Trust's financial statements, including any adjustment to such financial statements recommended by such independent accountants or any other results of any audit; (iii) ensure that the independent accountants submit on a periodic basis a formal written statement with respect to their independence, discuss with the independent accountants any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust's independent accountants and recommend that the Board take appropriate action in response thereto to satisfy itself of the independent accountants' independence; and (iv) consider the comments of the independent accountants with respect to the quality and adequacy of the Trust's accounting and financial reporting policies and practices and internal controls and Trust management's responses thereto. The Board of the Trust has adopted a written charter for the Audit Committee. The Audit Committee generally will not consider nominees recommended by shareholders. The Audit Committee has retained independent legal counsel to assist them in connection with these duties. The Audit Committee met four times during the fiscal year ended December 31, 2004.

         Each non-interested Trustee is also a member of the Board's Nominating Committee. The principal responsibilities of the Nominating Committee are to identify individuals qualified to serve as non-interested Trustees of the Trust and to recommend its nominees for consideration by the full Board. While the Nominating Committee is solely responsible for the selection and nomination of the Trust's non-interested Trustees, the Nominating Committee may consider nominations for the office of Trustee made by Trust interest holders as it deems appropriate. Trust interest holders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. The Nominating Committee met four times during the Trust's fiscal year ended December 31, 2004.

BIOGRAPHICAL INFORMATION. Certain biographical and other information relating to the non-interested Trustees of the Trust is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of portfolios overseen in the complex of funds advised by the Investment Adviser, Merrill Lynch Investment Managers, L.P., and their affiliates ("MLIM/FAM-advised funds") and other public directorships.

                           TERM OF                                        NUMBER OF
NAME, ADDRESS*  POSITION   OFFICE** AND   PRINCIPAL OCCUPATION(S)         MLIM/FAM-             PUBLIC
AND AGE OF      HELD WITH  LENGTH OF      DURING PAST FIVE YEARS          ADVISED FUNDS         DIRECTORSHIPS
TRUSTEE         THE TRUST  TIME SERVED                                    AND PORTFOLIOS
                                                                          OVERSEEN

                                          General Partner of The          23 registered         ITC DeltaCom Inc.
Donald W.       Trustee    Trustee since  Burton Partnership,Limited      investment companies  (telecommunications;
Burton (60)                2002           Partnership (an Investment      consisting of         Knology, Inc.
                                          Partnership) since 1979;        42 portfolios         (telecommunications);
                                          Managing General Partner                              Symbion, Inc.
                                          of the South Atlantic                                 (healthcare)
                                          Venture Funds since 1983;
                                          Member of the Investment
                                          Advisory Committee of the
                                          Florida State Board of
                                          Administration since 2001.

Laurie Simon    Trustee    Trustee since  Professor of Finance and        23 registered         None
Hodrick (42)               2000           Economics,Graduate School of    investment companies
                                          Business, Columbia University   consisting of
                                          since 1998; Associate           42 portfolios
                                          Professor of Finance and
                                          Economics, Graduate School
                                          of Business, Columbia
                                          University from 1996 to 1998.

John F.         Trustee    Trustee since  President and Chief Executive   23 registered         ABIOMED (medical
O'Brien (61)               2005           Officer of Allmerica Financial  investment companies  device manufacturer);
                                          Corporation (financial          consisting of         Cabot Corporation
                                          services holding company)       42 portfolios         (manufacturing); LKQ
                                          from 1995 to 2002 and Director                        Corporation (auto
                                          from 1995 to 2003; President                          parts manufacturing);
                                          of Allmerica Investment                               TJX Companies, Inc.
                                          Management Co., Inc.                                  (retailer).
                                          (investment adviser)
                                          from 1989 to 2002, Director
                                          from 1989 to 2002 and Chairman
                                          of the Board from 1989 to 1990;
                                          President, Chief Executive
                                          Officer and Director of First
                                          Allmerica Financial Life
                                          Insurance Company from 1989 to
                                          2002; and Director of various
                                          other Allmerica  Financial
                                          companies until 2002;
                                          Currently Director since 1989
                                          and since 2004 member of the
                                          Governance Nominating
                                          Committee;  Member of the
                                          Compensation Committee of
                                          ABIOMED since 1989 and Member
                                          of the Audit Committee ABIOMED
                                          from 1990 to 2004; Director
                                          and member of the Governance
                                          and Nomination Committee of
                                          Cabot Corporation since 1990
                                          and member of the Audit
                                          Committee since 1990; Director
                                          and member of the Audit
                                          Committee and Compensation
                                          Committee of LKQ Corporation
                                          from 2003; and Lead Director of
                                          TJX Companies, Inc. since 1999;
                                          Trustee of the Woods Hole
                                          Oceanographic Institute since
                                          2003.



David H.        Trustee    Trustee since  Consultant with Putnam          23 registered         None
Walsh (62)                 2003           Investments since 1993 and      investment companies
                                          employed in various capacities  consisting of
                                          therewith from 1971 to 1992;    42 portfolios
                                          Director, the National Audubon
                                          Society since 1998; Director,
                                          the American Museum of Fly
                                          Fishing since 1998.

Fred G.         Trustee    Trustee since  Managing Director of FGW        23 registered         Watson Pharmaceutical
Weiss (63)                 2000           Associates since 1997; Vice     investment companies  Inc. (pharmaceutical
                                          President, Planning             consisting of 42      company)
                                          Investment,and Development of   portfolios
                                          Warner Lambert Co. from 1979
                                          to 1997; Director of Watson
                                          Pharmaceutical, Inc.
                                          (pharmaceutical company) since
                                          2000; Director of BTG
                                          International PLC (global
                                          technology commercialization
                                          company) since 2001;  Director
                                          of the Michael J. Fox
                                          Foundation  for Parkinson's
                                          Research since 2000. Director
                                          of the Parkinson's Action
                                          Network  since 1997.

* The address of each non-interested Trustee is P.O. Box 9095, Princeton, New Jersey 08543-9095.
** Each Trustee serves until his or her successor is elected and qualified or until his or her death, resignation, or removal as provided in the Fund's by-laws, charter or by statute, or until December 31 of the year in which he or she turns 72.

Certain biographical and other information relating to the Trustee who is an officer and an "interested person" of the Trust as defined in the Investment Company Act (the "interested Trust") and the other officers of the Trust is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of portfolios overseen in MLIM/FAM-advised funds and public directorships held.


                            TERM OF                                        NUMBER OF
NAME, ADDRESS*  POSITION(S) OFFICE***AND   PRINCIPAL OCCUPATION(S)         MLIM/FAM-             PUBLIC
AND AGE OF      HELD WITH   LENGTH OF      DURING PAST FIVE YEARS          ADVISED FUNDS         DIRECTORSHIPS
TRUSTEE         THE TRUST   TIME SERVED                                    AND PORTFOLIOS
                                                                           OVERSEEN

Robert C. Doll, President   President and  President of the MLIM and FAM   41 registered         None
Jr.(50)**,****  and Trustee Trustee since  since 2001; Co-Head (Americas   investment companies
                            2005           Region)thereof from 2000 to     consisting of
                                           2001 and Senior Vice President  65 portfolios
                                           thereof from 1999 to 2001;
                                           President and Director of
                                           Princeton Services Inc.
                                           (Princeton Services)since 2001;
                                           President of Princeton
                                           Administrators, L.P. since
                                           2001; Chief Investment Officer
                                           of Oppenheimer Funds, Inc. in
                                           1999 and Executive Vice
                                           President thereof from 1991 to
                                           1999.


Donald C.       Vice        Vice           First Vice President of MLIM    122 registered        None
Burke (44)      President   President      since 1997 and the Treasurer    investment
                and         since 1996     thereof since 1999; Senior      companies consisting
                Treasurer   and Treasurer  Vice President and Treasurer    of 159 portfolios
                            since 1999     of Princeton Services since
                                           1999 and Director since 2004;
                                           Vice President of FAMD since
                                           1999; Vice President of
                                           MLIM from 1990 to 1997;
                                           Director of Taxation of MLIM
                                           from 1990 to 2001.

Vincent J.      Vice        Vice           Managing Director of MLIM       2 registered          None
Costa (42)      President   President      since 2005; Head of             investment
                and         since 2005     Quantitative Investment         companies consisting
                Portfolio                  at MLIM since _____; Director   of 8 portfolios
                Manager                    of MLIM from 1999 to 2005.



Jeffrey L.       Vice       Vice President Director of MLIM since 2004;    2 registered          None
Russo (37)       President  since  2005    Vice President of MLIM from     investment companies
                 and                       1999 to  2004.                  consisting of 5
                 Portfolio                                                 portfolios
                 Manager



                            TERM OF                                        NUMBER OF
NAME,           POSITION(S) OFFICE***AND                                   MLIM/FAM-ADVISED
ADDRESS* AND    HELD WITH   LENGTH OF      PRINCIPAL OCCUPATION(S)DURING   FUNDS AND PORTFOLIOS
AGE             THE TRUST   TIME SERVED          PAST FIVE YEARS           OVERSEEN              PUBLIC DIRECTORSHIPS

Debra L.        Vice        Vice           Director of MLIM since 1999.    2 registered          None
Jelilian (37)   President   President                                      investment companies
                and         since 2005                                     consisting of 5
                Portfolio                                                  portfolios
                Manager

Alice A.        Secretary   Secretary      Director (Legal Advisory) of    123 registered        None
Pellegrino (44)             since 2004     MLIM since 2002; Vice           investment companies
                                           President of MLIM from 1999     consisting of 162
                                           to 2002; Attorney associated    portfolios
                                           with MLIM since 1997;
                                           Secretary of MLIM, FAM, FAMD
                                           and Princeton Services since
                                           2004.


* THE ADDRESS FOR EACH OFFICER LISTED IS P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011

** MR. DOLL IS A DIRECTOR, TRUSTEE OR MEMBER OF AN ADVISORY BOARD OF CERTAIN OTHER INVESTMENT COMPANIES FOR WHICH FAM OR MLIM ACTS AS INVESTMENT ADVISER. MR. DOLL IS AN "INTERESTED PERSON," AS DEFINED IN THE INVESTMENT COMPANY ACT OF THE TRUST BASED ON HIS POSITIONS WITH FAM, MLIM, PRINCETON SERVICES AND PRINCETON ADMINISTRATORS, L.P.

***   ELECTED  BY AND SERVES AT THE  PLEASURE  OF THE BOARD OF  TRUSTEES  OF THE
      TRUST.

**** AS A TRUSTEE, MR. DOLL SERVES UNTIL HIS SUCCESSOR IS ELECTED AND QUALIFIED, UNTIL DECEMBER 31 OF THE YEAR IN WHICH HE TURNS 72,OR UNTIL EARLIER OF HIS DEATH, RESIGNATION, OR REMOVAL AS PROVIDED IN THE FUND'S BY-LAWS, CHARTER OR BY STATUTE.

         SHARE OWNERSHIP. Information regarding each Trustee's share ownership in the Trust and in all registered funds in the Merrill Lynch family of funds that are overseen by the respective Trustee (Supervised Merrill Lynch Funds) as of December 31, 2004, is set forth in the chart below.

                                                     AGGREGATE DOLLAR RANGE OF
                      AGGREGATE DOLLAR RANGE       SECURITIES IN SUPERVISED NAME
                      OF EQUITY IN THE TRUST*          MERRILL LYNCH FUNDS

INTERESTED TRUSTEE:

Robert C. Doll               None                          over $100,000

NON INTERESTED TRUSTEES:

Donald H. Burton             None                          over $100,000
Laurie Simon Hodrick         None                       $10,001 - $50,000
John F O'Brien               None                              None
David H. Walsh               None                          over $100,000
Fred G. Weiss                None                          over $100,000

   * The Trust does not sell its interests to the general public.

         As of January 31, 2005, the Trustees and officers of the Trust as a group owned an aggregate of less than 1% of the outstanding shares of the Trust. As of December 31, 2004, none of the non-interested Trustees of the Trust nor any of their immediate family members owned beneficially or of record any securities in Merrill Lynch & Co., Inc. (ML & Co.).


                            COMPENSATION OF TRUSTEES

The Trust pays each non-interested Trustee a combined fee for service on the Board and the Audit Committee of $6,000 per year plus $1,000 per in-person Board meeting attended and $1,000 per in-person Audit Committee meeting attended. The Trust pays the Chairman of the Audit Committee an additional fee of $2,000 per year. Each non-interested Trustee also receives an aggregate fee of $3,000 for each special in-person meeting attended, which is allocated equally among the applicable MLIM/FAM advised funds. The Trust reimburses each non-interested Trustee for his or her out-of-pocket expenses relating to attendance at Board and Committee meetings.

         The following table shows the aggregate compensation earned by the non-interested Trustees and the aggregate compensation paid to them by all MLIM/ FAM-advised funds in each case for the calendar year ended December 31, 2004.

                                                              AGGREGATE
                                                              COMPENSATION
                                          PENSION OR          FROM THE
                                          RETIREMENT          CORPORATION AND
                                          BENEFITS ACCRUED    MLIM/FAM-
                        AGGREGATE         AS PART OF          ADVISED
                        COMPENSATION      CORPORATION         FUNDS PAID TO
NAME                    FROM CORPORATION  EXPENSES            DIRECTORS(1)
Donald W. Burton            $                None                $
M. Colyer Crum*             $                None                $
Laurie Simon Hodrick        $                None                $
John F. O'Brien**           $                None                $
David H. Walsh              $                None                $
Fred G. Weiss***            $                None                $

(1) FOR THE NUMBER OF MLIM/FAM-ADVISED FUNDS FROM WHICH EACH TRUSTEE RECEIVED COMPENSATION, SEE THE TABLE ON PAGE 35.

*    PROFESSOR CRUM RETIRED AS A TRUSTEE EFFECTIVE JANUARY 1, 2005.

**   MR.   O'BRIEN   BECAME  A  TRUSTEE   OF  THE  TRUST   AND   CERTAIN   OTHER
     MLIM/FAM-ADVISED FUNDS EFFECTIVE FEBRUARY 28, 2005.

***  CHAIRMAN OF THE AUDIT COMMITTEE.

                               INVESTMENT ADVISER

As described  in each Fund's  prospectus,  USAA  Investment  Management  Company
(IMCO) is the manager and investment adviser, providing the services under a Management Agreement with respect to the S&P 500 Index Fund and the Extended Market Index Fund and an Advisory Agreement with respect to the Nasdaq-100 Index Fund. IMCO, organized in May 1970, is a wholly owned indirect subsidiary of United Services Automobile Association (USAA), a large, diversified financial services institution, and has served as investment adviser and underwriter for USAA Mutual Fund, Inc. from its inception.

         In addition to the services it provides under the Management and Advisory Agreements, IMCO advises and manages the investments of USAA and its affiliated companies as well as those of USAA Investment Trust, USAA Tax Exempt Fund, Inc., USAA State Tax-Free Trust, and USAA Life Investment Trust. As of the date of this SAI, total assets under management by IMCO were approximately $xx billion, of which approximately $xx billion were in mutual fund portfolios.

ADVISORY AND MANAGEMENT AGREEMENTS

With respect to the Extended Market Index Fund, under the Management Agreement, IMCO presently monitors the services provided by MLQA to the Extended Market Portfolio. IMCO receives no fee for providing these monitoring services. In the event the Fund's Board of Directors determines it is in the best interests of the Fund's shareholders to withdraw its investment in the Extended Market Portfolio, IMCO would become responsible for directly managing the assets of the Fund. In such event, the Fund would pay IMCO an annual fee of 0.30% of the Fund's ANA, accrued daily and paid monthly.

         With respect to the S&P 500 Index Fund, and the Extended Market Index Fund, the Management Agreement will remain in effect until June 30, 2004. With respect to the Nasdaq-100 Index Fund, the Advisory Agreement will remain in effect until June 30, 2004. The Management Agreement and the Advisory Agreement (Agreements) will continue in effect from year to year thereafter for the Funds as long as it is approved at least annually by a vote of the outstanding voting securities of the Funds (as defined by the 1940 Act) or by the Board of Directors (on behalf of such Funds) including a majority of the Directors who are not interested persons of IMCO or (otherwise than as Directors) of the Company, at a meeting called for the purpose of voting on such approval. These Agreements may be terminated at any time by either the Company or IMCO on 60 days' written notice. It will automatically terminate in the event of its assignment (as defined by the 1940 Act).

         From time to time IMCO may voluntarily, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by a Fund. IMCO has voluntarily agreed to limit the annual expenses of the S&P 500 Index Fund Member Shares to 0.19%, the S&P 500 Index Fund Reward Shares to 0.09%, the Extended Market Index Fund to 0.50%, and the Nasdaq-100 Index Fund to 0.80% of each Fund's ANA, respectively, and will reimburse the Funds for all expenses in excess of such limitations. IMCO may modify or terminate any such waiver or reimbursement at any time without prior notice to shareholders.

         For the fiscal years or periods ended December 31, 2004, 2003, and 2002, MLQA earned $_______, $12,393, and $9,830, respectively, as compensation for investment advisory services provided to the Extended Market Portfolio.

         For the last three fiscal years or periods ended December 31, IMCO earned advisory fees as follows:

      FUND                           2004             2003            2002
S&P 500 Index-Member Shares      $2,072,715         $1,633,783     $1,947,111
S&P 500 Index-Reward Shares      $  416,818         $  296,941     $  330,906
Extended Market Index                --                --               --
Nasdaq-100 Index                 $  244,284         $  161,712     $  108,225

         As a result of the Funds' expenses exceeding the expense limitations, IMCO did not receive advisory fees to which it would have been entitled as follows:

      FUND                           2004             2003            2002
S&P 500 Index-Member Shares       $ 768,895         $  588,801     $1,898,634
S&P 500 Index-Reward Shares       $ 180,078         $  138,814     $  176,994
Nasdaq-100 Index                  $ 244,284         $  153,300     $  108,225

         In addition, IMCO did not receive reimbursement for other operating expenses to which it would have been entitled as follows:

      FUND                          2004              2003            2002
Extended Market Index                --             $   34,798     $  81,405

         SUBADVISER TO THE S&P 500 INDEX AND NASDAQ-100 INDEX FUNDS. IMCO has entered into a subadvisory agreement (Subadvisory Agreement) with NTI, which is located at 50 S. LaSalle Street, Chicago, Illinois 60675. Under the Subadvisory Agreement, NTI is responsible for the day-to-day management of the assets of the S&P 500 Index Fund and the Nasdaq-100 Index Fund pursuant to each Fund's investment objective and restrictions. For its services, with respect to the S&P 500 Index Fund, NTI receives a fee from IMCO at an annual rate equal to 0.02% of the Fund's average daily net assets on amounts up to $1.5 billion; 0.01% of daily net assets for the next $1.5 billion; and 0.005% of the Fund's average daily net assets that exceed $3 billion. For its services with respect to the Nasdaq-100 Index Fund, NTI receives a fee from IMCO equal to the greater of a minimum annual fee of $50,000 or a fee at an annual rate equal to 0.06% of the Fund's average daily net assets on amounts up to $100 million; 0.04% of daily net assets for amounts over $100 million and up to $250 million; and 0.03% of daily net assets for amounts over $250 million. For the annual period ended September 30, 2004, NTI has agreed to waive the minimum fee of $50,000. The Subadvisory Agreement is subject to the same approval of the Board of Directors as the oversight and renewal of the Management Agreement. NTI has agreed to provide to the Funds, among other things, analysis and statistical and economic data and information concerning the compilation of the S&P 500 Index and the Nasdaq100 Index(R)1, including portfolio composition. Both the Management Agreement and the Subadvisory Agreement will continue in effect for more than two years provided the continuance is approved annually (i) by the holders of a majority of the Fund's outstanding voting securities or by the Fund's Board of Directors and (ii) by a majority of the Directors of the Fund who are not parties to the Advisory Agreement or the Subadvisory Agreement or affiliates of any such party. The Management Agreement may be terminated on sixty (60) days' written notice by any such party and will terminate automatically if assigned. The Subadvisory Agreement may be terminated on sixty (60) days' written notice by NTI or at any time by IMCO and will terminate automatically if assigned. Asset allocation, index and modeling strategies are employed by NTI for other investment companies and accounts advised or sub-advised by NTI. If these strategies indicate particular securities should be purchased or sold at the same time by the Fund and one or more of these investment companies or accounts, available investments or opportunities for sales will be allocated equitably to each by NTI. In some cases, these procedures may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

APPROVAL OF ADVISORY AGREEMENTS

         INTRODUCTION. IMCO serves as the manager or investment adviser for the S&P 500 Index Fund, the Extended Market Index Fund, and the Nasdaq-100 Index Fund pursuant to management and investment advisory agreements between the Company and IMCO (the IMCO Advisory Agreements). In addition, NTI serves as the subadviser of the S&P 500 Index and Nasdaq-100 Index Funds pursuant to a subadvisory agreement with IMCO (the NTI Subadvisory Agreement). The IMCO Advisory Agreements and the NTI Subadvisory Agreement are sometimes referred to collectively in this SAI as the Advisory Agreements.

         The IMCO Advisory Agreement for the S&P 500 Index and Nasdaq-100 Index Funds was last approved by the Board of Directors, including a majority of the directors who are not "interested persons" of the Company (the Independent Directors), on April 14, 2004, for a one-year period ending June 30, 2005. With respect to the S&P 500 Index Fund, the NTI Subadvisory Agreement was initially approved by the directors, including a majority of the Independent Directors, on February 27, 2003, for a two-year period ending April 30, 2005. With respect to the Nasdaq-100 Index Fund, the NTI Subadvisory Agreement was initially approved by the directors, including a majority of the Independent Directors, on September 24, 2003, for a two-year period ending September 30, 2005. The IMCO Advisory Agreement for the Extended Market Index Fund was last approved by the Board of Directors, including a majority of the Independent Directors, on April 14, 2004, for the period ending June 30, 2005. At the



1 The Nasdaq-100(R), and Nasdaq(R) are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the Corporations) and have been licensed for use by USAA Mutual Fund, Inc. The Nasdaq-100 Index Fund (the "Product(s)") is not sponsored, sold or promoted by the Corporations and the Corporations make no representation about the advisability of investing in them. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).

meeting, the Independent Directors were represented by independent counsel to assist them in connection with their consideration of the Advisory Agreements. In advance of each meeting, the Directors received substantial information relating to the Advisory Agreements and each of the investment advisers and subadvisers then being considered, and were given the opportunity to ask questions and request additional information from management. After full consideration of a variety of factors, the Board of Directors, including the Independent Directors, voted unanimously at each meeting to approve each Advisory Agreement then under consideration. In approving each Advisory Agreement, the Directors did not identify any single factor as all-important or controlling. Throughout their deliberations, the Non-Interested Directors were represented and assisted by independent counsel.

         IMCO ADVISORY AGREEMENT AND NTI SUBADVISORY AGREEMENT FOR THE S&P 500 INDEX FUND. During its deliberations with respect to the IMCO Advisory Agreement for the S&P 500 Index Fund in April 2004, the Board noted that IMCO had been responsible for managing the overall operations of the Fund continuously since its inception in May 1996. The Board considered the quality of the services provided by IMCO over this period and its success in monitoring the performance of the Fund. The Board noted that IMCO would be responsible for paying NTI its fees for subadvisory services in the subadvisory arrangement and that IMCO had agreed to cap total expenses of the Member Shares of the Fund under the advisory arrangement at 0.35 of 1% of the Fund's average net assets (ANA) and the Reward Shares of the Fund under the advisory arrangement at 0.17 of 1% of the Fund's ANA.

         As part of the review process, the Board examined comparative information concerning the fees charged by investment advisers of similar mutual funds, the expense ratios of the Fund and comparable mutual funds and the performance of the Fund and comparable mutual funds over various time periods. The Board also examined financial information provided by IMCO concerning the profitability to IMCO and its affiliated companies attributable to operating the Fund. Based upon these and other factors, the Board determined that the fees payable to IMCO under the Advisory Agreement were reasonable and approved the IMCO Advisory Agreement with respect to the S&P 500 Index Fund.

         In approving the NTI Subadvisory Agreement with respect to the S&P 500 Index Fund, the Board considered that NTI purchased the passive index management business of Deutsche Asset Management, Inc. (DAMI) and that the portfolio managers who had been managing the Fund as employees of DAMI would continue to manage the Fund as employees of NTI. In addition, the Board considered the experience and success of NTI in managing similar index products and the qualifications of the individuals at NTI responsible for these investment activities. The Board considered the ability and willingness of NTI to devote appropriate resources to managing the assets of the Fund under the subadvisory arrangement, the reasonableness of the fees proposed to be paid to NTI for these services, and the likelihood that IMCO and NTI will be able to work together effectively to pursue the Fund's investment objective in the subadvisory arrangement. Based upon these and other factors, the Board determined that the fees payable by IMCO to NTI under the NTI Subadvisory Agreement were reasonable and approved the NTI Subadvisory Agreement. Throughout their deliberations, the Non-Interested Directors were represented and assisted by independent counsel.

         IMCO ADVISORY AGREEMENT AND NTI SUBADVISORY AGREEMENT FOR THE NASDAQ-100 INDEX FUND. During its consideration of the IMCO Advisory Agreement for the Nasdaq-100 Index Fund in April 2004, the Board considered the experience and success of IMCO in monitoring the investment activities of other investment advisers of index products. The Board considered the commitment provided by IMCO to cap expenses of the Nasdaq-100 Index Fund at 0.80% of its ANA. The Board reviewed information concerning the fees charged by other investment advisers for managing similar mutual fund products that seek to track the performance of similar indexes and the total expense ratios of comparable mutual funds. Based upon these and other factors, the Board determined that the fees payable by the Funds to IMCO under the IMCO Advisory Agreement were reasonable and approved the Advisory Agreement for the Nasdaq-100 Index Fund for an additional one-year period.

         In approving the NTI Subadvisory Agreement with respect to the Nasdaq-100 Index Fund on April 14, 2004, the Board considered numerous factors including NTI's investment performance record managing similar funds and accounts, the reasonableness of the fees proposed to be paid by IMCO to NTI for these services, and the likelihood that IMCO and NTI would be able to work together effectively to pursue the Fund's investment objective. Throughout their deliberations, the Non-Interested Directors were represented and assisted by independent counsel.

         IMCO ADVISORY AGREEMENT FOR THE EXTENDED MARKET INDEX FUND. During its deliberations with respect to the approval of the IMCO Advisory Agreement for the Extended Market Index Fund in April 2004 the Board considered the fact that the Fund would operate in a master-feeder structure through which the Fund would invest all of its investable assets in a separate registered investment company advised by Merrill Lynch Quantitative Advisers, a division of Fund Asset Management, L.P. (MLQA). The Board noted the success of IMCO in managing the S&P 500 Index Fund using substantially the same master-feeder structure and IMCO's effectiveness in monitoring the activities of the investment adviser for the underlying master fund of the S&P 500 Index Fund. The Board also considered the fact that IMCO receives no investment advisory fee for serving as the investment adviser of the Extended Market Index Fund so long as the Fund is operated in a master-feeder structure. In addition, the Board considered the projected total expenses of the Fund and the commitment by IMCO to cap the total expenses of the Fund at .50 of 1% of the Fund's ANA. As part of the approval process, the Board reviewed information concerning the fees charged by other investment advisers for managing similar mutual fund products that seek to track the performance of a similar index and the total expense ratios of comparable mutual funds. Based upon these and other factors, the Board approved the IMCO Advisory Agreement with respect to the Extended Market Index Fund for an additional one-year term. Throughout their deliberations, the Non-Interested Directors were represented and assisted by independent counsel.

APPROVAL OF MANAGEMENT AGREEMENT FOR EXTENDED MARKET PORTFOLIO

At each quarterly meeting of the Board and the Audit Committee, the Board of Trustees of the Trust receives, reviews and evaluates information concerning the nature, extent, and quality of the personnel of and the services provided by the Investment Adviser and its affiliates. While particular focus is given to information concerning profitability, comparability of fees and total expenses and Trust performance at the meeting at which the renewal of the Investment Advisory Agreement is considered, the evaluation process with respect to the Investment Adviser is an ongoing one. In this regard, the Board's and the Audit Committee's consideration of the Investment Advisory Agreement included deliberations at other quarterly meetings in addition to the annual renewal meeting.

         In connection with the Board's consideration of the Investment Advisory Agreement and Sub-Advisory Agreement, the Board received from the Investment Adviser financial and performance data for the Trust, information concerning the profitability of the Trust to the Investment Adviser and information as to services rendered to the Trust and compensation paid to affiliates of the Investment Adviser by the Trust. The Board reviewed information regarding access to research services from brokers to which the Investment Adviser may have allocated Trust brokerage in a "soft dollar" arrangement. The Board also received from Lipper Inc. information concerning the performance of the Extended Market Portfolio of the Trust compared to certain other non-MLIM/FAM-advised open-end funds that using an passive, indexed method of investing, and comparing each Series' fee rate for advisory and administrative services and ratios for management expenses, investment-related expenses and total expenses to those of other comparable non-MLIM/FAM-advised open-end funds. The Board considered the compensation paid to the Investment Adviser and the services provided to the Trust by the Investment Adviser under the Investment Advisory Agreement, as well as other services provided by the Investment Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Trust, the Investment Adviser and its affiliates provide administrative services, stockholder services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Trust. The Board also considered the direct and indirect benefits to the Investment Adviser from its relationship with the Trust. Based on their experience as Trustees of the Trust and as directors of other MLIM/FAM-advised funds, the Board members concluded that the Trust benefits, and should continue to benefit, from those services.

         In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources and strengths of the Investment Adviser and its affiliates in managing investment companies, including the Trust, that use a passive investing approach to seek to replicate the performance of an index or, in the case of certain Series, actively manage equity investments to seek to outperform an index. In particular, the Board considered the experience of the Trust's management team in analyzing and investing in Index related securities. The Board noted that each member of the management team has over ten years experience in investing and in managing index investments. The Board concluded that the Investment Adviser has a high level of expertise in managing the types of investments used by the Series of the Trust and that the Trust benefits from that expertise.

         The Board also reviewed the compliance and administrative services provided to the Trust by the Investment Adviser, including oversight of the Trust's day-to-day operations and oversight of Trust accounting. The Investment Adviser and its affiliates provide compliance and administrative services to the Trust and all the MLIM/FAM-advised funds, as well as to a number of third party fund groups. The Trustees, based on their experience as directors/trustees of other investment companies managed by the Investment Adviser and its affiliates as well as of the Trust, also focused on the quality of the Investment Adviser's compliance and administrative staff. The Board noted that, in addition to the analysts dedicated to the Trust's management team and the analysts and compliance personnel dedicated to the equity management group, the Investment Adviser has a separate administrative, legal and compliance staff to ensure a high level of quality in the compliance and administrative services provided to the Trust. The Trustees concluded, based on their experience as Board members, that the compliance and administrative services provided by the Investment Adviser were of a sufficiently high quality to benefit the Trust.

         In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Trust's investment advisory fee rate and expense ratios for each Series as compared to those of comparable open end funds as provided by Lipper Inc. The Board compared the Trust's investment advisory fee rate and expense ratios for each Series to those of comparable funds. The Board took into account the various services provided to the Trust by the Investment Adviser and its affiliates, as well as the services required to manage a portfolio of index related securities denominated in both U.S. dollars and non-U.S. dollar currencies. In particular, the Board noted that each Series of the Trust had a contractual management fee rate at a common asset level that was below the median of the funds in the expense group. The Board also found that each Series' actual management fee rate - which includes advisory and administrative services and the effects of any fee waivers - as a percentage of total assets at a common asset level was below the median of the funds in its category. The Board also compared each Series' total expenses to those of other, similarly managed funds and concluded that the overall expenses were below the median of the group. The Board also requested, received and considered profitability information related to the management revenues from the Trust. Based upon the information reviewed and its discussions, the Board concluded that the advisory fee rate schedule was reasonable in relation to the services provided by the Investment Adviser to the Trust as well as the costs incurred and benefits to be gained by the Investment Adviser and its affiliates in providing such services. The Board also found the advisory fee and total expense ratio to be reasonable in comparison to the fees charged by other comparable funds of similar size.

         The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale that the Investment Adviser may experience as a result of growth in the Trust's assets. The Board determined that the current investment advisory fee structure was reasonable and that no changes are currently necessary. The non-interested Trustees were represented by independent counsel who assisted them in their deliberations.

CODE OF ETHICS

The Funds, the Manager, and NTI each have adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by a Fund but prohibits fraudulent, deceptive, or manipulative conduct in connection with that personal investing. The Company's Board of Directors reviews the administration of the Codes of Ethics at least annually and receives certifications from the Manager, MLQA, and NTI regarding compliance with their respective codes of ethics.

         Additionally, while the officers and employees of the Funds, the Manager, MLQA, and NTI may engage in personal securities transactions, they are subject to restrictions and reporting by the procedures in the Codes of Ethics, which they have adopted. These Codes of Ethics were designed to ensure that the shareholders' interests come before those of the individuals who manage their funds. The Codes of Ethics requires the portfolio manager and other employees with access information about the purchase or sale of securities by the Funds to obtain approval before executing permitted personal trades.

         Copies of the Joint Code of Ethics for IMCO and the Funds, and the codes of ethics for each of NTI and MLQA have been filed with the SEC and are available for public view.

                          PORTFOLIO MANAGER DISCLOSURE

S&P 500 INDEX FUND AND NASDAQ-100 INDEX FUND

OTHER ACCOUNTS MANAGED: The following tables set forth other accounts for which the Funds' portfolio managers were primarily responsible for the day-to-day portfolio management as of the fiscal year ended December 31, 2004.

S&P 500 INDEX FUND

=================================================================================================================================
Portfolio Manager     Registered Investment Companies       Other Pooled Investment Vehicles                 Other Accounts
                    Number of accounts     Total assets    Number of accounts    Total assets    Number of accounts   Total assets
==================================================================================================================================
James B. Francis


NASDAQ-100 INDEX FUND
=================================================================================================================================
Portfolio Manager     Registered Investment Companies       Other Pooled Investment Vehicles                 Other Accounts
                    Number of accounts     Total assets    Number of accounts    Total assets    Number of accounts   Total assets
==================================================================================================================================
James B. Francis

MATERIAL CONFLICTS OF INTEREST: Northern Trust's portfolio managers are often responsible for managing one or more Funds and other accounts, including proprietary accounts, separate accounts, and other pooled investment vehicles, like unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle, which may have materially higher fee arrangements than a Fund and may also have a performance-based fee. The side-by-side management of the Funds, separate accounts and pooled investment vehicles may raise potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. In addition, certain trading practices like cross trading between a Fund and another account raise conflicts of interest issues. Northern Trust has developed policies and procedures that are intended to mitigate those conflicts.

COMPENSATION: Base Salary and Performance Bonus. Northern Trust's compensation packages for its portfolio managers are comprised of a base salary and performance bonus.

         In addition to the base salary and performance bonus compensation, Northern Trust has a number of additional benefits/deferred compensation programs for all portfolio managers.

PORTFOLIO OWNERSHIP: As of the fiscal year ended December 31, 2004, Mr. Francis did not beneficially owned any securities of either Fund in which he managed.

EXTENDED MARKET INDEX FUND

OTHER ACCOUNTS MANAGED: The following table set forth other accounts for which the Fund's portfolio managers were primarily responsible for the day-to-day portfolio management as of the fiscal year end December 31, 2004.

=================================================================================================================================
Portfolio Manager     Registered Investment Companies       Other Pooled Investment Vehicles                 Other Accounts
                    Number of accounts     Total assets    Number of accounts    Total assets    Number of accounts   Total assets
==================================================================================================================================
Vincent J. Costa
Jeffrey L. Russo
Debra L. Jelilian

MATERIAL CONFLICTS OF INTEREST: [Merrill Lynch to provide information]

COMPENSATION: [Merrill Lynch to provide information]

PORTFOLIO OWNERSHIP: As of the fiscal year ended December 31, 2004, no portfolio manager of the Fund beneficially owned any securities of the Fund.


                      PROXY VOTING POLICIES AND PROCEDURES

The Company's Board of Directors has delegated to the Manager authority to vote on proposals presented to shareholders of portfolio securities held by the Funds. The Manager generally votes proxies in a manner to maximize the value of the Funds' investments and in accordance with these proxy voting procedures. The Manager has retained Institutional Shareholder Services, Inc. (ISS) to receive proxy statements, provide voting recommendations, vote shares according to our instructions, and to keep records of our votes on behalf of the Funds. ISS has developed a set of criteria for evaluating and making recommendations on proxy voting issues (for example, elections of boards of directors or mergers and reorganizations). These criteria and general voting recommendations are set forth in the ISS Proxy Voting Guidelines and ISS Global Proxy Voting Guidelines (the ISS Guidelines), as customized by the Manager with respect to certain matters. The Manager retains the authority to determine the final vote for securities held by the Funds.

         To avoid any improper influence on the Manager's voting decisions, the Manager generally will follow the voting recommendations of ISS, except as briefly described below. Before any voting deadline, ISS will provide the Manager's Head of Equity Investments (or his or her delegate) with a summary of the proposal and a recommendation based on the ISS Guidelines. In evaluating ISS' recommendations, the Manager may consider information from many sources, including the Funds' portfolio manager, the Manager's Investment Strategy Committee, the management of a company presenting a proposal, shareholder groups, and other sources. The Manager believes that the recommendation of management should be given weight in determining how to vote on a particular proposal. The Manager's Head of Equity Investments will then review ISS' recommendations, and if he or she determines that it would be in the Funds' best interests to vote the shares contrary to ISS' recommendation, he or she must determine, based on reasonable inquiry, whether any material conflict of interest exists between the Funds, on the one hand, and the Manager, the Funds' principal underwriter, or any person who is an affiliated person of the Funds, the Manager, or the Funds' principal underwriter, on the other. If a material conflict of interest is determined to exist, the Head of Equity Investments may vote contrary to ISS' recommendation only if the proposed voting recommendation of the Head of Equity Investments is reviewed by the Manager's Investment Strategy Committee, which will determine how to vote the particular proxy. With respect to any such proxy votes, the information prepared by the Manager's Investment Strategy Committee will be summarized and presented to the Funds' Board of Directors at the next regularly scheduled meeting of the Board. The Manager's Investment Strategy Committee also may establish certain proxy voting procedures for votes on certain matters that will override any ISS recommendation.

         Copies of the Manager's complete proxy voting policies and procedures and summaries of the ISS Guidelines are available (i) without charge, upon request, by calling 800-531-8448; (ii) at usaa.com; and (iii) on the SEC's web site at http://www.sec.gov.

PROXY VOTING POLICIES AND PROCEDURES FOR THE EXTENDED MARKET PORTFOLIO

The Trust's Board of Trustees has delegated to the Trust investment adviser authority to vote all proxies relating to the Trust's portfolio securities. The Trust investment adviser has adopted policies and procedures (Proxy Voting Procedures) with respect to the voting of proxies related to the portfolio securities held in the account of one or more of its clients, including the Trust's portfolios. Pursuant to these Proxy Voting Procedures, the Trust investment advis-er's primary objective when voting proxies is to make proxy voting decisions solely in the best interests of each Trust portfolio and its shareholders, and to act in a manner that the Trust investment adviser believes is most likely to enhance the economic value of the securities held by the Trust portfolio. The Proxy Voting Procedures are designed to ensure that the Trust investment adviser considers the interests of its clients, including the Trust portfolios, and not the interests of Trust investment adviser, when voting proxies and that real (or perceived) material conflicts that may arise between the Trust investment adviser's interest and those of the Trust investment adviser's clients are properly addressed and resolved.

         In order to implement the Proxy Voting Procedures, the Trust investment adviser has formed a Proxy Voting Committee (the Committee). The Committee is comprised of the Trust investment adviser's Chief Investment Officer (the CIO), one or more other senior investment professionals appointed by the CIO, portfolio managers and investment analysts appointed by the CIO and any other personnel the CIO deems appropriate. The Committee will also include two non-voting representatives from the Trust investment adviser's Legal department appointed by the Trust investment adviser's General Counsel. The Committee's membership shall be limited to full-time employees of the Trust investment adviser. No person with any investment banking, trading, retail brokerage, or research responsibilities for the Trust investment adviser's affiliates may serve as a member of the Committee or participate in its decision making (except to the extent such person is asked by the Committee to present information to the Committee, on the same basis as other interested knowledgeable parties not affiliated with the Trust investment adviser might be asked to do so). The Committee determines how to vote the proxies of all clients, including an Trust portfolio, that has delegated proxy voting authority to the Trust investment adviser and seeks to ensure that all votes are consistent with the best interests of those clients and are free from unwarranted and inappropriate influences. The Committee establishes general proxy voting policies for the Trust investment adviser and is responsible for determining how those policies are applied to specific proxy votes, in light of each issuer's unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternate actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated policies. In addition, the Committee will be responsible for ensuring that all reporting and recordkeeping requirements related to proxy voting are fulfilled.

         The Committee may determine that the subject matter of a recurring proxy issue is not suitable for general voting policies and requires a case-by-case determination. In such cases, the Committee may elect not to adopt a specific voting policy applicable to that issue. The Trust investment adviser believes that certain proxy voting issues require investment analysis - such as approval of mergers and other significant corporate transactions - akin to investment decisions, and are, therefore, not suitable for general guidelines. The Committee may elect to adopt a common position for the Trust investment adviser on certain proxy votes that are akin to investment decisions, or determine to permit the portfolio manager to make individual decisions on how best to maximize economic value for the Trust portfolio (similar to normal buy/sell investment decisions made by such portfolio managers). While it is expected that the Trust investment adviser will generally seek to vote proxies over which the Trust investment adviser exercises voting authority in a uniform manner for all the Trust investment adviser's clients, the Committee, in conjunction with an Trust portfolio's portfolio manager, may determine that the Trust portfolio's specific circumstances require that its proxies be voted differently.

         To assist the portfolio investment adviser in voting proxies, the Committee has retained Institutional Shareholder Services (ISS). ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to the portfolio investment adviser by ISS include in-depth research, voting recommendations (although the Trust investment adviser is not obligated to follow such recommendations), vote execution, and recordkeeping. ISS will also assist the Trust portfolio in fulfilling its reporting and recordkeeping obligations under the Investment Company Act.

         The Trust investment adviser's Proxy Voting Procedures also address special circumstances that can arise in connection with proxy voting. For instance, under the Proxy Voting Procedures, the Trust investment adviser generally will not seek to vote proxies related to portfolio securities that are on loan, although it may do so under certain circumstances. In addition, the Trust investment adviser will vote proxies related to securities of foreign issuers only on a best efforts basis and may elect not to vote at all in certain countries where the Committee determines that the costs associated with voting generally outweigh the benefits. The Committee may at any time override these general policies if it determines that such action is in the best interests of a Trust portfolio.

         From time to time, the Trust investment adviser may be required to vote proxies in respect of an issuer where an affiliate of the Trust investment adviser (each, an Affiliate), or a money management or other client of the Trust investment adviser (each, a Client) is involved. The Proxy Voting Procedures and the Trust investment adviser's adherence to those procedures are designed to address such conflicts of interest. The Committee intends to strictly adhere to the Proxy Voting Procedures in all proxy matters, including matters involving Affiliates and Clients. If, however, an issue representing a non-routine matter that is material to an Affiliate or a widely known

Client is involved such that the Committee does not reasonably believe it is able to follow its guidelines (or if the particular proxy matter is not addressed by the guidelines) and vote impartially, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of the Trust investment adviser's clients.

         In the event that the Committee determines not to retain an independent fiduciary, or it does not follow the advice of such an independent fiduciary, the powers of the Committee shall pass to a subcommittee, appointed by the CIO (with advice from the Secretary of the Committee), consisting solely of Committee members selected by the CIO. The CIO shall appoint to the subcommittee, where appropriate, only persons whose job responsibilities do not include contact with the Client and whose job evaluations would not be affected by the Trust investment adviser's relationship with the Client (or failure to retain such relationship). The subcommittee shall determine whether and how to vote all proxies on behalf of the Trust investment adviser's clients or, if the proxy matter is, in their judgment, akin to an investment decision, to defer to the applicable portfolio managers, provided that, if the subcommittee determines to alter the Trust investment adviser's normal voting guidelines or, on matters where the Trust investment adviser's policy is case-by-case, does not follow the voting recommendation of any proxy voting service or other independent fiduciary that may be retained to provide research or advice to the Trust investment adviser on that matter, no proxies relating to the Client may be voted unless the Secretary, or in the Secretary's absence, the Assistant Secretary of the Committee concurs that the subcommittee's determination is consistent with the Trust investment adviser's fiduciary duties.

         In addition to the general principles outlined above, the Trust investment adviser has adopted voting guidelines with respect to certain recurring proxy issues that are not expected to involve unusual circumstances. These policies are guidelines only, and the Trust investment adviser may elect to vote differently from the recommendation set forth in a voting guideline if the Committee determines that it is in a Trust portfolio's best interest to do so. In addition, the guidelines may be reviewed at any time upon the request of a Committee member and may be amended or deleted upon the vote of a majority of Committee members present at a Committee meeting at which there is a quorum.

         The Trust investment adviser has adopted specific voting guidelines with respect to the following proxy issues:

         * Proposals related to the composition of the Board of Directors of issuers other than investment companies. As a general matter, the Committee believes that a company's Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company's business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee, therefore, believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a nom-inee's history of representing shareholder interests as a director of other companies or other factors, to the extent the Committee deems relevant.

         * Proposals related to the selection of an issuer's independent auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation's choice of auditor, in individual cases, the Committee may look at an auditors; history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.

         * Proposals related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of an issuer's compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by an issuer's board of directors, rather than shareholders. Proposals to "micro-manage" an issuer's compensation practices or to set arbitrary restrictions on compensation or benefits will, therefore, generally not be supported.

         * Proposals related to requests, principally from management, for approval of amendments that would alter an issuer's capital structure. As a general matter, the Committee will support requests that enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

         * Proposals related to requests for approval of amendments to an issuer's charter or by-laws. As a general matter, the Committee opposes poison pill provisions.

         * Routine proposals related to requests regarding the formalities of corporate meetings.

         * Proposals related to proxy issues associated solely with holdings of investment company shares. As with other types of companies, the Committee believes that a fund's Board of Directors (rather than its shareholders) is best-positioned to set fund policy and oversee management. However, the Committee opposes granting Boards of Directors authority over certain matters, such as changes to a fund's investment objective, that the Investment Company Act envisions will be approved directly by shareholders.

         * Proposals related to limiting corporate conduct in some manner that relates to the shareholder's environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for discussion of larger social issues, and opposes shareholder resolutions "micromanaging" corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.

         Information about how the Trust voted proxies relating to securities held in the portfolio of any series of the Trust during the most recent 12-month period ended June 30 is available without charge (1) at www.mutual-funds.ml.com and (2) on the Commission's web site at http://www.sec.gov.

                          PORTFOLIO HOLDINGS DISCLOSURE

     The Company's Board of Directors has adopted a policy on selective disclosure of portfolio holdings. The Company's policy is to protect the confidentiality of each Fund's portfolio holdings and prevent the selective disclosure of material non-public information about the identity of such holdings. To prevent the selective disclosure of portfolio holdings of the Funds, the general policy of the Funds is to not disclose any portfolio holdings of the Funds, other than the portfolio holdings filed with the SEC on Form N-CSR (I.E., annual and semiannual reports) and Form N-Q (I.E., quarterly portfolio holdings reports), and any portfolio holdings made available on usaa.com. This general policy shall not apply, however, in the following instances:

     * Where the person to whom the disclosure is made owes a fiduciary or other duty of trust or confidence to the Funds (E.G., auditors, attorneys, and Access Persons under the Funds' Joint Code of Ethics);

     * Where the person has a valid reason to have access to the portfolio holdings information and has agreed not to disclose or misuse the information (E.G., custodians, accounting agents, securities lending agents, subadvisers, rating agencies, mutual fund evaluation services, such as Lipper, and proxy voting agents);

     * As disclosed in this SAI; and

     * As required by law or a regulatory body.

     If portfolio holdings are released pursuant to an ongoing arrangement with any party, a Fund must have a legitimate business purpose for doing so, and neither the Fund, nor the Manager or its affiliates, may receive any compensation in connection with an arrangement to make available information about the Fund's portfolio holdings. A Fund may distribute portfolio holdings to mutual fund evaluation services such as Lipper Inc. and broker-dealers that may be used by the Fund, for the purpose of efficient trading and receipt of relevant research. In providing this information to broker-dealers, reasonable precautions are taken to avoid any potential misuse of the disclosed information.

     The Fund also may disclose any and all portfolio information to its service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or agreement. These service providers include, among others, each Fund's custodian, auditors, attorneys, investment adviser and subadviser(s), administrator, and each of their respective affiliates and advisers.

         Any person or entity which does not have a previously approved ongoing arrangement to receive non-public portfolio holdings information and seeks a Fund's portfolio holdings information that (i) has not been filed with the SEC, or (ii) is not available on usaa.com, must submit its request in writing to the Fund's Chief Compliance Officer (CCO), USAA Securities Counsel, or their designee(s) who will make a determination whether disclosure of such portfolio holdings may be made and whether the relevant Fund needs to make any related disclosure in its SAI. A report will be made to each Fund's Board of Directors/Trustees at each quarterly meeting about (i) any determinations made by the CCO, Securities Counsel, or their designee(s) pursuant to the procedures set forth in this paragraph, and (ii) any violations of the portfolio holdings policy.

     Each Fund intends to post its annual and semiannual reports, and quarterly schedules of portfolio holdings on usaa.com after these reports are filed with the Securities and Exchange Commission. In addition, each Fund intends to post its top ten holdings on usaa.com 15 days following the end of each month.

                                  ADMINISTRATOR

Under an Administration and Servicing Agreement effective May 1, 2001, as amended February 20, 2002, the Manager is obligated on a continuous basis to provide such administrative services as the Board of Directors of the Company reasonably deems necessary for the proper administration of the Funds. IMCO will generally assist in all aspects of the Funds' operations; supply and maintain office facilities, statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Directors; provide and maintain an appropriate fidelity bond; process and coordinate purchases and redemptions and coordinate and implement wire transfers in connection therewith; execute orders under any offer of exchange involving concurrent purchases and redemptions of shares of one or more funds in the USAA family of funds; respond to shareholder inquiries; assist in processing shareholder proxy statements, reports, prospectuses, and other shareholder communications; furnish statements and confirms of all account activity; respond to shareholder complaints and other correspondence; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. For these services under the Administration and Servicing Agreement, with respect to the S&P 500 Index Fund, the Company has agreed to pay the Manager a fee computed daily and paid monthly, at an annual rate equal to 0.06% of the average daily net assets of the Fund; with respect to the Extended Market Index Fund, the Company has agreed to pay the Manager a fee computed daily and paid monthly, at an annual rate equal to 0.38%, up to 0.10% of this fee shall be paid to MLQA for subadministrative services; and with respect to the Nasdaq-100 Index Fund, the Company has agreed to pay the Manager a fee computed daily and paid monthly, at an annual rate equal to 0.35% of the average net assets of the Fund. We may also delegate one or more of our responsibilities to others at our expense.

         Under an Investment Accounting Agreement between the Company and The Northern Trust Company (Northern Trust), Northern Trust is obligated on a continuous basis to provide a variety of investment accounting. Northern Trust also is responsible for calculating the net asset value of the Fund and preparing and maintaining all related accounts and records. The Company is not obligated to make any payments to Northern Trust for its services under the Agreement. Any fees to be charged by Northern Trust for these services will be paid by NTI.

         Under the administration and services agreement between the Extended Market Portfolio and MLQA, MLQA is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Extended Market Portfolio reasonably deems necessary for the proper administration of the
Extended Market Portfolio. MLQA will generally assist in all aspects of the Extended Market Portfolio's operations; supply and maintain office facilities (which may be in MLQA's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with its Declaration of Trust, Bylaws, investment objectives and policies, and with federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.


         For the last three fiscal years or periods ended December 31, IMCO earned administrative and other services fees as follows:

         FUND                   2004             2003            2002
S&P 500 Index                $1,493,720       $1,158,420       $792,445
Extended Market Index        $  357,091       $  165,483       $ 84,286
Nasdaq-100 Index             $ 427,496        $  282,996       $189,394


         As a result of the Funds' expenses exceeding the expense limitations, IMCO did not receive administrative and other services fees to which it would have been entitled as follows:

         FUND                   2004             2003            2002
Extended Market Index        $ 283,063        $  165,483       $  84,286
Nasdaq-100 Index             $  24,040            --           $ 172,646

UNDERWRITER AND DISTRIBUTOR

The Company has an agreement with IMCO for exclusive underwriting and distribution of the Funds' shares on a continuing, best-efforts basis. This agreement provides that IMCO will receive no fee or other compensation for such distribution services.

TRANSFER AGENT

The Transfer Agent performs transfer agent services for the Company under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Company. For its services under the Transfer Agency
Agreement, each Fund pays the Transfer Agent an annual fixed fee of $26 per account, except the S&P 500 Index Fund, which pays the Transfer Agent an annual fixed fee of $20 per account. The fee is subject to change at any time.

         The fee to the Transfer Agent includes processing of all transactions and correspondence. Fees are billed on a monthly basis at the rate of one-twelfth of the annual fee. Each Fund pays all out-of-pocket expenses of the Transfer Agent and other expenses, which are incurred at the specific direction of the Company. In addition, certain entities may receive payments directly or indirectly from the Transfer Agent, IMCO, or their affiliates for providing shareholder services to their clients who hold Fund shares.

                               GENERAL INFORMATION

CUSTODIAN

The Custodian is responsible for, among other things, safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest on the Funds' investments. State Street Bank and Trust Company, P. O. Box 1713, Boston, MA 02105, is the custodian for the Nasdaq-100 Index Fund. The Northern Trust Company, 50 S. LaSalle Street, Chicago, IL 60675, serves as custodian for the S&P 500 Index Fund. Northern Trust will comply with the affiliated self-custodian provisions of Rule 17f-2 under the 1940 Act. J.P. Morgan Chase, 4 Chase MetroTech, 18th Floor, Brooklyn, New York 11245 is the custodian for the Extended Market Index Fund and the Extended Market Portfolio.

COUNSEL

Kirkpatrick & Lockhart LLP, 1800 Massachusetts Ave. NW, 2nd Floor, Washington, DC 20036-1221, will review certain legal matters for the Company in connection with the shares offered by the prospectus. Shearman & Sterling, 599 Lexington Avenue, New York, New York 10174 serves as counsel to the Extended Market Portfolio.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 1900 Frost Bank Tower, 100 West Houston Street, San Antonio, Texas 78205, was appointed the Company's independent registered public accounting firm for the Funds starting with 2002 fiscal year-end audits. In this capacity the firm is responsible for the audits of the annual financial statements of each Fund and reporting thereon.

                      APPENDIX A - SHORT-TERM DEBT RATINGS

MOODY'S MUNICIPAL

MIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, high reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MOODY'S CORPORATE AND GOVERNMENT

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.

Prime-2 Issuers rated Prime-2 have a strong ability for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree.

S&P MUNICIPAL

SP-1 Strong capacity to pay principal and interest. An issue determined to possess very strong cabability to pay debt services is given a plus (+) designation.

SP-2     Satisfactory  capacity  to  pay  principal  and  interest,   with  some
         vulnerability to adverse financial and economic changes over the term of the notes.

S&P CORPORATE AND GOVERNMENT

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

DOMINION COMMERCIAL PAPER


R-1(high)      Short-term  debt rated  "R-1  (high)"  is of the  highest  credit quality,  and  indicates  an entity that pos sesses  unquestioned ability to repay current  liabilities as they fall due.  Entities rated  in this  cate  gory  normally  maintain  strong  liquidity positions,  conservative debt levels and profitability,  which is both  stable  and  above  average.  Companies  achieving  an "R-1
               (high)"  rating  are  normally  lead  ers in  structurally  sound industry segments with proven track records, sustainable positive future results and no substantial  qualifying  negative  factors.
               Given  the  extremely  tough   definition,   which  Dominion  has
               established for an "R-1 (high)," few entities are strong enough to achieve this rating.

R-1 (middle)   Short-term  debt  rated  "R-1  (middle)"  is of  superior  credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough defi nition, which Dominion has for the "R-1 (high)" category (which few companies are able to achieve), entities rated "R-1 (middle)" are also considered strong credits which typically exempli fy above average strength in key areas of consideration for debt protection.

R-1 (low)      Short-term  debt  rated  "R-1  (low)" is of  satisfactory  credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating cat egories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high),
R-2 (middle),
R-2 (low)      Short-term  debt rated  "R-2" is of adequate  credit  quality and within the three  subset  grades,  debt  protection  ranges  from having reasonable  ability for timely repayment to a level, which is consid ered only just adequate.  The liquidity and debt ratios of  entities  in the  "R-2"  classification  are not as strong as those in the "R-1"  category,  and the past and future  trend may suggest  some risk of  maintaining  the strength of key ratios in
               these  areas.   Alternative  sources  of  liquidity  support  are
               considered satisfactory; however, even the strongest liquidity support will not improve the com mercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an "R-1 credit." Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present, which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

R-3  (high),
R-3(middle),
R-3 (low)      Short-term debt rated "R-3" is speculative,  and within the three subset grades, the capacity for timely payment ranges from mildly speculative to doubtful. "R-3" credits tend to have weak liq uidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with "R-3" ratings would normally have very limited access to alternative sources of liquidity. Earnings would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

ALL THREE DOMINION RATING CATEGORIES FOR SHORT-TERM DEBT USE "HIGH," "MIDDLE," OR "LOW" AS SUBSET GRADES TO DESIGNATE THE RELATIVE STANDING OF THE CREDIT WITHIN A PARTICULAR RATING CATEGORY.

28083-0505


                             USAA MUTUAL FUND, INC.

PART C.        OTHER INFORMATION

ITEM 22.       EXHIBIT

a    (i)       Articles of Incorporation dated October 10, 1980 (1)
     (ii)      Articles of Amendment dated January 14, 1981 (1)
     (iii)     Articles Supplementary dated July 28,1981 (1)
     (iv)      Articles Supplementary dated November 3, 1982 (1)
     (v)       Articles of Amendment dated May 18, 1983 (1)
     (vi)      Articles Supplementary dated August 8,1983 (1)
     (vii)     Articles Supplementary dated July 27, 1984 (1)
     (viii)    Articles Supplementary dated November 5, 1985 (1)
     (ix)      Articles Supplementary dated January 23, 1987 (1)
     (x)       Articles Supplementary dated May 13, 1987 (1)
     (xi)      Articles Supplementary dated January 25, 1989 (1)
     (xii)     Articles Supplementary dated May 2, 1991 (1)
     (xiii)    Articles Supplementary dated November 14, 1991 (1)
     (xiv)     Articles Supplementary dated April 14, 1992 (1)
     (xv)      Articles Supplementary dated November 4, 1992 (1)
     (xvi)     Articles Supplementary dated March 23, 1993 (1)
     (xvii)    Articles Supplementary dated May 5, 1993 (1)
     (xviii)   Articles Supplementary dated November 8, 1993 (1)
     (xix)     Articles Supplementary dated January 18, 1994 (1)
     (xx)      Articles Supplementary dated November 9, 1994(1)
     (xxi)     Articles Supplementary dated November 8, 1995 (2)
     (xxii)    Articles Supplementary dated February 6, 1996 (3)
     (xxiii)   Articles Supplementary dated March 12, 1996 (4)
     (xxiv)    Articles Supplementary dated November 13, 1996 (7)
     (xxv)     Articles Supplementary dated May 9, 1997 (8)
     (xxvi)    Articles of Amendment dated July 9, 1997 (9)
     (xxvii)   Articles Supplementary dated November 12, 1997 (10)
     (xxviii)  Articles Supplementary dated April 3, 1998 (13)
     (xxix)    Articles Supplementary dated May 6, 1999 (14)
     (xxx)     Articles Supplementary dated November 18, 1999 (16)
     (xxxi)    Articles Supplementary dated July 19, 2000 (17)
     (xxxii)   Articles Supplementary dated April 26, 2001 (21)
     (xxxiii)  Articles Supplementary dated June 20, 2001 (22)
     (xxxiv)   Certificate of Correction to Articles Supplementary (22)
     (xxxv)    Articles of Amendment dated April 24, 2002 (24)
     (xxxvi)   Articles Supplementary dated April 24, 2002 (24)

b              Bylaws, as amended September 17, 2001 (23)

c              SPECIMEN CERTIFICATES FOR SHARES OF
     (i)       Growth Fund (1)
     (ii)      Income Fund (1)
     (iii)     Money Market Fund (1)
     (iv)      Aggressive Growth Fund (1)
     (v)       Income Stock Fund (1)
     (vi)      Growth & Income Fund (1)
     (vii)     Short-Term Bond Fund (1)
     (viii)    S&P 500 Index Fund (4)
     (ix)      Science & Technology Fund (9)
     (x)       First Start Growth Fund (9)
     (xi)      Intermediate-Term Bond Fund (15)
     (xii)     High-Yield Opportunities Fund (15)

ITEM NO. 22    EXHIBIT

     (xiii)    Small Cap Stock Fund (15)
     (xiv)     Extended Market Index Fund (19)
     (xv)      Nasdaq-100 Index Fund (19)
     (xvi)     Capital Growth Fund (19)
     (xvii)    Value Fund (21)

d    (i)       Advisory Agreement dated August 1, 2001 (22)
     (ii)      Management  Agreement dated  May 1, 1996 with respect to the
               S&P 500 Index Fund (5)
     (iii)     Administration and Servicing Agreement dated May 1, 2001, as amended February 20, 2002, with respect to the S&P 500 Index
               Fund, Extended Market Index Fund, and Nasdaq-100 Index Fund (23)
     (iv)      Letter Agreement to the Management Agreement dated May 1,1996 with respect to the S&P 500 Index Fund (5)
     (v)       Management Agreement dated October 27, 2000 with respect to the
               Extended Market Index Fund (19)
     (vi)      Advisory Agreement dated October 27, 2000 with respect to the
               Nasdaq-100 Index Fund (19)
     (vii)     Accounting Services Agreement dated October 27, 2000 with respect to the Extended Market Index Fund (19)
     (viii)    Administration and Servicing Agreement dated August 1, 2001, as amended February 20, 2002, with respect to the Aggressive Growth
               Fund, Growth Fund, Growth & Income Fund, Income Fund,
               Income Stock Fund, Short-Term Bond Fund, Money Market Fund,
               Science & Technology Fund, First Start Growth Fund,
               Intermediate-Term Bond Fund, High-Yield Opportunities Fund,
               Small Cap Stock Fund, and Capital Growth Fund (24)
     (ix)      Letter Agreement dated August 3, 2001 to the Administration and
               Servicing Agreement with respect to the Value Fund (22)
     (x)       Amended  and  Restated Investment SubAdvisory Agreement dated
               October 1, 2003 with respect to the S&P 500 Index Fund and the
               Nasdaq-100 Index Fund (30)
     (xi)      Investment Accounting Agreement dated May 1, 2003 with respect to the S&P 500 Index Fund (30)
     (xii)     Advisory Agreement dated October 18, 2002 (26)
     (xiii)    Amended and Restated Subadvisory Agreement dated October 18,
               2002, between IMCO and Batterymarch Financial Management, Inc.
               with respect to Capital Growth Fund (30)
     (xiv)     Subadvisory Agreement dated July 12, 2003 between IMCO and
               Grantham, Mayo, Van Otterloo & Co. LLC with respect to Income
               Stock Fund (30)
     (xv)      Amended and Restated Subadvisory Agreement dated October 18,2002, between IMCO and Marsico Capital Management, LLC with respect to
               Aggressive Growth Fund, Growth Fund, and First Start Growth Fund
               (30)
     (xvi)     Amended and Restated Subadvisory Agreement dated October 18,
               2002, between IMCO and Wellington Management Company, LLP with respect to Growth & Income Fund and Science & Technology Fund
               (30)
     (xvii)    Amendment No. 2 dated December 1, 2003, to Investment Subadvisory
               Agreement dated October 18, 2002 as  Amended and Restated as of
               May 1,2003, with respect to Batterymarch Financial Management,
               Inc. (31)
     (xviii)   Amendment No. 2 dated December 1, 2003, to Investment Subadvisory
               Agreement dated October 18, 2002 as Amended and Restated as of
               May 1, 2003, with respect to Wellington Management Company, LLP
               (31)
     (xix)     Subadvisory Agreement dated July 1, 2004,between IMCO and Barrow,
               Hanley, Mewhinney & Strauss, Inc. with respect to the Value Fund
               (33)
     (xx)      Subadvisory Agreement dated July 1, 2004, between IMCO and
               Loomis, Sayles & Company, L.P. with respect to the Growth
               Fund (33)

e    (i)       Underwriting Agreement dated July 25, 1990 (1)
     (ii)      Letter Agreement to the Underwriting Agreement dated June 1, 1993 adding Growth & Income Fund and Short-Term Bond Fund (1)

ITEM NO. 22    EXHIBIT

     (iii) Letter Agreement to the Underwriting Agreement dated May 1, 1996 adding S&P 500 Index Fund (5)
     (iv) Letter Agreement to the Underwriting Agreement dated August 1, 1997 adding Science & Technology Fund and First Start Growth
               Fund (9)
     (v) Letter Agreement to the Underwriting Agreement dated August 2, 1999 adding Intermediate-Term Bond Fund, High-Yield Opportunities Fund, and Small Cap Stock Fund (15)
     (vi) Letter Agreement to the Underwriting Agreement dated October 27, 2000 adding the Extended Market Index Fund, the Nasdaq-100 Index Fund, and the Capital Growth Fund (19)
     (vii) Letter Agreement to the Underwriting Agreement dated August 3, 2001 adding the Value Fund (22)

f              Not Applicable

g    (i)       Amended and Restated Custodian Agreement dated July 1, 2001 (22)
     (ii)      Subcustodian Agreement dated March 24, 1994 (3)
     (iii)     Custodian Agreement dated May 1, 2003 with respect to the S&P 500
               Index Fund (28)
     (iv)      Subcustodian Agreement dated May 1, 2003 with respect to the S&P
               500 Index Fund (28)
     (v)       Letter Agreement to the Custodian Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
     (vi)      Custody Letter  Agreement dated  October 27,2000 with respect to the Extended Market Index Fund (19)
     (vii)     Addendum to the Custody Letter  Agreement dated October 27, 2000 with  respect to the Extended Market Index Fund (19)
     (viii)    Letter Agreement dated August 3, 2001 to the Custodian Agreement with respect to the Value Fund (22)
     (ix)      Amendment to the Amended and Restated Custodian Agreement dated
               July 1, 2002 (27)
     (x)       Fee Schedule Effective July 1, 2004 (filed herewith)

h    (i)       Articles of Merger dated January 30, 1981 (1)
     (ii)      Transfer Agency Agreement dated November 13, 2002 (26)
     (iii)     Master Revolving Credit Facility Agreement with USAA Capital
               Corporation dated January 7, 2005 (filed herewith)
     (iv)      Master-Feeder Participation Agreement dated October 27, 2000 with respect to the Extended Market Index Fund (19)
     (v)       License Agreement for Nasdaq-100 Index Fund dated October 27,
               2000 (19)
     (vi)      Sublicense Agreement for Extended Market Index Fund dated October
               27, 2000 (19)
     (vii)     Commodity Customer's  Agreement for the Nasdaq-100 Index Fund
               dated October 27, 2000 (19)

i    (i)       Opinion and Consent of  Counsel  with  respect  to the Aggressive
               Growth Fund, Growth Fund, Income Fund, Income Stock Fund, Growth
               & Income Fund, Short-Term  Bond Fund, Science & Technology, First
               Start Growth Fund, Money Market Fund, Intermediate-Term Bond
               Fund, High-Yield Opportunities Fund, Small Cap Stock Fund,
               Capital Growth Fund, and Value Fund (34)
     (ii)      Opinion and Consent of Counsel with respect to the  S&P 500 Index
               Fund (Member Shares  and  Reward Shares), Extended  Market Index
               Fund, and Nasdaq-100 Index Fund (filed by amendment)

j              Independent Auditors' Consent (filed by amendment)

k              Omitted financial statements - Not Applicable

ITEM NO. 22    EXHIBIT


l              SUBSCRIPTIONS AND INVESTMENT LETTERS
     (i)       Subscription and Investment Letter for Growth & Income Fund and
               Short-Term Bond Fund (1)
     (ii)      Subscription and Investment Letter for S&P 500 Index Fund (5)
     (iii)     Subscription and Investment Letter for Science & Technology Fund
               and First Start Growth Fund (9)
     (iv)      Subscription and Investment Letter for the Intermediate-Term
               Bond Fund, High-Yield Opportunities Fund, and Small Cap Stock
               Fund (15)
     (v)       Subscription and Investment Letter for the Extended Market Index
               Fund, Nasdaq-100 Index Fund, and Capital Growth Fund (19)
     (vi)      Subscription and Investment Letter for the Value Fund (22)

m              12b-1 Plan - Not Applicable


n              Amended and Restated 18f-3 Plan (filed herewith)


o              Reserved


p              CODE OF ETHICS
     (i)       USAA Investment Management Company (filed herewith)
     (ii)      Northern Trust Investments (filed herewith)
     (iii)     Merrill Lynch Investment Managers (31)
     (iv)      Batterymarch Financial Management, Inc. (filed herewith)
     (v)       Marsico Capital Management, LLC (32)
     (vi)      Wellington Management Company, LLP (filed herewith)
     (vii)     Loomis, Sayles & Company, L.P. (filed herewith)
     (viii)    Grantham, Mayo, Van Otterloo & Co., LLC (filed herewith)
     (ix)      Barrow, Hanley, Mewhinney & Strauss, Inc. (filed herewith)

q              POWERS OF ATTORNEY
               Powers of Attorney for Christopher W. Claus, David M. Holmes, Barbara B. Dreeben, Robert L. Mason, Laura T. Starks, Michael F. Reimherr, and Richard A. Zucker dated February 27, 2003 (28)



(1) Previously filed with Post-Effective Amendment No. 38 of the Registrant (No.2-49560) filed with the Securities and Exchange Commission on September 29, 1995.

(2) Previously filed with Post-Effective Amendment No. 39 of the Registrant (No.2-49560) filed with the Securities and Exchange Commission on November 21, 1995.

(3) Previously filed with Post-Effective Amendment No. 40 of the Registrant (No.2-49560) filed with the Securities and Exchange Commission on February 15, 1996.

(4) Previously filed with Post-Effective Amendment No. 41 of the Registrant (No.2-49560) filed with the Securities and Exchange Commission on April 26, 1996.

(5) Previously filed with Post-Effective Amendment No. 42 of the Registrant (No.2-49560) filed with the Securities and Exchange Commission on September 11,1996.

(6) Previously filed with Post-Effective Amendment No. 43 of the Registrant (No.2-49560)filed with the Securities and Exchange Commission on October 1, 1996.

(7) Previously filed with Post-Effective Amendment No. 44 of the Registrant (No.2-49560) filed with the Securities and Exchange Commission on April 21, 1997.

(8) Previously filed with Post-Effective Amendment No. 45 of the Registrant (No.2-49560) filed with the Securities and Exchange Commission on May 16, 1997.

(9) Previously filed with Post-Effective Amendment No. 46 of the Registrant (No.2-49560) filed with the Securities and Exchange Commission on September 30, 1997.

(10) Previously filed with  Post-Effective Amendment  No. 47 of  the  Registrant
     (No. 2-49560)  filed  with  the  Securities  and  Exchange  Commission   on
     February 26,1998.

(11) Previously filed with Post-Effective Amendment No. 48 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on February 27,1998.

(12) Previously filed with Post-Effective  Amendment No. 49  of  the  Registrant
     (No. 2-49560)   filed  with  the  Securities  and  Exchange  Commission  on
     September 30,1998.

(13) Previously filed with Post-Effective Amendment No. 50 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on February 26,1999.

(14) Previously filed with Post-Effective Amendment No. 51 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on May 14, 1999.

(15) Previously filed with Post-Effective Amendment No. 52 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on November 30,1999.

(16) Previously filed with Post-Effective Amendment No.  53  of  the  Registrant
     (No. 2-49560)  filed  with  the  Securities   and  Exchange  Commission  on
     April 28, 2000.

(17) Previously filed with Post-Effective Amendment No. 54 of the Registrant (No. 2-49560)filed with the Securities and Exchange Commission on August 4, 2000.

(18) Previously filed with Post-Effective Amendment No. 55 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on October 27,2000.

(19) Previously filed with Post-Effective Amendment No. 56 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on November 30,2000.

(20) Previously  filed  with  Post-Effective Amendment No. 57 of the  Registrant
     (No. 2-49560)  filed  with  the   Securities  and  Exchange  Commission  on
     April 30,2001.

(21) Previously filed  with  Post-Effective  Amendment  No. 58 of the Registrant
     (No. 2-49560)   filed   with  the  Securities  and  Exchange  Commission on
     May 18, 2001.

(22) Previously filed with Post-Effective Amendment No. 59 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on October 1,2001.

(23) Previously filed with Post-Effective Amendment No. 60 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on March 1, 2002.

(24) Previously  filed with  Post-Effective  Amendment No. 61  of the Registrant
     (No. 2-49560)  filed  with  the  Securities  and   Exchange  Commission  on
     April 29,2002.

(25) Previously  filed with  Post-Effective  Amendment  No. 62 of the Registrant
     (No. 2-49560)  filed  with  the  Securities  and   Exchange  Commission  on
     October 2,2002.

(26) Previously  filed  with  Post-Effective Amendment No. 63 of the  Registrant
     (No. 2-49560)  filed  with  the  Securities  and  Exchange   Commission  on
     November 27,2002.

(27) Previously  filed  with  Post-Effective  Amendment No. 64 of the Registrant
     (No. 2-49560)   filed  with  the   Securities and  Exchange   Commission on
     February 28,2003.

(28) Previously  filed  with  Post-Effective  Amendment No. 65 of the Registrant
     (No. 2-49560)   filed  with  the  Securities  and  Exchange  Commission  on
     April 28,2003.

(28) Previously  filed  with  Post-Effective  Amendment No. 66 of the Registrant
     (No. 2-49560) filed   with   the   Securities   and  Exchange Commission on
     October 2,2003.

(29) Previously filed with Post-Effective Amendment No. 67 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on November 26, 2003.

(30) Previously filed with Post-Effective Amendment No. 68 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on March 1, 2004.

(31) Previously filed with Post-Effective Amendment No. 69 of the Registrant (No. 2-49560)filed with the Securities and Exchange Commission on April 28, 2004.

(32) Previously  filed  with  Post-Effective Amendment No.  70 of the Registrant
     (No. 2-49560)  filed   with  the  Securities  and  Exchange  Commission  on
     October 1, 2004.


(33) Previously  filed  with  Post-Effective  Amendment No. 71 of the Registrant
     (No. 2-49560) filed  with   the   Securities   and   Exchange Commission on
     November 24, 2004.

ITEM 23. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH FUND

Information pertaining to persons controlled by or under common control with Registrant is hereby incorporated by reference to the section captioned "Directors and Officers of the Company" in the Statement of Additional Information.

ITEM 24. INDEMNIFICATION

Protection for the liability of the adviser and underwriter and for the officers and directors of the Registrant is provided by two methods:

(a) THE DIRECTOR AND OFFICER LIABILITY POLICY. This policy covers all losses incurred by the Registrant, its adviser and its underwriter from any claim made against those entities or persons during the policy period by any shareholder or former shareholder of the Fund by reason of any alleged negligent act, error or omission committed in connection with the administration of the investments of said Registrant or in connection with the sale or redemption of shares issued by said Registrant.

(b) STATUTORY INDEMNIFICATION PROVISIONS. Under Section 2-418 of the Maryland General Corporation Law, the Registrant is authorized to indemnify any past or present director, officer, agent or employee against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him in connection with any proceeding in which he is a party by reason of having served as a director, officer, agent or employee, if he acted in good faith and reasonably believed that, (i) in the case of conduct in his official capacity with the Registrant, that his conduct was in the best interests of the Registrant, or (ii) in all other cases, that his conduct was at least not opposed to the best interests of the Registrant. In the case of any criminal proceeding, said director, officer, agent, or employee must in addition have had no reasonable cause to believe that his conduct was unlawful. In the case of a proceeding by or in the right of the Registrant, indemnification may only be made against reasonable expenses and may not be made in respect of any proceeding in which the director, officer, agent, or employee shall have been adjudged to be liable to the Registrant. The termination of any proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere, or its equivalent creates a rebuttable presumption that the director, officer, agent, or employee did not meet the requisite standard of conduct for indemnification. No indemnification may be made in respect of any proceeding charging improper personal benefit to the director, officer, agent, or employee whether or not involving action in such person's official capacity, if such person was adjudged to be liable on the basis that improper personal benefit was received. If such director, officer, agent, or employee is successful, on the merits or otherwise, in defense of any such proceeding against him, he shall be indemnified against the reasonable expenses incurred by him (unless such indemnification is limited by the Registrant's charter, which it is not). Additionally, a court of appropriate jurisdiction may order indemnification in certain circumstances even if the appropriate standard of conduct set forth above was not met.

     Indemnification may not be made unless authorized in the specific case after determination that the applicable standard of conduct has been met. Such determination shall be made by either: (i) the board of directors by either (x) a majority vote of a quorum consisting of directors not parties to the proceeding or (y) if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not at the time parties to such proceeding who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate; (ii) special legal counsel selected by the board of directors or a committee of the board by vote as set forth in (i) above, or, if the requisite quorum of the board cannot be obtained therefore and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate; or (iii) the stockholders.

     Reasonable expenses may be reimbursed or paid by the Registrant in advance of final disposition of a proceeding after a determination, made in accordance with the procedures set forth in the preceding paragraph, that the facts then known to those making the determination would not preclude indemnification under the applicable standards provided the Registrant receives (i) a written affirmation of the good faith belief of the person seeking indemnification that the applicable standard of conduct necessary for indemnification has been met, and (ii) written undertaking to repay the advanced sums if it is ultimately determined that the applicable standard of conduct has not been met.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the Registrant's Articles of Incorporation or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, then the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 25. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER


Information pertaining to business and other connections of the Registrant's investment adviser is hereby incorporated by reference to the section of the Prospectus captioned "Fund Management or "Fund and Portfolio Management" and to the section of the Statement of Additional Information captioned "Directors and Officers of the Company."


With respect to certain funds of the Registrant, IMCO currently engages the following subadvisers:

(a) Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as a subadviser to the Science & Technology Fund, Small Cap Stock Fund, and Growth & Income Fund. The information required by this Item 26 with respect to each director and officer of Wellington Management is incorporated herein by reference to Wellington Management's current Form ADV as amended and filed with the SEC.

(b) Loomis, Sayles & Company, L.P. (Loomis Sayles), located at One Financial Center, Boston, Massachusetts 02111, serves as a subadviser to the Growth Fund. The information required by this Item 26 with respect to each director and officer of Loomis Sayles is incorporated herein by reference to Loomis Sayles' current Form ADV as amended and filed with the SEC.

(c) Grantham, Mayo, Van Otterloo & Co. LLC (GMO), located at 40 Rowes Wharf, Boston, Massachusetts 02110 serves as a subadviser to the Income Stock Fund. The information required by this Item 26 with respect to each director and officer of GMO is incorporated herein by reference to GMO's current Form ADV as amended and filed with the SEC.

(d) Marsico Capital Management, LLC (Marsico), located at 1200 17th Street, Suite 1600, Denver, Colorado 80202, serves as a subadviser to the Growth Fund, Aggressive Growth Fund, and First Start Growth Fund. The information required by this Item 26 with respect to each director and officer of Marsico is incorporated herein by reference to Marsico's current Form ADV as amended and filed with the SEC.

(e) Barrow, Hanley, Mewhinney & Strauss, Inc. (BHMS), located at 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204-2429, serves as a subadviser to the Value Fund. The information required by this Item 26 with respect to each director and officer of BHMS is incorporated herein by reference to BHMS' current Form ADV as amended and filed with the SEC.

(f) Batterymarch Financial Management, Inc. (Batterymarch), located at 200 Clarendon Street, Boston, Massachusetts 02116, serves as a subadviser to the Capital Growth Fund and the Small Cap Stock Fund. The information required by this Item 26 with respect to each director and officer of Batterymarch is incorporated herein by reference to Batterymarch's current Form ADV as amended and filed with the SEC.

(g) Northern Trust Investments, N.A. (NTI), located at 50 S. LaSalle Street, Chicago, Illinois 60675, serves as a subadviser to the S&P 500 Index Fund and the Nasdaq-100 Index Fund. The information required by this
     Item 26 with respect to each director and officer of NTI is incorporated herein by reference to NTI's current Form ADV as amended and filed with the SEC.

ITEM 26. PRINCIPAL UNDERWRITERS

(a) USAA Investment Management Company (the "Adviser") acts as principal underwriter and distributor of the Registrant's shares on a best-efforts basis and receives no fee or commission for its underwriting services. The Adviser, wholly owned by United Services Automobile Association, also serves as principal underwriter for USAA Tax Exempt Fund, Inc., USAA Investment Trust, and USAA State Tax-Free Trust.

(b) Set forth below is information concerning each director and executive officer of USAA Investment Management Company.

     NAME AND PRINCIPAL        POSITION AND OFFICES       POSITION AND OFFICES
      BUSINESS ADDRESS          WITH UNDERWRITER           WITH REGISTRANT

     Christopher W. Claus      Chief Executive Officer,   President, Director
     9800 Fredericksburg Road  President, Director, and   and Vice Chairman of
     San Antonio, TX 78288     Vice Chairman of the       the Board of Directors
                               Board of Directors

     Mark S. Howard            Senior Vice President,     Secretary
     9800 Fredericksburg Road  Secretary and Counsel
     San Antonio, TX 78288

     David M. Holmes           Senior Vice President,     Treasurer
     9800 Fredericksburg Road  Senior Financial Officer,
     San Antonio, TX 78288     and Treasurer

     Clifford A. Gladson       Senior Vice President,     Vice President
     9800 Fredericksburg Road  Fixed Income Investments
     San Antonio, TX 78288


     Jeffrey D. Hill           Assistant Vice President,  Chief Compliance
     9800 Fredericksburg Road  Mutual Funds Compliance    Officer
     San Antonio, TX 78288


     Mark S. Rapp              Senior Vice President,     None
     9800 Fredericksburg Road  Marketing
     San Antonio, TX 78288

     Terri L. Luensmann        Senior Vice President,     None
     9800 Fredericksburg Road  Investment Operations
     San Antonio, TX 78288

(c) Not Applicable

Item 27. LOCATION OF ACCOUNTS AND RECORDS

The following entities prepare,  maintain,  and preserve the records required by
Section 31(a) of the Investment Company Act of 1940 (the "1940 Act") for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request:

USAA Investment Management Company           Northern Trust Investments, N.A.
9800 Fredericksburg Road                     50 S. LaSalle Street
San Antonio, Texas 78288                     Chicago, Illinois 60675

USAA Shareholder Account Services            Chase Manhattan Bank
9800 Fredericksburg Road                     4 Chase MetroTech
San Antonio, Texas 78288                     18th Floor
                                             Brooklyn, New York 11245

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109
(records relating to its functions as a subadviser with respect to the Science & Technology Fund, Small Cap Stock Fund, and Growth & Income Fund)

Loomis, Sayles & Company, L.P.
One Financial Center
Boston, Massachusetts 02111
(records relating to its functions as a  subadviser with  respect to the  Growth
Fund)

Grantham, Mayo, Van Otterloo & Co.
40 Rowes Wharf
Boston, Massachusetts 02110
(records relating to its functions as a subadviser with respect to the Income Stock Fund)

Marsico Capital Management, LLC
1200 17th Street
Suite 1600
Denver, Colorado 80202
(records relating to its functions as a subadviser with respect to the Growth Fund, Aggressive Growth Fund, and First Start Growth Fund)

Barrow, Hanley, Mewhinney & Strauss, Inc.
3232 McKinney Avenue
15th Floor
Dallas, Texas 75204-2429
(records relating to its functions as a subadviser  with respect  to  the  Value
Fund)

Batterymarch Financial Management, Inc.
200 Clarendon Street
Boston, Massachusetts 02116
(records relating to its functions as a subadviser with respect to the Capital Growth Fund and Small Cap Stock Fund)

Northern Trust Investments, N.A.
50 S. LaSalle Street
Chicago, Illinois 60675
(records relating to its functions as a subadviser to the S&P 500 Index Fund and the Nasdaq-100 Index Fund)

ITEM 28. MANAGEMENT SERVICES

         Not Applicable

ITEM 29. UNDERTAKINGS


         None

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all requirements for effectiveness of this registration statement and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of San Antonio and state of Texas on the 28th day of February, 2005.


                                        USAA MUTUAL FUND, INC.


                                        CHRISTOPHER W. CLAUS*
                                        -------------------------------
                                        Christopher W. Claus
                                        President

     Pursuant to the requirements of the Securities Act, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

(SIGNATURE)                     (TITLE)                       (DATE)


                                Directors and President        February 28, 2005
Christopher W. Claus*          (Principal Executive Officer)
--------------------------
Christopher W. Claus

                                Treasurer (Principal
David Holmes*                   Financial and                  February 28, 2005
--------------------------      Accounting Officer)
David Holmes

Barbara B. Dreeben*                                            February 28, 2005
--------------------------
Barbara B. Dreeben              Director

Robert L. Mason*                                               February 28, 2005
--------------------------
Robert L. Mason                 Director

Michael F. Reimherr*                                           February 28, 2005
--------------------------
Michael F. Reimherr             Director

Laura T. Starks*                                               February 28, 2005
--------------------------
Laura T. Starks                 Director

Richard A. Zucker*                                             February 28, 2005
--------------------------
Richard A. Zucker               Director

*By: /S/ MARK S. HOWARD
     --------------------------
     Mark S. Howard, Attorney-in-Fact, under Powers of Attorney dated February 27, 2003, which are incorporated herein and filed under Post Effective Amendment No. 65 with the Securities and Exchange Commission on April 28, 2003.

                                   SIGNATURES

     Master Extended Market Index Series has duly caused this Post-effective Amendment No.72 to the Registration Statement on Form N-1A of USAA Mutual Fund, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the township of Plainsboro and state of New Jersey on the 28th day of February,2005.


                                   MASTER EXTENDED MARKET INDEX SERIES


                                   By: /S/ DONALD C. BURKE
                                       --------------------------
                                       Donald C. Burke, As Attorney-in-Fact
                                       to a Power of Attorney


     This Post-Effective Amendment No.72 to the Registration Statement on Form N-1A of USAA Mutual Fund, Inc. has been signed below by the following persons in the capacities included with respect to Master Extended Market Index Series only on February 28, 2005.



SIGNATURE                TITLE                               DATE


Robert C. Doll, Jr.*     President, (Principal Executive     February 28, 2005
----------------------   Officer) and Trustee
Robert C. Doll, Jr.

Donald C. Burke*         Vice President and Treasurer
----------------------   (Principal Financial and
Donald C. Burke          Accounting Officer)


Donald W. Burton*        Trustee                            February 28, 2005
----------------------
Donald W. Burton

Laurie Simon Hodrick*    Trustee                            February 28, 2005
----------------------
Laurie Simon Hodrick

John F. O'Brien*         Trustee                            February 28, 2005
----------------------
John F. O'Brien

David H. Walsh*          Trustee                            February 28, 2005
----------------------
David H. Walsh

Fred G. Weiss*           Trustee                            February 28, 2005
----------------------
Fred G. Weiss



*By /S/ DONALD C. BURKE
    ----------------------
    Donald C. Burke
    As Attorney-in-Fact to a Power of Attorney.

EXHIBIT        ITEM                                                  PAGE NO.


g    (x)       Fee Schedule Effective July 1, 2004                        219

h    (iii)     Master Revolving Credit Facility Agreement with
               USAA Capital Corporation dated January 7, 2005             227

n              Amended and Restated 18f-3 Plan                            260

               CODE OF ETHICS
p    (i)       USAA Investment Management Company                         265
     (ii)      Northern Trust Investments                                 295
     (iv)      Batterymarch Financial Management, Inc.                    307
     (vi)      Wellington Management Company, LLP                         363
     (vii)     Loomis, Sayles & Company, L.P.                             393
     (viii)    Grantham, Mayo, Van Otterloo & Co., LLC                    413
     (ix)      Barrow, Hanley, Mewhinney & Strauss, Inc.                  459